UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5002

                           Scudder Variable Series II
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Aggressive Growth Portfolio

                                                                          Shares                Value ($)
                                                                         --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 99.4%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 18.0%

Hotels Restaurants & Leisure 6.4%
Harrah's Entertainment, Inc.                                               8,800                 573,672
P.F. Chang's China Bistro, Inc.* (a)                                      24,200               1,084,886
Station Casinos, Inc.                                                     18,200               1,207,752
The Cheesecake Factory, Inc.*                                             36,700               1,146,508
                                                                                           -------------
                                                                                               4,012,818

Specialty Retail 6.2%
American Eagle Outfitters, Inc.                                           38,500                 905,905
Chico's FAS, Inc.*                                                        50,700               1,865,760
Urban Outfitters, Inc.* (a)                                               38,800               1,140,720
                                                                                           -------------
                                                                                               3,912,385

Textiles, Apparel & Luxury Goods 5.4%
Polo Ralph Lauren Corp.                                                   39,300               1,976,790
Quicksilver, Inc.*                                                        98,900               1,429,105
                                                                                           -------------
                                                                                               3,405,895

Consumer Staples 1.6%

Household Products
Jarden Corp.* (a)                                                         24,200                 993,894

Energy 11.7%

Energy Equipment & Services 3.9%
BJ Services Co.                                                           26,000                 935,740
Dresser-Rand Group, Inc.*                                                 27,000                 665,010
Rowan Companies, Inc.                                                     24,300                 862,407
                                                                                           -------------
                                                                                               2,463,157

Oil, Gas & Consumable Fuels 7.8%
Peabody Energy Corp.                                                      32,000               2,699,200
Ultra Petroleum Corp.* (a)                                                38,400               2,184,192
                                                                                           -------------
                                                                                               4,883,392

Financials 9.8%

Capital Markets 7.2%
E*TRADE Financial Corp.*                                                  94,300               1,659,680
Legg Mason, Inc.                                                          12,450               1,365,640
Lehman Brothers Holdings, Inc.                                            6,800                  792,064
The Goldman Sachs Group, Inc.                                             5,800                  705,164
                                                                                           -------------
                                                                                               4,522,548

Diversified Financial Services 2.6%
Affiliated Managers Group, Inc.* (a)                                      23,100               1,672,902

Health Care 27.6%

Biotechnology 6.1%
Amgen, Inc.*                                                              14,900               1,187,083
Celgene Corp.* (a)                                                        26,000               1,412,320
Genzyme Corp.*                                                            17,600               1,260,864
                                                                                           -------------
                                                                                               3,860,267

Health Care Equipment & Supplies 4.2%
C.R. Bard, Inc.                                                           17,400               1,148,922


                                       1


Fisher Scientific International, Inc.*                                    12,000                 744,600
Zimmer Holdings, Inc.*                                                    10,600                 730,234
                                                                                           -------------
                                                                                               2,623,756

Health Care Providers & Services 15.2%
Aetna, Inc.                                                               16,000               1,378,240
AMERIGROUP Corp.*                                                         39,600                 757,152
Community Health Systems, Inc.*                                           32,300               1,253,563
Coventry Health Care, Inc.*                                               15,700               1,350,514
DaVita, Inc.*                                                             25,600               1,179,392
Omnicare, Inc.                                                            28,300               1,591,309
Triad Hospitals, Inc.*                                                    22,100               1,000,467
UnitedHealth Group, Inc.                                                  19,100               1,073,420
                                                                                           -------------
                                                                                               9,584,057

Pharmaceuticals 2.1%
Johnson & Johnson                                                         21,400               1,354,192

Industrials 7.6%

Construction & Engineering 1.4%
Chicago Bridge & Iron Co., NV (New York Shares)                           28,800                895,392

Electrical Equipment 3.8%
Molex, Inc. "A"                                                           39,000               1,002,690
Roper Industries, Inc.                                                    35,000               1,375,150
                                                                                           -------------
                                                                                               2,377,840

Machinery 2.4%
Joy Global, Inc.                                                          16,800                 847,728
Oshkosh Truck Corp.                                                       15,000                 647,400
                                                                                           -------------
                                                                                               1,495,128

Information Technology 23.1%

Communications Equipment 4.0%
Andrew Corp.*                                                             71,400                 796,110
Comverse Technologies, Inc.*                                              42,900               1,126,983
Nokia Oyj (ADR)                                                           36,200                 612,143
                                                                                           -------------
                                                                                               2,535,236

Computers & Peripherals 3.1%
Dell, Inc.*                                                               21,700                 742,140
NCR Corp.*                                                                37,600               1,199,816
                                                                                           -------------
                                                                                               1,941,956

Internet Software & Services 3.3%
Google, Inc. "A"*                                                         3,700                1,170,902
VeriSign, Inc.*                                                           44,300                 946,691
                                                                                           -------------
                                                                                               2,117,593

Semiconductors & Semiconductor Equipment 5.3%
Broadcom Corp. "A"*                                                       18,800                 881,908
International Rectifier Corp.*                                            27,400               1,235,192
Linear Technology Corp.                                                   32,300               1,214,157
                                                                                           -------------
                                                                                               3,331,257

Software 7.4%
Activision, Inc.*                                                         69,400               1,419,230
Business Objects SA (ADR)* (a)                                            39,600               1,376,496
Salesforce.com, Inc.* (a)                                                 56,100               1,297,032
Take-Two Interactive Software, Inc.* (a)                                  25,600                 565,504
                                                                                           -------------
                                                                                               4,658,262
----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $49,108,958)                                                        62,641,927


                                       2

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 16.1%
----------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)               10,121,468              10,121,468
  (Cost $10,121,467)
                                                                                                 % of
                                                                      Net Assets                Value ($)
                                                                     -------------------------------------
Total Investment Portfolio (Cost $ 59,230,425)                             115.5              72,763,395
Other Assets and Liabilities, Net                                          (15.5)             (9,743,207)
----------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0              63,020,188

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan.  The value of all securities loaned at September 30,
    2005 amounted to $10,033,331 which is 15.9 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management,
    Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

                                       3

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Blue Chip Portfolio

                                                                                   Shares      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 99.0%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 13.2%

Auto Components 0.5%
Autoliv, Inc.                                                                       1,800        78,300
TRW Automotive Holdings Corp.*                                                     54,400     1,596,096
                                                                                            -----------
                                                                                              1,674,396

Diversified Consumer Services 0.1%
Education Management Corp.*                                                        13,400       432,016

Hotels Restaurants & Leisure 1.0%
Darden Restaurants, Inc.                                                          111,200     3,377,144

Household Durables 0.9%
Lennar Corp. "A"                                                                   50,400     3,011,904

Internet & Catalog Retail 0.5%
eBay, Inc.*                                                                        44,100     1,816,920

Media 3.9%
Comcast Corp. "A"*                                                                 84,900     2,494,362
John Wiley & Sons, Inc. "A"                                                        14,500       605,230
McGraw-Hill Companies, Inc.                                                        73,200     3,516,528
R.H. Donnelley Corp.*                                                              24,800     1,568,848
Walt Disney Co.                                                                   200,700     4,842,891
                                                                                            -----------
                                                                                             13,027,859

Multiline Retail 1.2%
Federated Department Stores, Inc.                                                  20,300     1,357,461
Target Corp.                                                                       49,700     2,580,921
                                                                                            -----------
                                                                                              3,938,382

Specialty Retail 3.9%
American Eagle Outfitters, Inc.                                                    98,500     2,317,705
Barnes & Noble, Inc.                                                               74,400     2,804,880
Home Depot, Inc.                                                                  136,200     5,194,668
Michaels Stores, Inc.                                                              81,500     2,694,390
                                                                                            -----------
                                                                                             13,011,643

Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. "B"                                                                     47,100     3,847,128

Consumer Staples 5.8%

Food & Staples Retailing 0.0%
7-Eleven, Inc.*                                                                       200         7,122
Safeway, Inc.                                                                       3,200        81,920
Wal-Mart Stores, Inc.                                                                 100         4,382
                                                                                            -----------
                                                                                                 93,424

Food Products 2.7%
Archer-Daniels-Midland Co.                                                        232,100     5,723,586
Pilgrim's Pride Corp.                                                              87,900     3,199,560
                                                                                            -----------
                                                                                              8,923,146

Household Products 1.7%
Clorox Co.                                                                         13,300       738,682
Kimberly-Clark Corp.                                                               24,800     1,476,344
Procter & Gamble Co.                                                               55,100     3,276,246
                                                                                            -----------
                                                                                              5,491,272

Tobacco 1.4%
Altria Group, Inc.                                                                 19,200     1,415,232
Loews Corp - Carolina Group                                                        81,500     3,229,845
                                                                                            -----------
                                                                                              4,645,077

Energy 11.0%

Oil, Gas & Consumable Fuels
Burlington Resources, Inc.                                                         13,600     1,105,952
ConocoPhillips                                                                     78,800     5,508,908
Devon Energy Corp.                                                                 73,300     5,031,312
ExxonMobil Corp.                                                                  244,840    15,557,134
Occidental Petroleum Corp.                                                         52,800     4,510,704
Overseas Shipholding Group, Inc.                                                   60,600     3,534,798
Vintage Petroleum, Inc.                                                            28,300     1,292,178
XTO Energy, Inc.                                                                        1            45
                                                                                            -----------
                                                                                             36,541,031

Financials 19.3%

Banks 5.7%
Bank of America Corp.                                                             189,600     7,982,160
IndyMac Bancorp., Inc.                                                             39,800     1,575,284
US Bancorp                                                                        105,700     2,968,056
Wells Fargo & Co.                                                                 112,900     6,612,553
                                                                                            -----------
                                                                                             19,138,053

Capital Markets 1.6%
Franklin Resources, Inc.                                                           16,600     1,393,736
Lehman Brothers Holdings, Inc.                                                     34,100     3,971,968
                                                                                            -----------
                                                                                              5,365,704

Consumer Finance 2.5%
American Express Co.                                                               62,100     3,567,024
Capital One Financial Corp.                                                        46,200     3,673,824
Providian Financial Corp.*                                                         67,300     1,189,864
                                                                                            -----------
                                                                                              8,430,712

Diversified Financial Services 1.9%
Citigroup, Inc.                                                                    40,600     1,848,112
Freddie Mac                                                                        79,200     4,471,632
                                                                                            -----------
                                                                                              6,319,744

Insurance 5.9%
Allstate Corp.                                                                     60,100     3,322,929
American Financial Group, Inc.                                                     19,200       651,456
Genworth Financial, Inc. "A"                                                       37,200     1,199,328
Loews Corp.                                                                         1,000        92,410
MetLife, Inc.                                                                      71,400     3,557,862
Philadelphia Consolidated Holding Corp.*                                           18,800     1,596,120
The St. Paul Travelers Companies, Inc.                                             82,500     3,701,775
W.R. Berkley Corp.                                                                139,025     5,488,707
                                                                                            -----------
                                                                                             19,610,587

Real Estate 1.7%
Apartment Investment & Management Co. "A" (REIT)                                    5,700       221,046
Avalonbay Communities, Inc. (REIT)                                                  5,900       505,630
Boston Properties, Inc. (REIT)                                                      4,300       304,870
Camden Property Trust (REIT)                                                        6,600       367,950
CenterPoint Properties Corp. (REIT)                                                 5,200       232,960
Equity Office Properties Trust (REIT)                                              29,600       968,216
Equity Residential (REIT)                                                          16,300       616,955
General Growth Properties, Inc. (REIT)                                             12,300       552,639
Rayonier, Inc.                                                                      8,200       472,484
Simon Property Group, Inc. (REIT)                                                   2,100       155,652
The Mills Corp. (REIT)                                                              4,900       269,892
Vornado Realty Trust (REIT)                                                        10,800       935,496
                                                                                            -----------
                                                                                              5,603,790

Health Care 14.8%

Biotechnology 2.2%
Genentech, Inc.*                                                                   38,600     3,250,506
Gilead Sciences, Inc.*                                                             84,500     4,120,220
                                                                                            -----------
                                                                                              7,370,726

Health Care Equipment & Supplies 1.2%
Baxter International, Inc.                                                         92,700     3,695,949
Boston Scientific Corp.*                                                           17,000       397,290
                                                                                            -----------
                                                                                              4,093,239

Health Care Providers & Services 6.6%
AmerisourceBergen Corp.                                                            50,600     3,911,380
Cerner Corp.* (a)                                                                  15,900     1,382,187
Community Health Systems, Inc.*                                                    60,000     2,328,600
HCA, Inc.                                                                          16,700       800,264
LifePoint Hospitals, Inc.*                                                         41,400     1,810,422
McKesson Corp.                                                                     80,500     3,819,725
Pharmaceutical Product Development, Inc.                                           22,900     1,316,979
UnitedHealth Group, Inc.                                                          117,500     6,603,500
                                                                                            -----------
                                                                                             21,973,057

Pharmaceuticals 4.8%
Allergan, Inc.                                                                     44,100     4,040,442
Barr Pharmaceuticals, Inc.*                                                        76,400     4,195,888
Johnson & Johnson                                                                  81,782     5,175,165
Merck & Co., Inc.                                                                  46,300     1,259,823
Pfizer, Inc.                                                                       47,050     1,174,838
                                                                                            -----------
                                                                                             15,846,156

Industrials 10.6%

Aerospace & Defense 3.9%
Boeing Co.                                                                         32,200     2,187,990
Lockheed Martin Corp.                                                              83,500     5,096,840
Raytheon Co.                                                                      110,100     4,186,002
Rockwell Collins, Inc.                                                             32,600     1,575,232
                                                                                            -----------
                                                                                             13,046,064

Air Freight & Logistics 1.2%
Ryder System, Inc.                                                                120,800     4,133,776

Commercial Services & Supplies 1.3%
Cendant Corp.                                                                     207,100     4,274,544

Industrial Conglomerates 4.2%
General Electric Co.                                                              412,800    13,898,976

Information Technology 14.4%

Communications Equipment 0.9%
Cisco Systems, Inc.*                                                               12,900       231,297
Corning, Inc.*                                                                    135,400     2,617,282
                                                                                            -----------
                                                                                              2,848,579

Computers & Peripherals 3.6%
Apple Computer, Inc.*                                                              74,500     3,993,945
Dell, Inc.*                                                                       130,700     4,469,940
EMC Corp.*                                                                        238,100     3,081,014
Hewlett-Packard Co.                                                                21,200       619,040
                                                                                            -----------
                                                                                             12,163,939

Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc.*                                                               42,000     1,298,640

Internet Software & Services 0.8%
Google, Inc. "A"*                                                                   4,100     1,297,486
Yahoo!, Inc.*                                                                      38,200     1,292,688
                                                                                            -----------
                                                                                              2,590,174

IT Consulting & Services 1.0%
Computer Sciences Corp.*                                                           73,800     3,491,478

Semiconductors & Semiconductor Equipment 5.3%
Broadcom Corp. "A"*                                                                54,600     2,561,286
Freescale Semiconductor, Inc. "B"*                                                  8,900       209,862
Intel Corp.                                                                       278,700     6,869,955
Lam Research Corp.*                                                                47,300     1,441,231
National Semiconductor Corp.                                                       97,200     2,556,360
Texas Instruments, Inc.                                                           115,400     3,912,060
                                                                                            -----------
                                                                                             17,550,754

Software 2.4%
BMC Software, Inc.*                                                               147,100     3,103,810
Compuware Corp.*                                                                  133,200     1,265,400
Microsoft Corp.                                                                   130,300     3,352,619
Symantec Corp.*                                                                    10,800       244,728
                                                                                            -----------
                                                                                              7,966,557

Materials 4.1%

Chemicals 0.9%
Air Products & Chemicals, Inc.                                                     34,100     1,880,274
Monsanto Co.                                                                       15,800       991,450
                                                                                            -----------
                                                                                              2,871,724

Construction Materials 0.6%
Florida Rock Industries, Inc.                                                       9,800       628,082
Martin Marietta Materials, Inc.                                                    16,700     1,310,282
                                                                                            -----------
                                                                                              1,938,364

Metals & Mining 2.6%
Freeport-McMoRan Copper & Gold, Inc. "B"*                                          35,500     1,724,945
Phelps Dodge Corp.                                                                 29,900     3,884,907
Southern Peru Copper Corp.                                                         57,700     3,228,892
                                                                                            -----------
                                                                                              8,838,744

Telecommunication Services 2.4%

Diversified Telecommunication Services 0.2%
Telewest Global, Inc.*                                                             34,300       787,185

Wireless Telecommunication Services 2.2%
ALLTEL Corp.                                                                       47,500     3,092,725
American Tower Corp. "A"*                                                          65,100     1,624,245
Nextel Partners, Inc. "A"*                                                         97,100     2,437,210
                                                                                            -----------
                                                                                              7,154,180

Utilities 3.4%

Electric Utilities 1.3%
Allegheny Energy, Inc.*                                                            73,400     2,254,848
American Electric Power Co., Inc.                                                   8,000       317,600
Edison International                                                               35,000     1,654,800
PPL Corp.                                                                             700        22,631
                                                                                            -----------
                                                                                              4,249,879

Independent Power Producers & Energy Traders 2.1%
Duke Energy Corp.                                                                 120,500     3,514,985
TXU Corp.                                                                          31,400     3,544,432
                                                                                            -----------
                                                                                              7,059,417
                                                                                            -----------
Total Common Stocks (Cost $309,379,162)                                         9,746,084

                                                                                Principal
                                                                               Amount ($)      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 0.2%
----------------------------------------------------------------------------------------------------------
US Treasury Bill 3.307%**, 10/20/2005 (e)  (Cost $728,754)                       730,000        728,754

                                                                                 Shares      Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 0.6%
----------------------------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)                        2,101,000      2,101,000
  (Cost $2,101,000)

----------------------------------------------------------------------------------------------------------
    Cash Equivalents 0.9%
----------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                                   3,070,284      3,070,284
  (Cost $3,070,284)
                                                                                    % of
                                                                              Net Assets         Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 315,279,200)                                    100.7    335,646,122
Other Assets and Liabilities, Net                                                   (0.7)    (2,364,911)
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0    333,281,211

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

**  Annualized yield at time of purchase; not a coupon rate.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $2,050,715 which is 0.6 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

At September 30, 2005, open futures contracts purchased were as follows:

                                                    Aggregated
                   Expiration                           Face                                 Unrealized
    Futures           Date        Contracts          Value ($)           Value ($)        Depreciation ($)
----------------------------------------------------------------------------------------------------------

S & P 500 Index    12/15/2005            11         3,405,409             3,394,325              (11,084)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Investment Portfolio                       as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Conservative Income Strategy Portfolio

                                                                 Shares      Value ($)
                                                              ---------------------------

-----------------------------------------------------------------------------------------
    Equity Funds 24.2%
-----------------------------------------------------------------------------------------
Scudder SVS I Capital Growth Portfolio "A"                        5,980      98,961
Scudder SVS I Global Discovery Portfolio "A"                        526       7,518
Scudder SVS I Growth & Income Portfolio "A"                      36,512     346,861
Scudder SVS I International Portfolio "A"                        12,623     132,168
Scudder SVS II Aggressive Growth Portfolio "A"                    8,282      91,851
Scudder SVS II Blue Chip Portfolio "A"                           23,280     333,371
Scudder SVS II Davis Venture Value Portfolio "A"                  9,774     117,288
Scudder SVS II Dreman High Return Equity Portfolio "A"           16,952     222,408
Scudder SVS II Dreman Small Cap Value Portfolio "A"              11,228     225,016
Scudder SVS II International Select Equity Portfolio "A"          6,569      84,874
Scudder SVS II Janus Growth Opportunities Portfolio "A"          36,023     289,623
Scudder SVS II Large Cap Value Portfolio "A"                     21,726     339,799
Scudder SVS II MFS Strategic Value Portfolio "A"                  8,059      90,664
Scudder SVS II Small Cap Growth Portfolio "A"                     7,199      93,082
Scudder SVS II Templeton Foreign Value Portfolio "A"              5,908      66,048
Scudder VIT Real Estate Securities Portfolio "A"                  4,780      84,654
-----------------------------------------------------------------------------------------
Total Equity Funds (Cost $2,491,931)                                      2,624,186

-----------------------------------------------------------------------------------------
    Fixed Income Funds 54.6%
-----------------------------------------------------------------------------------------
Scudder SVS II Fixed Income Portfolio "A"                       460,585   5,425,688
Scudder SVS II Government & Agency Securities Portfolio "A"         481       5,849
Scudder SVS II High Income Portfolio "A"                         48,982     397,735
Scudder SVS II Strategic Income Portfolio "A"                     8,579      98,575
-----------------------------------------------------------------------------------------
Total Fixed Income Funds (Cost $5,994,425)                                5,927,847

-----------------------------------------------------------------------------------------
    Cash Equivalents 21.0%
-----------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                  2,281,417   2,281,417
  (Cost $2,281,417)
                                                                       % of
                                                                 Net Assets      Value ($)
                                                          ---------------------------------
Total Investment Portfolio (Cost $ 10,767,773)                         99.8      10,833,450
Other Assets and Liabilities, Net                                       0.2          20,981
 ------------------------------------------------------------------------------------------
Net Assets                                                            100.0      10,854,431

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Fixed Income Portfolio

                                                                              Principal
                                                                             Amount ($)      Value ($)
                                                                        ----------------------------------

----------------------------------------------------------------------------------------------------------
    Corporate Bonds 16.5%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 2.9%
Auburn Hills Trust, 12.375%, 5/1/2020                                            161,000      242,962
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                     490,000      543,630
D.R. Horton, Inc., 5.375%, 6/15/2012                                           2,091,000    2,025,876
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                               892,000      887,301
Harrah's Operating Co., Inc., 144A, 5.625%, 6/1/2015                           1,752,000    1,731,959
Mandalay Resort Group, 6.5%, 7/31/2009                                           202,000      203,010
MGM MIRAGE:
    6.0%, 10/1/2009                                                              395,000      390,062
    144A, 6.625%, 7/15/2015                                                      130,000      128,537
TCI Communications, Inc., 8.75%, 8/1/2015                                        663,000      823,231
Tele-Communications, Inc.:
    9.875%, 6/15/2022                                                            250,000      345,644
    10.125%, 4/15/2022                                                           363,000      505,721
Time Warner, Inc., 7.625%, 4/15/2031                                           1,345,000    1,575,708
                                                                                           ----------
                                                                                            9,403,641

Energy 1.4%
Chesapeake Energy Corp.:
    6.25%, 1/15/2018                                                             223,000      218,540
    144A, 6.5%, 8/15/2017                                                        309,000      314,408
Enterprise Products Operating LP:
    Series B, 5.0%, 3/1/2015                                                     517,000      490,543
    7.5%, 2/1/2011                                                               580,000      634,409
Sempra Energy, 4.621%, 5/17/2007                                               1,510,000    1,506,844
Tri-State Generation & Transmission Association, 144A, 6.04%,                  1,190,000    1,230,638
    1/31/2018
                                                                                           ----------
                                                                                            4,395,382

Financials 6.8%
American General Finance Corp.:
    Series H, 4.0%, 3/15/2011                                                  1,417,000    1,345,558
    Series I, 4.875%, 5/15/2010                                                1,180,000    1,177,496
American International Group, Inc., 144A, 5.05%, 10/1/2015                     1,300,000    1,291,932
AmerUs Group Co., 5.95%, 8/15/2015                                               282,000      281,165
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007                               539,000      529,311
BB&T Capital Trust I, 5.85%, 8/18/2035                                           385,000      379,673
Duke Capital LLC, 4.302%, 5/18/2006                                            1,204,000    1,203,229
Erac USA Finance Co., 144A, 8.0%, 1/15/2011                                    1,346,000    1,519,411
ERP Operating LP:
    6.584%, 4/13/2015 (a)                                                      1,420,000    1,552,937
    6.95%, 3/2/2011                                                              432,000      469,686
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                               940,000    1,122,797
Ford Motor Credit Co.:
    6.5%, 1/25/2007                                                              317,000      317,369
    6.875%, 2/1/2006                                                           3,683,000    3,698,071
General Motors Acceptance Corp.:
    6.125%, 8/28/2007                                                            785,000      772,752
    6.15%, 4/5/2007                                                              190,000      188,553
HSBC Bank USA, 5.875%, 11/1/2034                                                 880,000      902,967
HSBC Finance Corp., 5.0%, 6/30/2015                                              400,000      393,395
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                   1,284,000    1,256,852
JPMorgan Chase XVII, 5.85%, 8/1/2035                                             335,000      328,074
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015                               325,000      321,600
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010                           1,187,000    1,182,899
Nationwide Financial Services, Inc., 5.1%, 10/1/2015                             345,000      339,167
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                821,198      818,898
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                  384,000      375,228
                                                                                           ----------
                                                                                           21,769,020

Health Care 0.5%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                              1,424,000    1,631,132

Industrials 0.3%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%,                     270,392      285,116
    12/15/2011
K. Hovnanian Enterprises, Inc., 6.25%, 1/15/2015                                 810,000      759,605
                                                                                           ----------
                                                                                            1,044,721

Materials 0.9%
Alcan, Inc., 5.75%, 6/1/2035                                                      74,000       72,753
Georgia-Pacific Corp.:
    7.75%, 11/15/2029                                                            606,000      649,935
    8.875%, 5/15/2031                                                            952,000    1,125,903
Newmont Mining Corp., 5.875%, 4/1/2035                                           755,000      739,969
Weyerhaeuser Co.:
    7.125%, 7/15/2023                                                             95,000      104,809
    7.375%, 3/15/2032                                                             66,000       74,660
                                                                                           ----------
                                                                                            2,768,029

Telecommunication Services 1.1%
Anixter International, Inc., 5.95%, 3/1/2015 (a)                                 178,000      172,783
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                      877,000      906,029
SBC Communications, Inc., 5.875%, 2/1/2012                                     1,333,000    1,394,127
Verizon Global Funding Corp., 7.75%, 12/1/2030                                   796,000      969,749
                                                                                           ----------
                                                                                            3,442,688

Utilities 2.6%
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                              1,490,000    1,550,010
Consumers Energy Co.:
    Series F, 4.0%, 5/15/2010                                                  1,655,000    1,591,210
    5.0%, 2/15/2012                                                            1,160,000    1,154,065
Entergy Louisiana, Inc., 6.3%, 9/1/2035                                          360,000      340,138
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%,                  1,715,000    1,904,936
    11/15/2032
TXU Energy Co., 7.0%, 3/15/2013                                                  585,000      635,091
Xcel Energy, Inc., 7.0%, 12/1/2010                                             1,240,000    1,353,492
                                                                                           ----------
                                                                                            8,528,942
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $53,285,710)                                                   52,983,555

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 6.1%
----------------------------------------------------------------------------------------------------------

Energy 0.2%
Petro-Canada, 5.95%, 5/15/2035                                                   680,000      680,043

Financials 2.5%
DBS Capital Funding Corp., 144A, 7.657%, 3/15/2049                             1,330,000    1,488,471
HBOS PLC, 144A, 5.92%, 9/29/2049                                                 300,000      300,731
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                     2,120,000    2,089,703
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049                           2,710,000    2,933,575
Resona Bank, Ltd, 144A, 5.85%, 9/29/2049                                         790,000      779,719
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                300,000      292,755
                                                                                           ----------
                                                                                            7,884,954

Industrials 1.1%
Tyco International Group SA:
    6.75%, 2/15/2011                                                           1,900,000    2,052,203
    6.875%, 1/15/2029                                                            916,000    1,051,085
    7.0%, 6/15/2028                                                              356,000      411,474
                                                                                           ----------
                                                                                            3,514,762

Materials 1.1%
Celulosa Arauco y Constitucion SA, 144A, 5.625%, 4/20/2015                     1,295,000    1,284,323
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026             1,915,000    2,095,642
                                                                                           ----------
                                                                                            3,379,965

Sovereign Bonds 0.0%
United Mexican States, 8.375%, 1/14/2011                                          65,000       74,750

Telecommunication Services 1.2%
British Telecommunications PLC, 8.625%, 12/15/2030                             1,565,000    2,122,818
Telecom Italia Capital:
    144A, 4.0%, 1/15/2010                                                        440,000      422,495
    5.25%, 11/15/2013                                                            850,000      843,973
    5.25%, 10/1/2015 (a)                                                         630,000      619,058
                                                                                           ----------
                                                                                            4,008,344
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $19,251,763)                                   19,542,818

----------------------------------------------------------------------------------------------------------
    Asset Backed 6.8%
----------------------------------------------------------------------------------------------------------

Automobile Receivables 1.7%
Drive Auto Receivables Trust, "A3", Series 2004-1, 144A, 3.5%,                 1,490,000    1,477,884
    8/15/2008
MMCA Automobile Trust:
    "A4", Series 2002-4, 3.05%, 11/16/2009                                       824,632      817,431
    "A4", Series 2002-2, 4.3%, 3/15/2010                                       1,140,597    1,138,047
    "B", Series 2002-2, 4.67%, 3/15/2010                                         486,668      480,486
    "B", Series 2002-1, 5.37%, 1/15/2010                                         438,264      437,889
Onyx Acceptance Owner Trust, "A3", Series 2003-D, 2.4%, 12/15/2007             1,172,856    1,168,625
                                                                                           ----------
                                                                                            5,520,362

Credit Card Receivables 1.4%
Capital One Multi-Asset Execution Trust:
    "B3", Series 2004-B3, 4.498% *, 1/18/2022                                  2,955,000    3,017,345
    "B1", Series 2005-B1, 4.9%, 12/15/2017                                     1,515,000    1,500,766
                                                                                           ----------
                                                                                            4,518,111

Home Equity Loans 3.7%
Aegis Asset Backed Securities Trust, "N1", Series 2005-3N, 144A,               1,238,741    1,229,450
    4.75%, 8/25/2035
Countrywide Asset-Backed Certificates:
    "AF2", Series 2005-7, 4.367%, 11/25/2035                                   2,340,000    2,311,437
    "N1", Series 2004-2N, 144A, 5.0%, 2/25/2035                                  288,579      286,812
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%,                      1,164,222    1,162,579
    10/26/2035
Park Place Securities NIM Trust, "A", Series 2005-WCW1, 144A, 4.25%,           1,428,867    1,421,722
    9/25/2035
Renaissance Home Equity Loan Trust, "AF6", Series 2005-2, 4.781%,                835,000      811,633
    8/25/2035
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034                147,986      147,847
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%,            1,315,162    1,330,933
    2/25/2031
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036              3,094,000    3,094,967
                                                                                           ----------
                                                                                           11,797,380
----------------------------------------------------------------------------------------------------------
Total Asset Backed (Cost $22,020,222)                                                      21,835,853

                                                                                 Shares     Value ($)
                                                                        -------------------------------

----------------------------------------------------------------------------------------------------------
    Preferred Stocks 0.5%
----------------------------------------------------------------------------------------------------------

Farm Credit Bank of Texas, Series 1  (Cost $1,504,340)                         1,387,000    1,488,265

                                                                              Principal
                                                                              Amount ($)    Value ($)
                                                                        -------------------------------

----------------------------------------------------------------------------------------------------------
    US Government Agency Sponsored Pass-Throughs 7.1%
----------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.:
    4.0%, 5/1/2019                                                             2,346,719    2,255,132
    5.0%, 2/1/2034                                                             1,445,000    1,413,843
    6.0%, 12/1/2034                                                            1,525,930    1,552,740
Federal National Mortgage Association:
    4.5%, with various maturities from 7/1/2018 until 10/1/2033 (b)            4,444,768    4,266,595
    5.0%, with various maturities from 4/1/2025 until 2/1/2034 (b)             3,768,929    3,715,426
    5.5%, with various maturities from 7/1/2024 until 1/1/2025 (b)             5,715,327    5,749,654
    6.31%, 6/1/2008                                                            1,500,000    1,544,256
    6.5%, with various maturities from 3/1/2017 until 11/1/2033                1,137,349    1,171,246
    7.13%, 1/1/2012                                                            1,110,841    1,134,458
    8.0%, 9/1/2015                                                                52,202       55,973
                                                                                           ----------
Total US Government Agency Sponsored Pass-Throughs (Cost $23,095,439)         22,859,323

----------------------------------------------------------------------------------------------------------
    Commercial and Non-Agency Mortgage-Backed Securities 15.9%
----------------------------------------------------------------------------------------------------------

Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.444%,                1,265,000    1,265,593
    1/25/2036
Banc of America Commercial Mortgage, Inc., "AJ", Series 2005-1, 5.0%           2,270,000    2,292,922
    *, 11/10/2042
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4,             1,185,000    1,158,523
    4.45%*, 8/25/2035
Citicorp Mortgage Securities, Inc.:
    "A4", Series 2003-3, 5.5%, 3/25/2033                                         955,455      955,981
    "1A1", Series 2004-8, 5.5%, 10/25/2034                                     1,409,442    1,415,904
Citigroup Mortgage Loan Trust, Inc.:
    "1A2", Series 2004-NCM-1, 6.5%, 7/25/2034                                  1,235,095    1,267,131
    "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                 1,580,838    1,629,745
Countrywide Alternative Loan Trust:
    "A2", Series 2003-6T2, 5.0%, 6/25/2033                                     1,438,779    1,436,837
    "7A1", Series 2004-J2, 6.0%, 12/25/2033                                      479,169      482,164
    "1A1", Series 2004-J1, 6.0%, 2/25/2034                                       349,205      352,373
First Union-Lehman Brothers Commercial Mortgage, "A3", Series                  1,144,163    1,172,169
    1997-C1, 7.38%, 4/18/2029
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1,                 517,343      532,995
    6.869%, 7/15/2029
Greenwich Capital Commercial Funding Corp.:
    "AJ", Series 2005-GG3, 4.859%, 8/10/2042                                     845,000      830,291
    "B", Series 2005-GG3, 4.894%, 8/10/2042                                    1,410,000    1,378,645
GS Mortgage Securities Corp. II, "C", Series 1998-C1, 6.91%,                   1,260,000    1,327,612
    10/18/2030
LB-UBS Commercial Mortgage Trust, "AJ", Series 2005-C3, 4.843%,                3,095,000    3,027,901
    7/15/2040
Master Alternative Loans Trust:
    "5A1", Series 2005-1, 5.5%, 1/25/2020                                        721,521      727,470
    "3A1", Series 2004-5, 6.5%, 6/25/2034                                         63,905       65,244
    "5A1", Series 2005-2, 6.5%, 12/25/2034                                       386,169      390,576
    "8A1", Series 2004-3, 7.0%, 4/25/2034                                        244,827      248,153
Master Asset Securitization Trust:
    "8A1", Series 2003-6, 5.5%, 7/25/2033                                        824,989      819,060
    "2A7", Series 2003-9, 5.5%, 10/25/2033                                     1,359,321    1,357,877
Merrill Lynch Mortgage Investors, Inc., "D", Series 1996-C1, 7.42%,            1,016,722    1,018,259
    4/25/2028
Park Place Securities NIM Trust, "B", Series 2004-MHQ1, 144A,                    399,663      395,666
    3.474%, 12/25/2034
Residential Asset Securitization Trust, "A1", Series 2003-A11,                   774,970      773,175
    4.25%, 11/25/2033
Structured Adjustable Rate Mortgage Loan Trust, "1A1", Series                  1,551,766    1,563,162
    2005-18, 5.748%, 9/25/2035
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%,                   916,045      892,571
    5/25/2035
Wachovia Bank Commercial Mortgage Trust, "AJ", Series 2005-C20,                3,135,000    3,155,694
    5.125% *, 7/15/2042
Washington Mutual:
    "A6", Series 2003-AR11, 3.985%, 10/25/2033                                 1,540,000    1,501,654
    "A7, Series 2004-AR9, 4.196% *, 8/25/2034                                  1,393,000    1,369,708
    "2A1", Series 2002-S8, 4.5%, 1/25/2018                                       486,892      484,850
    "1A6", Series 2005-AR12, 4.846%, 10/25/2035                                3,125,000    3,092,044
    "1A1", Series 2005-AR14, 5.085%, 10/25/2045                                1,600,000    1,596,439
    "4A", Series 2004-CB2, 6.5%, 8/25/2034                                       231,475      237,479
Wells Fargo Mortgage Backed Securities Trust:
    "A6", Series 2004-N, 4.0%, 8/25/2034                                       2,350,000    2,314,615
    "2A15", Series 2005-AR10, 4.111%*, 6/25/2035                               3,155,000    3,137,900
    "2A14", Series 2005-AR10, 4.111%*, 6/25/2035                               2,350,000    2,308,815
    "2A4", Series 2005-AR10, 4.111%*, 6/25/2035                                  356,688      349,859
    "1A6", Series 2003-1, 4.5%, 2/25/2018                                        382,142      380,684
    "4A2", Series 2005-AR16, 4.993%, 10/25/2035                                2,385,000    2,383,509
----------------------------------------------------------------------------------------------------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $51,678,899)              51,091,249

----------------------------------------------------------------------------------------------------------
    Collateralized Mortgage Obligations 20.3%
----------------------------------------------------------------------------------------------------------

Fannie Mae Whole Loan:
    "2A3", Series 2003-W3, 4.16%, 6/25/2042                                      840,094      835,986
    "1A3", Series 2003-W18, 4.732%, 8/25/2043                                    554,260      553,282
    "A2", Series 2004-W4, 5.0%, 6/25/2034                                      2,115,000    2,118,277
    "1A1", Series 2004-W15, 6.0%, 8/25/2044                                    1,838,556    1,869,927
Federal Home Loan Mortgage Corp.:
    "XG", Series 2737, 4.0%, 11/15/2022                                        1,050,000    1,033,457
    "NB", Series 2750, 4.0%, 12/15/2022                                        2,839,000    2,792,512
    "KB", Series 2552, 4.25%, 6/15/2027                                        1,499,640    1,495,565
    "LC", Series 2682, 4.5%, 7/15/2032                                           805,000      775,677
    "PE", Series 2727, 4.5%, 7/15/2032                                         2,395,000    2,307,725
    "HG", Series 2543, 4.75%, 9/15/2028                                        1,122,386    1,122,695
    "OL", Series 2840, 5.0%, 11/15/2022                                        2,335,000    2,343,236
    "PE", Series 2721, 5.0%, 1/15/2023                                           135,000      132,840
    "PQ", Series 2844, 5.0%, 5/15/2023                                         1,616,000    1,626,851
    "BU", Series 2911, 5.0%, 9/15/2023                                         2,403,000    2,409,406
    "EW", Series 2545, 5.0%, 3/15/2029                                         1,530,000    1,533,585
    "BG", Series 2640, 5.0%, 2/15/2032                                         2,060,000    2,022,070
    "PD", Series 2844, 5.0%, 12/15/2032                                        2,765,000    2,693,556
    "EG", Series 2836, 5.0%, 12/15/2032                                        2,770,000    2,698,423
    "PD", Series 2783, 5.0%, 1/15/2033                                         1,283,000    1,253,383
    "TE", Series 2780, 5.0%, 1/15/2033                                         1,785,000    1,754,064
    "NE", Series 2802, 5.0%, 2/15/2033                                         2,640,000    2,591,695
    "OE", Series 2840, 5.0%, 2/15/2033                                         2,780,000    2,703,594
    "PD", Series 2890, 5.0%, 3/15/2033                                         1,485,000    1,452,677
    "OG", Series 2889, 5.0%, 5/15/2033                                         1,770,000    1,713,000
    "PE", Series 2898, 5.0%, 5/15/2033                                           860,000      849,556
    "XD", Series 2941, 5.0%, 5/15/2033                                         1,055,000    1,023,026
    "PE", Series 2864, 5.0%, 6/15/2033                                         2,275,000    2,222,394
    "UE", Series 2911, 5.0%, 6/15/2033                                         3,055,000    2,956,713
    "BG", Series 2869, 5.0%, 7/15/2033                                           335,000      328,325
    "KD", Series 2915, 5.0%, 9/15/2033                                         1,341,000    1,300,162
    "NE", Series 2921, 5.0%, 9/15/2033                                         2,275,000    2,184,346
    "PE", Series 2378, 5.5%, 11/15/2016                                        1,765,000    1,799,045
    "CH", Series 2390, 5.5%, 12/15/2016                                          440,000      446,915
    "PE", Series 2512, 5.5%, 2/15/2022                                            45,000       46,152
    "BD", Series 2453, 6.0%, 5/15/2017                                           931,321      955,527
    "Z", Series 2173, 6.5%, 7/15/2029                                            315,951      326,057
Federal National Mortgage Association:
    "A2", Series 2003-63, 2.34%, 7/25/2044                                        13,358       13,331
    "WB", Series 2003-106, 4.5%, 10/25/2015                                    1,735,000    1,727,594
    "NE", Series 2004-52, 4.5%, 7/25/2033                                      1,282,000    1,231,275
    "PE", Series 2005-44, 5.0%, 7/25/2033                                        650,000      629,873
    "QD", Series 2005-29, 5.0%, 8/25/2033                                        435,000      423,747
    "HE", Series 2005-22, 5.0%, 10/25/2033                                     1,540,000    1,502,585
    "PG", Series 2002-3, 5.5%, 2/25/2017                                         500,000      510,460
    "QC", Series 2002-11, 5.5%, 3/25/2017                                        640,000      652,230
    "MC", Series 2002-56, 5.5%, 9/25/2017                                        763,578      769,158
    "VD", Series 2002-56, 6.0%, 4/25/2020                                        127,717      128,584
    "PM", Series 2001-60, 6.0%, 3/25/2030                                        147,842      148,331
    "A2", Series 1998-M6, 6.32%, 8/15/2008                                       800,164      827,752
    "HM", Series 2002-36, 6.5%, 12/25/2029                                        46,004       46,183
----------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $65,636,071)                               64,882,804

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 5.2%
----------------------------------------------------------------------------------------------------------

Brockton, MA, General Obligation, Economic Development, 6.45%, 5/1/2017 (c)    1,530,000    1,676,482
California, Statewide Communities Development Authority Revenue, Series        1,515,000    1,505,047
    A-1, 4.0%, 11/15/2006 (c)
Illinois, Higher Education Revenue, 7.05%, 7/1/2009 (c)                        1,410,000    1,523,547
Jersey City, NJ, Municipal Utilities Authority, Water Revenue, 4.55%,          1,000,000      983,400
    5/15/2012 (c)
Jicarilla, NM, Sales & Tax Special Revenue, Apache Nation Revenue, 144A,         945,000      953,883
    5.2%, 12/1/2013
Los Angeles, CA, Community Redevelopment Agency, Financing Authority           2,500,000    2,629,325
    Revenue, Bunker Hill Project, 5.83%, 12/1/2017 (c)
New York, General Obligation, Environmental Facilities Corp., 4.95%,           1,500,000    1,512,165
    1/1/2013 (c)
Oklahoma City, OK, Airport Revenue, 5.2%, 10/1/2012 (c)                        1,430,000    1,451,364
Oregon, School Boards Association, Pension Deferred Interest, Series A,        3,830,000    2,113,317
    Zero Coupon, 6/30/2017 (c)
Portland, OR, River District, Urban Renewal & Redevelopment, Series B,         1,550,000    1,467,106
    3.35%, 6/15/2010 (c)
Trenton, NJ, School District General Obligation, 4.3%, 4/1/2011 (c)            1,040,000    1,014,281
                                                                                           ----------
Total Municipal Bonds and Notes (Cost $16,520,981)                            16,829,917

    Government National Mortgage Association 0.1%
Government National Mortgage Association, 6.0%, with various                     297,231      303,463
    maturities from 1/15/2034 until 6/20/2034  (Cost $304,958)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 18.6%
----------------------------------------------------------------------------------------------------------
US Treasury Bond, 6.0%, 2/15/2026 (a)                                          8,370,000    9,871,369
US Treasury Notes:
    3.375%, 2/15/2008 (a)                                                     35,331,000   34,693,381
    3.625%, 7/15/2009                                                            640,000      627,125
    4.75%, 5/15/2014 (a)                                                       6,686,000    6,888,145
    5.0%, 8/15/2011 (a)                                                        7,100,000    7,377,624
----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $60,152,159)                                           59,457,644

                                                                                 Shares     Value ($)
                                                                        -------------------------------

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 16.8%
----------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (d) (e)                       53,738,489   53,738,489
  (Cost $53,738,489)

    Cash Equivalents 4.5%
Scudder Cash Management QP Trust, 3.74%  (f)                                  14,317,898   14,317,898
  (Cost $14,317,898)
                                                                                   % of
                                                                             Net Assets      Value ($)
                                                                        -------------------------------
Total Investment Portfolio (Cost $ 381,506,929)                                   118.4   379,331,278
Other Assets and Liabilities, Net                                                 (18.4)  (58,996,002)
-------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0   320,335,276

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $52,543,662 which is 16.4% of net assets.

(b)  Mortgage dollar rolls included.

(c)  Bond is insured by one of these companies:


                                                                As a % of Total
    Insurance Coverage                                      Investment Portfolio
--------------------------------------------------------------------------------
    Ambac Financial Group                                               1.2
--------------------------------------------------------------------------------
    Financial Guaranty Insurance Company                                1.7
--------------------------------------------------------------------------------
    Financial Security Assurance, Inc.                                  1.1
--------------------------------------------------------------------------------
    MBIA Corp.                                                          0.2
--------------------------------------------------------------------------------

(d) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e)  Represents collateral held in connection with securities lending.

(f) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Investment Portfolio                                              as of September 30, 2005  (Unaudited)
-------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Global Blue Chip Portfolio

                                                                            Shares         Value ($)
                                                                          -----------------------------

-------------------------------------------------------------------------------------------------------
    Common Stocks 86.6%
-------------------------------------------------------------------------------------------------------

Australia 0.9%
Alumina Ltd.                                                                  47,100      219,462
Macquarie Airports                                                           253,400      633,837
                                                                                       ----------
(Cost $766,579)                                                                           853,299

Austria 0.7%
Erste Bank der oesterreichischen Sparkassen AG                                 6,000      320,894
Wienerberger AG                                                                9,100      358,618
                                                                                       ----------
(Cost $553,066)                                                                           679,512

Bermuda 0.9%
Tyco International Ltd.  (Cost $864,413)                                      31,000      863,350

Brazil 0.5%
Porto Seguro SA                                                               19,900      197,644
Votorantim Celulose e Papel SA (ADR)                                          22,300      298,820
                                                                                       ----------
(Cost $455,409)                                                                           496,464

Canada 4.9%
Canadian National Railway Co.                                                 15,700    1,114,193
EnCana Corp.                                                                  29,450    1,718,867
Goldcorp, Inc.                                                                29,350      588,262
Meridian Gold, Inc.*                                                          16,700      364,168
Placer Dome, Inc.                                                             43,250      739,994
                                                                                       ----------
(Cost $1,746,721)                                                                       4,525,484

China 2.1%
China Petroleum & Chemical Corp. "H"                                       2,948,000    1,349,095
Shanghai Electric Group Co., Ltd. "H"                                      1,606,000      543,452

Finland 0.7%
Neste Oil Oyj*                                                                 9,400      348,298
Nokia Oyj (ADR)                                                               16,000      270,560
                                                                                       ----------
(Cost $441,639)                                                                           618,858

France 4.1%
Carrefour SA                                                                   7,925      364,604
Credit Agricole SA*                                                           18,805      551,459
Societe Generale                                                               5,268      601,161
Total SA                                                                       8,228    2,245,750
                                                                                       ----------
(Cost $2,765,100)                                                                       3,762,974

Germany 5.2%
BASF AG                                                                        9,871      741,466
Bayer AG                                                                      16,554      606,611
Bayerische Motoren Werke AG                                                    5,303      248,945
Commerzbank AG                                                                50,168    1,368,682
E.ON AG                                                                        9,355      859,326
Schering AG                                                                   11,400      720,677
Stada Arzneimittel AG                                                          6,798      243,471
                                                                                       ----------
(Cost $3,377,291)                                                                       4,789,178

Hong Kong 3.1%
China Mobile (Hong Kong) Ltd.                                                125,600      616,071
Fountain Set Holdings Ltd.                                                   906,000      440,892
Global Bio-chem Technology Group Co., Ltd.                                 1,172,000      532,566
Hutchison Whampoa Ltd.                                                        97,000    1,004,093
Shangri-La Asia Ltd.                                                         143,000      231,348
                                                                                       ----------
(Cost $2,323,407)                                                                       2,824,970

India 2.1%
Infosys Technologies Ltd.                                                     12,000      687,157
Ranbaxy Laboratories Ltd. (GDR)                                               15,423      175,822
Reliance Industries Ltd.                                                      57,000    1,028,996
                                                                                       ----------
(Cost $1,398,627)                                                                       1,891,975

Indonesia 0.8%
PT Telekomunikasi Indonesia (ADR)  (Cost $721,484)                            37,600      782,456

Israel 1.5%
Check Point Software Technologies Ltd.*                                       19,400      471,808
Teva Pharmaceutical Industries Ltd. (ADR)                                     27,425      916,543
                                                                                       ----------
(Cost $1,291,891)                                                                       1,388,351

Italy 1.4%
Capitalia SpA                                                                166,200      908,851
Enel SpA                                                                      40,000      344,690
                                                                                       ----------
(Cost $935,765)                                                            1,253,541

Japan 8.9%
FANUC Ltd.                                                                    14,400    1,164,482
Japan Retail Fund Investment Corp. (REIT)                                         23      185,588
Komatsu Ltd.                                                                  64,000      871,600
Mitsubishi Estate Co., Ltd.                                                   68,000      933,263
Mitsui Fudosan Co., Ltd.                                                      91,000    1,368,367
Mizuho Financial Group, Inc.                                                     120      763,214
Nomura Holdings, Inc.                                                         93,000    1,442,680
Shinsei Bank Ltd.                                                            228,000    1,436,046
                                                                                       ----------
(Cost $5,690,813)                                                                       8,165,240

Korea 5.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                            38,500      867,034
Insun ENT Co., Ltd.                                                            4,200       55,946
Kumho Tire Co., Inc.                                                          14,400      250,465
LG Electronics, Inc.                                                          13,700      917,710
LG.Philips LCD Co., Ltd. (ADR)*                                               21,900      450,264
Samsung Electronics Co., Ltd.                                                  2,410    1,358,007
SFA Engineering Corp.                                                          3,500       86,871
SK Corp.                                                                      17,450    1,011,715
                                                                                       ----------
(Cost $4,044,381)                                                                       4,998,012

Malaysia 0.7%
AMMB Holdings Bhd                                                             60,500       41,414
Resorts World Bhd                                                            143,500      418,811
RHB Capital Bhd                                                              336,200      220,328
                                                                                       ----------
(Cost $635,862)                                                                           680,553

Mexico 2.1%
Cemex SA de CV (ADR)                                                          10,750      562,225
Fomento Economico Mexicano SA de CV (ADR)                                     11,200      783,104
Grupo Televisa SA (ADR)                                                        7,700      552,167
                                                                                       ----------
(Cost $1,210,861)                                                                       1,897,496

Netherlands 0.4%
ABN AMRO Holding NV  (Cost $355,904)                                          14,500      347,316

Peru 1.4%
Compania de Minas Buenaventura SA (ADR)  (Cost $751,698)                      41,800    1,297,890

Russia 1.6%
LUKOIL (ADR)                                                                  13,600      786,352
OAO Gazprom (ADR) (REG S) (a)                                                 10,850      726,950
                                                                                       ----------
(Cost $635,905)                                                                         1,513,302

Singapore 0.8%
DBS Group Holdings Ltd.                                                       60,000      560,267
Singapore TeleCommunications Ltd.                                            149,060      215,831
                                                                                       ----------
(Cost $606,624)                                                                           776,098

South Africa 2.0%
Barloworld Ltd                                                                10,600      193,740
Gold Fields Ltd.                                                              45,600      683,158
Impala Platinum Holdings Ltd. (ADR)                                           16,028      455,678
Sappi Ltd.                                                                    41,000      481,690
                                                                                       ----------
(Cost $1,303,452)                                                                       1,814,266

Sweden 1.4%
Skandinaviska Enskilda Banken AB "A"  (Cost $1,051,757)                       68,800    1,259,919

Switzerland 3.5%
ABB Ltd.*                                                                    159,964    1,168,946
Credit Suisse Group (Registered)                                              10,933      483,922
Julius Baer Holding Ltd. "B"                                                   4,880      381,865
Nestle SA (Registered)                                                         1,509      441,784
Novartis AG (Registered)                                                      14,067      713,374
                                                                                       ----------
(Cost $2,590,230)                                                                       3,189,891

Taiwan 3.7%
AU Optronics Corp. (ADR)                                                      28,231      365,874
Bank of Kaohsiung                                                            293,000      183,205
Chunghwa Telecom Co., Ltd. (ADR)                                              24,200      447,942
Mega Financial Holding Co., Ltd.                                             657,000      415,754
Quanta Computer, Inc.                                                        266,087      436,189
SinoPac Financial Holdings Co., Ltd.                                         575,000      267,700
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                           122,429    1,006,366
Yuanta Core Pacific Securities Co.                                           411,000      262,560
                                                                                       ----------
(Cost $3,439,405)                                                                       3,385,590

Thailand 1.4%
Bangkok Bank PCL (Foreign Registered)                                        238,300      661,864
Thai Olefins PCL (Foreign Registered)                                        400,600      624,641
                                                                                       ----------
(Cost $1,249,013)                                                                       1,286,505

Turkey 0.3%
Turkcell Iletisim Hizmetleri AS (ADR)  (Cost $268,772)                        19,200      262,080

United Kingdom 6.8%
Anglo American Capital PLC                                                    16,507      492,044
GlaxoSmithKline PLC                                                           53,865    1,370,002
MFI Furniture Group PLC                                                      184,165      353,253
National Grid PLC                                                             75,438      707,200
Rank Group PLC                                                                88,365      465,236
Rio Tinto PLC                                                                  5,911      241,670
Royal Bank of Scotland Group PLC                                              42,840    1,215,779
RT Group PLC*                                                                 54,206        3,107
William Morrison Supermarkets PLC                                            356,897    1,118,927
Woolworths Group PLC                                                         516,972      305,465
                                                                                       ----------
(Cost $6,221,564)                                                                       6,272,683

United States 17.0%
AFLAC, Inc.                                                                   26,200    1,186,860
Avocent Corp.*                                                                12,200      386,008
Caremark Rx, Inc.*                                                            12,350      616,636
Caterpillar, Inc.                                                             10,500      616,875
Cisco Systems, Inc.*                                                          25,000      448,250
Citigroup, Inc.                                                               18,200      828,464
E.I. du Pont de Nemours & Co.                                                 16,100      630,637
Eaton Corp.                                                                    5,500      349,525
General Mills, Inc.                                                           11,100      535,020
Hewlett-Packard Co.                                                           33,825      987,690
Johnson & Johnson                                                              6,750      427,140
JPMorgan Chase & Co.                                                          16,400      556,452
Medicines Co.*                                                                13,850      318,689
Monsanto Co.                                                                  18,400    1,154,600
Newmont Mining Corp.                                                          26,600    1,254,722
Oracle Corp.*                                                                 73,400      909,426
Pfizer, Inc.                                                                  35,700      891,429
Schlumberger Ltd.                                                             10,200      860,676
Symantec Corp.*                                                               56,070    1,270,547
The Coca-Cola Co.                                                             14,700      634,893
Wyeth                                                                         18,350      849,054
                                                                                       ----------
(Cost $13,422,658)                                                                     15,713,593

Venezuela 0.3%
Compania Anonima Nacional Telefonos de Venezuela (ADR)  (Cost $421,598)       21,300      298,839
-------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $63,021,974)                                                 79,782,232

-------------------------------------------------------------------------------------------------------
    Preferred Stocks 2.0%
-------------------------------------------------------------------------------------------------------

Brazil 0.6%
Perdigao SA  (Cost $331,316)                                                  16,200      563,462

Germany 1.4%
Henkel KGaA                                                                   10,000      909,440
Porsche AG                                                                       553      425,192
                                                                                       ----------
(Cost $1,293,887)                                                                       1,334,632
-------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $1,625,203)                                                1,898,094

-------------------------------------------------------------------------------------------------------
    Exchange Traded Funds 2.0%
-------------------------------------------------------------------------------------------------------

United States
iShares MSCI Malaysia Index Fund (a)                                          74,550      545,706
iShares Nasdaq Biotechnology Index Fund* (a)                                  16,550    1,274,350
                                                                                       ----------
Total Exchange Traded Funds (Cost $1,670,549)                                           1,820,056

-------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 2.4%
-------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)                    2,189,750    2,189,750
  (Cost $2,189,750)

-------------------------------------------------------------------------------------------------------
    Cash Equivalents 8.2%
-------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (d)                               7,574,262    7,574,262
  (Cost $7,574,262)
                                                                            % of
                                                                      Net Assets         Value ($)
                                                                 ---------------------------------
Total Investment Portfolio (Cost $ 76,081,738)                             101.2        93,264,394
Other Assets and Liabilities, Net                                           (1.2)       (1,098,749)
-------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0        92,165,645

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $2,140,910 which is 2.3 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

REIT: Real Estate Investment Trust

At September 30, 2005, the Scudder Variable Series I International Portfolio had the following Sector diversification:

                                                                                     As a % of
                                                                                 Common Stocks
                                                                                  and Exchange
Sector                                               Market Value ($)             Traded Funds
------------------------------------------------------------------------------------------------------
Financials                                                19,585,355                23.4%
Materials                                                 12,999,300                15.6%
Information Technology                                    10,052,727                12.0%
Industrials                                                9,174,961                11.0%
Energy                                                     9,047,703                10.8%
Health Care                                                7,242,837                 8.7%
Consumer Discretionary                                     4,810,701                 5.8%
Consumer Staples                                           4,232,307                 5.1%
Telecommunication Services                                 2,623,219                 3.1%
Utilities                                                  1,911,216                 2.3%
Exchange Traded Funds                                      1,820,056                 2.2%

Total Common Stocks and Exchange Traded Funds             83,500,382               100.0%



Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Government & Agency Securities Portfolio

                                                                             Principal
                                                                            Amount ($)         Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------------
    Agencies Backed by the Full Faith and Credit of the US Government 57.9%
----------------------------------------------------------------------------------------------------------------

Government National Mortgage Association:
    5.0%, with various maturities from 4/20/2033 until 2/15/2035 (a)                   31,135,346     30,807,030
    5.5%, with various maturities from 12/15/2032 until 7/20/2035                      66,615,072     67,218,575
        (a) (b)
    6.0%, with various maturities from 12/20/2031 until 3/20/2035                      40,181,455     41,124,056
        (a) (b)
    6.5%, with various maturities from 3/15/2014 until 8/20/2034 (a)                   23,211,073     24,113,675
    7.0%, with various maturities from 6/20/2017 until 10/15/2032                       4,521,443      4,749,978
    7.5%, with various maturities from 4/15/2026 until 7/15/2032                        3,639,329      3,864,584
    8.0%, with various maturities from 12/15/2026 until 11/15/2031                      1,149,217      1,230,981
    8.5%, with various maturities from 5/15/2016 until 12/15/2030                         161,883        176,119
    9.5%, with various maturities from 6/15/2013 until 12/15/2022                          70,509         77,875
    10.0%, with various maturities from 2/15/2016 until 3/15/2016                          27,225         30,419
----------------------------------------------------------------------------------------------------------------
Total Agencies Backed by the Full Faith and Credit of the US Government                              173,393,292
 (Cost $174,470,574)

----------------------------------------------------------------------------------------------------------------
    Agencies Not Backed by the Full Faith and Credit of the US Government 33.6%
----------------------------------------------------------------------------------------------------------------

Federal Farm Credit Bank, 3.75%, 1/15/2009                                             18,150,000     17,752,206
Federal Home Loan Bank, 4.125%, 4/18/2008                                              18,150,000     18,038,650
Federal Home Loan Mortgage Corp.:
    4.5%, 5/1/2019                                                                         74,964         73,460
    4.636%, 2/1/2035                                                                      916,584        913,836
    5.0%, with various maturities from 9/1/2033 until 8/1/2035 (a)                     11,295,886     11,064,513
    5.5%, 2/1/2017                                                                         72,785         73,896
    6.5%, 9/1/2032                                                                        235,332        242,239
    7.0%, with various maturities from 5/1/2029 until 8/1/2035                          6,759,707      7,056,651
    7.5%, with various maturities from 1/1/2027 until 5/1/2032                            305,359        324,104
    8.0%, 11/1/2030                                                                         5,203          5,550
    8.5%, 7/1/2030                                                                          5,489          5,965
Federal National Mortgage Association:
    4.541%, 1/1/2035                                                                    1,564,541      1,553,624
    4.551%, 2/1/2035                                                                    2,370,161      2,352,418
    4.63%, 1/1/2035                                                                     1,907,534      1,901,636
    4.668%, 2/1/2035                                                                    1,523,175      1,519,885
    4.746%, 5/1/2035                                                                    2,291,504      2,277,101
    5.0%, with various maturities from 10/1/2019 until 10/1/2033 (a)                    5,772,423      5,745,786
    5.5%, with various maturities from 1/1/2033 until 6/1/2035 (a)                     13,305,679     13,307,309
    6.0%, 9/1/2035                                                                      7,489,337      7,564,230
    6.5%, with various maturities from 9/1/2030 until 6/1/2035 (a)                      5,068,427      5,221,308
    7.0%, with various maturities from 9/1/2013 until 7/1/2034                          1,121,879      1,174,203
    7.5%, with various maturities from 9/1/2028 until 3/1/2032                          2,406,299      2,547,418
    8.0%, 12/1/2024                                                                        22,303         23,921
----------------------------------------------------------------------------------------------------------------
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost     100,739,909
                                                                                                    $101,398,028)

----------------------------------------------------------------------------------------------------------------
    US Treasury Obligations 1.1%
----------------------------------------------------------------------------------------------------------------

US Treasury Bill, 3.307% **, 10/20/2005 (c)                                               165,000        164,718
US Treasury Note, 4.0%, 8/31/2007                                                       3,000,000      2,989,806
----------------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $3,170,505)                                                        3,154,524

----------------------------------------------------------------------------------------------------------------
    Collateralized Mortgage Obligations 11.1%
----------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.:
    "PO", Series 228, Principal Only, 2/1/2035                                          2,440,706      1,981,836
    "PF", Series 2962, 4.018% *, 3/15/2035                                              4,264,529      4,271,184
    "ZC", Series 2972, 4.5%, 5/15/2020                                                  1,654,325      1,643,556
    "IO", Series 228, Interest Only, 6.0%, 2/1/2035                                     2,529,209        521,350
Federal National Mortgage Association:
    "L0", Series 2005-50, Principal Only, 6/25/2035                                     1,863,963      1,520,650
    "PF", Series 2005-59, 4.08%, 5/25/2035                                              3,232,583      3,230,429
    "IN", Series 2003-84, Interest Only, 4.5%, 4/25/2013                                3,728,052        244,794
Government National Mortgage Association:
    "DA", Series 2005-45, 3.952%, 6/16/2035                                             9,719,699      9,644,581
    "FB", Series 2005-43, 3.989%, 2/17/2032                                             4,215,625      4,195,460
    "FA", Series 2005-18, 3.996%, 10/20/2032                                            3,000,000      2,989,927
    "FH", Series 1999-18, 4.02%, 5/16/2029                                              2,422,481      2,422,075
    "IB", Series 2003-86, Interest Only, 5.0%, 1/20/2029                                4,550,000        709,239
----------------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $33,636,186)                           33,375,081

----------------------------------------------------------------------------------------------------------------
    Repurchase Agreements 4.9%
----------------------------------------------------------------------------------------------------------------

State Street Bank and Trust Co., 3.55%, dated 9/30/2005, to be repurchased             14,679,000     14,679,000
    at $14,683,343 on 10/3/2005 (d) (Cost $14,679,000)
                                                                                          % of
                                                                                       Net Assets      Value ($)
                                                                               ---------------------------------
Total Investment Portfolio (Cost $ 327,354,293)                                            108.6     325,341,806
Other Assets and Liabilities, Net                                                           (8.6)    (25,896,876)
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0     299,444,930

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

**   Annualized yield at time of purchase; not a coupon rate.

(a)  Mortgage dollar rolls included.

(b)  When-issued or forward delivery pools included.

(c) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d) Collateralized by $14,972,967 Federal Home Loan Mortgage Corp., 5.0%, maturing on 5/1/2017 with a value of $14,974,105.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Interest Only:

Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At September 30, 2005, open future contracts purchased were as follows:

                                                  Aggregated
                   Expiration                        Face                                    Unrealized
    Futures           Date        Contracts       Value ($)           Value ($)           Depreciation ($)
-----------------------------------------------------------------------------------------------------------
10 Year US
-----------------------------------------------------------------------------------------------------------
Treasury Note      12/20/2005           204        22,587,440         22,424,063             (163,377)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------




At September 30, 2005, open futures contracts sold short were as follows:

                                                     Aggregated                               Unrealized
                    Expiration                          Face                                 Appreciation/
     Futures           Date         Contracts         Value ($)         Value ($)          Depreciation ($)
-----------------------------------------------------------------------------------------------------------
2 Year US           12/30/2005           39          8,032,348         8,029,734                  2,614
-----------------------------------------------------------------------------------------------------------
Treasury Note
-----------------------------------------------------------------------------------------------------------
10 Year Interest    10/19/2005           73          7,954,877         7,984,375                (29,498)
-----------------------------------------------------------------------------------------------------------
Rate Swap
-----------------------------------------------------------------------------------------------------------
Total net unrealized depreciation                                                               (26,884)
-----------------------------------------------------------------------------------------------------------

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage
Association, Government National Mortgage Association and Federal Home Loan
Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

-----------------------------------------------------------------------------------------------------------

Investment Portfolio                             as of September 30, 2005  (Unaudited)
---------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Growth & Income Strategy Portfolio

                                                                 Shares      Value ($)
                                                            ---------------------------

---------------------------------------------------------------------------------------
    Equity Funds 58.2%
---------------------------------------------------------------------------------------
Scudder SVS I Capital Growth Portfolio "A"                       240,910    3,987,058
Scudder SVS I Global Discovery Portfolio "A"                       5,445       77,860
Scudder SVS I Growth & Income Portfolio "A"                    1,203,669   11,434,859
Scudder SVS I International Portfolio "A"                        296,875    3,108,279
Scudder SVS II Aggressive Growth Portfolio "A"                    77,142      855,506
Scudder SVS II Blue Chip Portfolio "A"                           840,830   12,040,679
Scudder SVS II Davis Venture Value Portfolio "A"                 460,968    5,531,618
Scudder SVS II Dreman High Return Equity Portfolio "A"           329,022    4,316,774
Scudder SVS II Dreman Small Cap Value Portfolio "A"              311,056    6,233,570
Scudder SVS II International Select Equity Portfolio "A"         138,434    1,788,572
Scudder SVS II Janus Growth Opportunities Portfolio "A"          942,397    7,576,873
Scudder SVS II Large Cap Value Portfolio "A"                     660,187   10,325,319
Scudder SVS II MFS Strategic Value Portfolio "A"                 295,784    3,327,574
Scudder SVS II Small Cap Growth Portfolio "A"                    215,229    2,782,912
Scudder SVS II Templeton Foreign Value Portfolio "A"             193,098    2,158,833
Scudder VIT Real Estate Securities Portfolio "A"                  99,872    1,768,729
---------------------------------------------------------------------------------------
Total Equity Funds (Cost $73,266,916)                                      77,315,015

---------------------------------------------------------------------------------------
    Fixed Income Funds 27.1%
---------------------------------------------------------------------------------------
Scudder SVS II Fixed Income Portfolio "A"                      2,540,230   29,923,914
Scudder SVS II Government & Agency Securities Portfolio "A"      247,257    3,006,640
Scudder SVS II High Income Portfolio "A"                         304,809    2,475,048
Scudder SVS II Strategic Income Portfolio "A"                     53,663      616,589
                                                                           ----------
Total Fixed Income Funds (Cost $36,390,110)                                36,022,191

---------------------------------------------------------------------------------------
    Cash Equivalents 14.5%
---------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                  19,251,573   19,251,573
  (Cost $19,251,573)
                                                                % of
                                                          Net Assets      Value ($)
                                                         ---------------------------
Total Investment Portfolio (Cost $ 128,908,599)                 99.8     132,588,779
Other Assets and Liabilities, Net                                0.2         250,071
 -----------------------------------------------------------------------------------
Net Assets                                                     100.0     132,838,850

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Growth Strategy Portfolio

                                                                 Shares      Value ($)
                                                               ------------------------

----------------------------------------------------------------------------------------
    Equity Funds 71.9%
----------------------------------------------------------------------------------------
Scudder SVS I Capital Growth Portfolio "A"                        394,845     6,534,685
Scudder SVS I Global Discovery Portfolio "A"                        5,137        73,456
Scudder SVS I Growth & Income Portfolio "A"                     1,869,786    17,762,969
Scudder SVS I International Portfolio "A"                         509,752     5,337,107
Scudder SVS II Aggressive Growth Portfolio "A"                     86,365       957,792
Scudder SVS II Blue Chip Portfolio "A"                          1,078,695    15,446,915
Scudder SVS II Davis Venture Value Portfolio "A"                  639,429     7,673,154
Scudder SVS II Dreman High Return Equity Portfolio "A"            403,568     5,294,806
Scudder SVS II Dreman Small Cap Value Portfolio "A"               402,391     8,063,925
Scudder SVS II International Select Equity Portfolio "A"          238,276     3,078,526
Scudder SVS II Janus Growth Opportunities Portfolio "A"         1,161,639     9,339,576
Scudder SVS II Large Cap Value Portfolio "A"                      926,170    14,485,291
Scudder SVS II MFS Strategic Value Portfolio "A"                  404,853     4,554,602
Scudder SVS II Small Cap Growth Portfolio "A"                     264,977     3,426,153
Scudder SVS II Templeton Foreign Value Portfolio "A"              331,633     3,707,660
Scudder VIT Real Estate Securities Portfolio "A"                  120,472     2,133,559
----------------------------------------------------------------------------------------
Total Equity Funds (Cost $102,432,448)                                      107,870,176

----------------------------------------------------------------------------------------
    Fixed Income Funds 10.8%
----------------------------------------------------------------------------------------
Scudder SVS II Fixed Income Portfolio "A"                       1,124,281    13,244,032
Scudder SVS II Government & Agency Securities Portfolio "A"       110,082     1,338,602
Scudder SVS II High Income Portfolio "A"                           99,843       810,727
Scudder SVS II Strategic Income Portfolio "A"                      70,233       806,976
----------------------------------------------------------------------------------------
Total Fixed Income Funds (Cost $16,315,584)                                  16,200,337

----------------------------------------------------------------------------------------
    Cash Equivalents 16.5%
----------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                   24,832,945    24,832,945
  (Cost $24,832,945)
                                                                  % of
                                                            Net Assets      Value ($)
                                                         -----------------------------
Total Investment Portfolio (Cost $ 143,580,977)                   99.2     148,903,458
Other Assets and Liabilities, Net                                  0.8       1,240,697
 -------------------------------------------------------------------------------------
Net Assets                                                       100.0     150,144,155

        For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                                                              as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II High Income Portfolio
                                                                                             Principal
                                                                                          Amount ($) (a)      Value ($)
                                                                                      ---------------------------------

-----------------------------------------------------------------------------------------------------------------------
    Corporate Bonds 82.1%
-----------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 20.2%
155 East Tropicana LLC, 8.75%, 4/1/2012 (b)                                                       960,000       931,200
Adesa, Inc., 7.625%, 6/15/2012                                                                    325,000       325,000
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)                                                     1,910,000     1,680,800
Amscan Holdings, Inc., 8.75%, 5/1/2014                                                            375,000       328,125
AutoNation, Inc., 9.0%, 8/1/2008                                                                  770,000       831,600
Aztar Corp., 7.875%, 6/15/2014 (b)                                                              2,190,000     2,288,550
Cablevision Systems Corp., New York Group, Series B, 7.89% **,                                    610,000       625,250
    4/1/2009
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                                             580,000       634,375
    9.375%, 2/15/2007                                                                             585,000       617,175
Charter Communications Holdings LLC:
    Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                                           50,000        35,750
    9.625%, 11/15/2009 (b)                                                                      2,310,000     1,963,500
    10.25%, 9/15/2010                                                                           3,025,000     3,100,625
    144A, 11.0%, 10/1/2015                                                                        205,000       200,388
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)                                        1,575,000     1,323,000
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                                              535,000       537,006
    7.875%, 12/15/2007                                                                          1,784,000     1,833,060
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                               4,967,000     5,811,390
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)                                           1,005,000       894,450
EchoStar DBS Corp., 6.625%, 10/1/2014                                                             545,000       539,550
Foot Locker, Inc., 8.5%, 1/15/2022                                                                920,000     1,000,500
Ford Motor Co., 7.45%, 7/16/2031 (b)                                                              600,000       468,000
General Motors Corp., 8.25%, 7/15/2023 (b)                                                        525,000       408,188
Goodyear Tire & Rubber Co.:
    144A, 9.0%, 7/1/2015                                                                           50,000        49,250
    Series AI, 12.5%, 3/1/2011                                                                     50,000        56,000
    144A, 12.75%, 3/1/2011                                                                         50,000        55,625
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)                                                     575,000       572,125
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (b)                                 665,000       532,831
ITT Corp., 7.375%, 11/15/2015                                                                     515,000       558,775
Jacobs Entertainment, Inc., 11.875%, 2/1/2009                                                   3,440,000     3,672,200
Levi Strauss & Co.:
    8.254% **, 4/1/2012 (b)                                                                       820,000       817,950
    12.25%, 12/15/2012                                                                            405,000       447,525
Liberty Media Corp.:
    5.7%, 5/15/2013 (b)                                                                            50,000        45,501
    7.875%, 7/15/2009                                                                              45,000        47,353
    8.5%, 7/15/2029                                                                               130,000       125,872
Mandalay Resort Group, Series B, 10.25%, 8/1/2007                                                 385,000       413,875
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015                                                    395,000       381,175
Mediacom LLC, 9.5%, 1/15/2013 (b)                                                                 295,000       292,788
MGM MIRAGE:
    8.375%, 2/1/2011 (b)                                                                        2,045,000     2,198,375
    9.75%, 6/1/2007                                                                               950,000     1,011,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                                 500,000       540,000
NCL Corp., 144A, 11.625%, 7/15/2014                                                               880,000       928,400
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to                             1,985,000     1,389,500
    9/1/2012
Paxson Communications Corp.:
    Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009(b)                                       505,000       489,850
    10.75%, 7/15/2008 (b)                                                                         475,000       466,687
Petro Stopping Centers, 9.0%, 2/15/2012                                                         1,746,000     1,719,810
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)                                              1,640,000     1,689,200
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                      1,383,000     1,246,429
PRIMEDIA, Inc.:
    8.875%, 5/15/2011                                                                           1,700,000     1,780,750
    9.165% **, 5/15/2010                                                                        1,920,000     2,025,600
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                     955,000       945,450
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                    1,985,000     2,223,200
Schuler Homes, Inc., 10.5%, 7/15/2011 (b)                                                       1,455,000     1,571,400
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0%                              2,385,000     1,264,050
    to 12/15/2014 (b)
Sinclair Broadcast Group, Inc.:
    8.0%, 3/15/2012                                                                             1,108,000     1,134,315
    8.75%, 12/15/2011                                                                           3,140,000     3,297,000
Sirius Satellite Radio, Inc., 144A, 9.625%, 8/1/2013                                            2,150,000     2,064,000
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                             966,000       772,800
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                                               3,605,000     3,478,825
TRW Automotive, Inc.:
    11.0%, 2/15/2013 (b)                                                                        2,505,000     2,824,387
    11.75%, 2/15/2013                                                                   EUR       380,000       532,059
United Auto Group, Inc., 9.625%, 3/15/2012                                                      1,505,000     1,565,200
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                 475,000       498,750
Williams Scotsman, Inc., 144A, 8.5%, 10/1/2015                                                    980,000       992,250
Wynn Las Vegas LLC, 6.625%, 12/1/2014 (b)                                                          85,000        81,281
XM Satellite Radio, Inc.:
    Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                                       2,341,934     2,459,031
    12.0%, 6/15/2010                                                                              300,000       342,000
Young Broadcasting, Inc.:
    8.75%, 1/15/2014 (b)                                                                        2,055,000     1,823,812
    10.0%, 3/1/2011 (b)                                                                           425,000       401,625
                                                                                                            -----------
                                                                                                             78,204,113

Consumer Staples 2.0%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                          588,000       601,230
Alliance One International, Inc.:
    144A, 11.0%, 5/15/2012                                                                      1,120,000     1,061,200
    144A, 12.75%, 11/15/2012                                                                      550,000       503,250
Del Laboratories, Inc., 8.0%, 2/1/2012                                                            760,000       625,100
GNC Corp., 8.5%, 12/1/2010 (b)                                                                    160,000       136,400
North Atlantic Trading Co., 9.25%, 3/1/2012                                                     2,780,000     2,085,000
Swift & Co.:
    10.125%, 10/1/2009                                                                            975,000     1,049,344
    12.5%, 1/1/2010                                                                               390,000       425,100
Viskase Co., Inc., 11.5%, 6/15/2011                                                             1,205,000     1,301,400
                                                                                                            -----------
                                                                                                              7,788,024

Energy 6.0%
Belden & Blake Corp., 8.75%, 7/15/2012                                                          1,900,000     1,985,500
Chesapeake Energy Corp.:
    144A, 6.5%, 8/15/2017                                                                         635,000       646,113
    6.875%, 1/15/2016                                                                             345,000       353,625
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                         1,470,000     1,470,000
Dynegy Holdings, Inc.:
    6.875%, 4/1/2011 (b)                                                                          390,000       381,225
    7.125%, 5/15/2018                                                                             655,000       605,875
    7.625%, 10/15/2026                                                                            435,000       402,375
    8.75%, 2/15/2012 (b)                                                                          185,000       200,725
    144A, 9.875%, 7/15/2010                                                                     2,780,000     3,030,200
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                 955,000       997,975
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                           1,865,000     1,855,675
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)                                       1,860,000     1,669,350
Pogo Producing Co., 144A, 6.875%, 10/1/2017                                                       475,000       481,531
Sonat, Inc., 7.0%, 2/1/2018                                                                       405,000       384,750
Southern Natural Gas, 8.875%, 3/15/2010                                                         1,545,000     1,670,004
Stone Energy Corp.:
    6.75%, 12/15/2014                                                                             695,000       682,838
    8.25%, 12/15/2011                                                                           1,940,000     2,037,000
Williams Companies, Inc.:
    8.125%, 3/15/2012 (b)                                                                       3,250,000     3,550,625
    8.75%, 3/15/2032                                                                              735,000       867,300
                                                                                                            -----------
                                                                                                             23,272,686

Financials 12.4%
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                                     1,775,000     1,384,500
Alamosa Delaware, Inc.:
    8.5%, 1/31/2012                                                                               200,000       213,500
    11.0%, 7/31/2010                                                                              560,000       631,400
    12.0%, 7/31/2009                                                                              668,000       739,810
Alliance Mortgage Cycle Loan, 12.25%, 6/4/2010                                                    743,750       743,750
AmeriCredit Corp., 9.25%, 5/1/2009                                                              3,435,000     3,623,925
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015                                                       500,000       482,500
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                             605,000       388,467
E*TRADE Financial Corp.:
    144A, 7.375%, 9/15/2013                                                                     1,225,000     1,237,250
    8.0%, 6/15/2011                                                                               985,000     1,017,013
FINOVA Group, Inc., 7.5%, 11/15/2009                                                            2,163,400       843,726
Ford Motor Credit Co.:
    7.25%, 10/25/2011                                                                           6,050,000     5,742,563
    7.375%, 10/28/2009                                                                          2,900,000     2,801,246
General Motors Acceptance Corp.:
    4.67% **, 3/20/2007                                                                         1,690,000     1,654,534
    5.125%, 5/9/2008                                                                              230,000       214,105
    6.125%, 8/28/2007 (b)                                                                         660,000       649,702
    6.75%, 12/1/2014 (b)                                                                        1,365,000     1,187,337
    6.875%, 9/15/2011                                                                           1,105,000     1,005,122
    7.75%, 1/19/2010 (b)                                                                          205,000       198,708
    8.0%, 11/1/2031                                                                            10,570,000     9,216,298
H&E Equipment/Finance, 11.125%, 6/15/2012                                                       1,520,000     1,702,400
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)                                              1,490,000     1,532,837
PXRE Capital Trust I, 8.85%, 2/1/2027                                                           1,090,000     1,068,200
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                      54,000        44,820
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                1,195,000     1,341,388
Radnor Holdings Corp., 11.0%, 3/15/2010 (b)                                                     2,155,000     1,400,750
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                                             350,000       341,250
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                                       230,000       202,400
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                             1,445,000     1,213,800
Triad Acquisition Corp., 144A, 11.125%, 5/1/2013                                                  740,000       764,050
UGS Corp., 10.0%, 6/1/2012                                                                      1,490,000     1,631,550
Universal City Development, 11.75%, 4/1/2010                                                    2,245,000     2,536,850
                                                                                                            -----------
                                                                                                             47,755,751

Health Care 1.9%
Cinacalcet Royalty Subordinated LLC, 144A, 8.0%, 3/30/2017                                        180,000       192,600
Eszopiclone Royalty Subordinated LLC, 12.0%, 3/15/2014                                            700,000       700,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)                                                        2,375,000     2,321,563
InSight Health Services Corp.:
    144A, 9.174% **, 11/1/2011                                                                    465,000       453,375
    Series B, 9.875%, 11/1/2011 (b)                                                               518,000       418,285
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                                   3,280,000     3,312,800
                                                                                                            -----------
                                                                                                              7,398,623

Industrials 11.8%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                              2,523,000     2,642,842
Allied Security Escrow Corp., 11.375%, 7/15/2011                                                1,455,000     1,444,088
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011 (b)                                                              1,675,000     1,561,937
    Series B, 9.25%, 9/1/2012                                                                   1,925,000     2,083,812
American Color Graphics, 10.0%, 6/15/2010                                                       1,035,000       768,488
Avondale Mills, Inc., 144A, 10.504% **, 7/1/2012                                                  950,000       926,250
Bear Creek Corp., 144A, 8.87% **, 3/1/2012                                                        390,000       401,700
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                                           1,110,000     1,171,050
    8.625%, 5/15/2011                                                                             980,000     1,031,450
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                                             1,910,000     1,676,025
    9.25%, 5/1/2021                                                                               430,000       438,600
Case New Holland, Inc., 9.25%, 8/1/2011                                                           510,000       539,325
Cenveo Corp., 7.875%, 12/1/2013 (b)                                                             1,262,000     1,217,830
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                        1,625,000     1,568,125
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                          705,000       770,213
Compression Polymers Corp.:
    144A, 10.46% **, 7/1/2012                                                                     445,000       416,075
    144A, 10.5%, 7/1/2013                                                                         935,000       867,213
Congoleum Corp., 8.625%, 8/1/2008                                                                 850,000       861,688
Cornell Companies, Inc., 10.75%, 7/1/2012                                                         915,000       942,450
Dana Corp., 7.0%, 3/1/2029                                                                      1,418,000     1,079,833
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                    2,540,000     2,740,025
K. Hovnanian Enterprises, Inc.:
    144A, 6.25%, 1/15/2016                                                                        880,000       819,409
    8.875%, 4/1/2012                                                                            1,670,000     1,761,850
Kansas City Southern, 9.5%, 10/1/2008                                                           2,805,000     3,074,981
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                     2,190,000     2,080,500
Metaldyne Corp., 144A, 11.0%, 11/1/2013 (b)                                                       905,000       787,350
Millennium America, Inc., 9.25%, 6/15/2008                                                      2,330,000     2,504,750
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                          1,270,000     1,435,100
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)                                                   855,000       760,950
Ship Finance International Ltd., 8.5%, 12/15/2013                                               1,175,000     1,144,156
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011 (b)                                                                           560,000       525,000
    10.375%, 7/1/2012                                                                           2,155,000     2,268,137
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                             870,000       974,400
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)                                         1,600,000     1,484,000
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)                                                         930,000       964,875
                                                                                                            -----------
                                                                                                             45,734,477

Information Technology 3.1%
Activant Solutions, Inc.:
    144A, 9.504% **, 4/1/2010                                                                     150,000       153,000
    10.5%, 6/15/2011                                                                            1,355,000     1,415,975
Eschelon Operating Co., 8.375%, 3/15/2010                                                         934,000       868,620
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                                565,000       569,238
Lucent Technologies, Inc., 6.45%, 3/15/2029                                                     2,485,000     2,174,375
Sanmina-SCI Corp.:
    6.75%, 3/1/2013 (b)                                                                         2,500,000     2,375,000
    10.375%, 1/15/2010                                                                          2,193,000     2,417,782
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015                                             1,590,000     1,609,875
Viasystems, Inc., 10.5%, 1/15/2011                                                                420,000       412,650
                                                                                                            -----------
                                                                                                             11,996,515

Materials 11.1%
ARCO Chemical Co., 9.8%, 2/1/2020                                                               3,710,000     4,187,662
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25%                              2,405,000     1,202,500
    to 3/1/2014
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)                                                2,515,000     2,489,850
Constar International, Inc.:
    144A, 7.165% **, 2/15/2012                                                                    635,000       588,963
    11.0%, 12/1/2012 (b)                                                                          460,000       289,800
Dayton Superior Corp.:
    10.75%, 9/15/2008 (b)                                                                         925,000       934,250
    13.0%, 6/15/2009 (b)                                                                        1,545,000     1,236,000
Edgen Acquisition Corp., 9.875%, 2/1/2011                                                         500,000       502,500
GEO Specialty Chemicals, Inc., 12.004% **, 12/31/2009                                           1,789,000     1,674,951
Georgia-Pacific Corp.:
    8.0%, 1/15/2024                                                                             2,400,000     2,646,000
    9.375%, 2/1/2013                                                                            1,845,000     2,057,175
Hercules, Inc., 6.75%, 10/15/2029                                                                 955,000       935,900
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                               1,525,000     1,708,000
Huntsman International LLC, 10.125%, 7/1/2009                                           EUR       740,000       920,496
Huntsman LLC, 11.625%, 10/15/2010 (b)                                                           2,102,000     2,401,535
IMC Global, Inc.:
    7.375%, 8/1/2018                                                                              425,000       436,156
    10.875%, 8/1/2013                                                                           1,810,000     2,135,800
Intermet Corp., 9.75%, 6/15/2009 * (b)                                                            180,000        60,300
International Steel Group, Inc., 6.5%, 4/15/2014                                                  770,000       762,300
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                                 1,460,000     1,394,300
Neenah Foundry Co.:
    144A, 11.0%, 9/30/2010                                                                      2,427,000     2,681,835
    144A, 13.0%, 9/30/2013                                                                      1,102,460     1,113,485
NewPage Corp., 9.943% **, 5/1/2012 (b)                                                          1,105,000     1,044,225
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                        2,350,000     2,514,500
Oregon Steel Mills, Inc., 10.0%, 7/15/2009 (b)                                                    645,000       694,988
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                              2,011,064       180,996
Pliant Corp., 144A, (PIK), 11.625%, 6/15/2009                                                          11            12
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)                                                    1,125,000       787,500
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011                                              200,000       218,000
TriMas Corp., 9.875%, 6/15/2012                                                                 2,871,000     2,354,220
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to                                     955,000       811,750
    7/15/2012 (b)
United States Steel Corp., 9.75%, 5/15/2010                                                     1,579,000     1,732,952
                                                                                                            -----------
                                                                                                             42,698,901

Telecommunication Services 7.0%
AirGate PCS, Inc., 7.349% **, 10/15/2011                                                          610,000       628,300
American Cellular Corp., Series B, 10.0%, 8/1/2011 (b)                                            535,000       583,150
AT&T Corp.:
    9.05%, 11/15/2011                                                                           1,455,000     1,638,694
    9.75%, 11/15/2031                                                                           1,430,000     1,810,737
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013 (b)                                                                        1,160,000     1,232,500
    8.375%, 1/15/2014 (b)                                                                       1,830,000     1,802,550
Dobson Communications Corp., 8.875%, 10/1/2013                                                    100,000       100,000
Insight Midwest LP, 9.75%, 10/1/2009                                                              615,000       628,837
LCI International, Inc., 7.25%, 6/15/2007                                                       1,340,000     1,306,500
Level 3 Financing, Inc., 10.75%, 10/15/2011 (b)                                                   255,000       213,244
MCI, Inc., 8.735%, 5/1/2014                                                                     2,470,000     2,754,050
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                                         5,225,000     5,593,707
Nextel Partners, Inc., 8.125%, 7/1/2011                                                           885,000       955,800
Qwest Corp.:
    144A, 7.12% **, 6/15/2013                                                                     405,000       421,200
    7.25%, 9/15/2025                                                                            1,290,000     1,202,925
Qwest Services Corp.:
    13.5%, 12/15/2010                                                                           3,275,000     3,749,875
    14.0%, 12/15/2014                                                                              75,000        90,938
Rural Cellular Corp., 9.875%, 2/1/2010 (b)                                                         50,000        52,500
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to                                     447,000       405,652
    12/15/2011
Triton PCS, Inc., 8.5%, 6/1/2013                                                                  155,000       147,638
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                         410,000       455,100
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                      990,000     1,138,500
                                                                                                            -----------
                                                                                                             26,912,397

Utilities 6.6%
AES Corp., 144A, 8.75%, 5/15/2013                                                               2,840,000     3,109,800
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (b)                                     3,475,000     3,909,375
Calpine Corp., 144A, 8.5%, 7/15/2010                                                              255,000       182,325
Calpine Generating Co., 12.39% **, 4/1/2011 (b)                                                 1,275,000     1,211,250
CMS Energy Corp.:
    8.5%, 4/15/2011 (b)                                                                         1,595,000     1,774,437
    9.875%, 10/15/2007                                                                          2,295,000     2,495,812
DPL, Inc., 6.875%, 9/1/2011                                                                       547,000       589,393
Mission Energy Holding Co., 13.5%, 7/15/2008                                                    4,240,000     4,992,600
NorthWestern Corp., 5.875%, 11/1/2014                                                             345,000       348,532
NRG Energy, Inc., 8.0%, 12/15/2013                                                              2,182,000     2,323,830
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011 (b)                                                                         1,340,000     1,443,850
    10.0%, 10/1/2009                                                                            2,785,000     3,091,350
                                                                                                            -----------
                                                                                                             25,472,554
-----------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $323,473,756)                                                                   317,234,041

-----------------------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 15.0%
-----------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 2.4%
Iesy Repository GMBH, 144A, 10.375%, 2/15/2015                                                    335,000       354,263
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                          2,060,000     2,286,600
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                 1,490,000     1,646,450
Shaw Communications, Inc., 8.25%, 4/11/2010                                                     2,595,000     2,818,819
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,                               1,815,000     1,483,762
    11.5% to 6/15/2014
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)                                             890,000       827,700
                                                                                                            -----------
                                                                                                              9,417,594

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                              495,000       554,400

Energy 2.4%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                             1,780,000     1,922,400
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                             1,065,000     1,321,931
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                    4,575,066     5,124,074
Secunda International Ltd., 11.599% **, 9/1/2012                                                  698,000       736,390
                                                                                                            -----------
                                                                                                              9,104,795

Financials 1.2%
Conproca SA de CV, 12.0%, 6/16/2010                                                               840,000     1,026,900
Doral Financial Corp., 4.45% **, 7/20/2007                                                        810,000       760,328
Eircom Funding, 8.25%, 8/15/2013                                                                1,385,000     1,502,725
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                                          896,000       622,720
Telecom Personal SA, 1.89% **, 10/15/2011                                                         750,000       753,750
                                                                                                            -----------
                                                                                                              4,666,423

Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010 (b)                                                               855,000       887,062

Industrials 2.5%
CP Ships Ltd., 10.375%, 7/15/2012 (b)                                                           1,695,000     1,923,825
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                                        990,000     1,069,200
    10.25%, 6/15/2007 (b)                                                                       2,820,000     3,017,400
    12.5%, 6/15/2012                                                                              836,000       969,760
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                                      940,000     1,076,300
LeGrand SA, 8.5%, 2/15/2025                                                                       750,000       900,000
Stena AB, 9.625%, 12/1/2012                                                                       765,000       830,025
Supercanal Holding SA, 11.5%, 5/15/2005 *                                                         100,000        15,000
                                                                                                            -----------
                                                                                                              9,801,510

Materials 3.1%
Cascades, Inc., 7.25%, 2/15/2013                                                                1,825,000     1,774,813
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                         150,000       174,000
ISPAT Inland ULC, 9.75%, 4/1/2014                                                               1,555,000     1,803,800
Rhodia SA, 8.875%, 6/1/2011 (b)                                                                 2,990,000     2,825,550
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                         35,000        37,800
Tembec Industries, Inc.:
    8.5%, 2/1/2011 (b)                                                                          5,025,000     3,278,812
    8.625%, 6/30/2009 (b)                                                                       2,755,000     1,873,400
                                                                                                            -----------
                                                                                                             11,768,175

Sovereign Bonds 0.4%
Federative Republic of Brazil, 8.875%, 10/14/2019                                                 405,000       439,830
Republic of Argentina, 8.28%, 12/31/2033 (PIK) (b)                                              1,096,338     1,130,873
Republic of Venezuela, 10.75%, 9/19/2013                                                           25,000        31,188
                                                                                                            -----------
                                                                                                              1,601,891

Telecommunication Services 2.6%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                                     1,100,000     1,080,750
Embratel, Series B, 11.0%, 12/15/2008                                                             801,000       915,142
Global Crossing UK Finance, 10.75%, 12/15/2014                                                  1,100,000       970,750
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                                             240,000       204,000
Intelsat Bermuda Ltd., 144A, 8.695% **, 1/15/2012                                                 645,000       656,288
Millicom International Cellular SA, 10.0%, 12/1/2013                                            1,425,000     1,471,312
Mobifon Holdings BV, 12.5%, 7/31/2010                                                           1,900,000     2,232,500
Nortel Networks Ltd., 6.125%, 2/15/2006                                                         2,585,000     2,585,000
                                                                                                            -----------
                                                                                                             10,115,742
-----------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $59,172,871)                                                     57,917,592

-----------------------------------------------------------------------------------------------------------------------
    Foreign Bonds - Non US$ Denominated 1.5%
-----------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.5%
IESY Repository GMBH, 144A, 8.75%, 2/15/2015                                            EUR       840,000     1,014,601
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                                    EUR       745,000       828,225
                                                                                                            -----------
                                                                                                              1,842,826

Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                            EUR       720,000       767,982

Sovereign Bonds 0.8%
Mexican Bonds, Series MI-10, 8.0%, 12/19/2013                                           MXN    10,154,000       913,265
Republic of Argentina, 7.82%, 12/31/2033 (PIK)                                          EUR     1,714,060     2,131,113
                                                                                                            -----------
                                                                                                              3,044,378
-----------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - Non US$ Denominated (Cost $5,544,613)                                                  5,655,186

-----------------------------------------------------------------------------------------------------------------------
    Asset Backed 0.7%
-----------------------------------------------------------------------------------------------------------------------

Golden Tree High Yield Opportunities LP, "D1", Series 1, 13.054%,                               2,500,000     2,583,500
    10/31/2007  (Cost $2,500,000)

-----------------------------------------------------------------------------------------------------------------------
    Convertible Bonds 0.2%
-----------------------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd.:
    144A, Series DOM, 7.5%, 9/25/2006                                                             680,000       673,200
    144A, Series EURO, 7.5%, 9/25/2006                                                            110,000       108,900
----------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $766,710)                                                                         782,100

                                                                                                 Shares      Value ($)
                                                                                               -----------------------

----------------------------------------------------------------------------------------------------------------------
    Preferred Stock 0.3%
----------------------------------------------------------------------------------------------------------------------

Paxson Communications Corp. 14.25% (PIK)  (Cost $1,503,562)                                           155     1,054,388
                                                                                               Principal
                                                                                             Amount ($)(a)     Value ($)
                                                                                             --------------------------
-----------------------------------------------------------------------------------------------------------------------
    Loan Participation 0.8%
-----------------------------------------------------------------------------------------------------------------------

Intermet Corp., LIBOR plus .425%, 8.51% **, 3/31/2009                                           3,000,000     2,960,001
 (Cost  $ 2,845,569)
                                                                                               Shares         Value ($)
                                                                                             --------------------------

-----------------------------------------------------------------------------------------------------------------------
    Warrants 0.0%
-----------------------------------------------------------------------------------------------------------------------

Dayton Superior Corp. 144A*                                                                            95             1
DeCrane Aircraft Holdings, Inc. 144A*                                                               1,350             0
Destia Communications, Inc. 144A*                                                                   1,260             0
TravelCenters of America, Inc.*                                                                       345            43
UIH Australia Pacific, Inc.*                                                                          750             0
-----------------------------------------------------------------------------------------------------------------------
Total Warrants (Cost $1,422)                                                                           44

-----------------------------------------------------------------------------------------------------------------------
   Other Investments 0.3%
-----------------------------------------------------------------------------------------------------------------------

Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029                                                     1,695,000     1,305,150
SpinCycle, Inc. (Common Stock Unit)*                                                                9,913        10,904
SpinCycle, Inc. "F" (Common Stock Unit)*                                                               69            76
-----------------------------------------------------------------------------------------------------------------------
Total Other Investments (Cost $1,432,762)                                                       1,316,130

-----------------------------------------------------------------------------------------------------------------------
    Common Stocks 0.1%
-----------------------------------------------------------------------------------------------------------------------

Catalina Restaurant Group, Inc.*                                                                    3,870         1,935
GEO Specialty Chemicals, Inc.*                                                                     24,225       193,800
GEO Specialty Chemicals, Inc., 144A*                                                                2,206        17,648
IMPSAT Fiber Networks, Inc.* (b)                                                                   33,652       225,468
Oxford Automotive, Inc.*                                                                               14             6
-----------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $2,229,155)                                                                           438,857

-----------------------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 14.8%
-----------------------------------------------------------------------------------------------------------------------

Scudder Daily Assets Institutional, 3.84%  (c) (d)                                             57,322,661    57,322,661
  (Cost $57,322,661)
                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 456,793,081)                                       115.8     447,264,500
Other Assets and Liabilities, Net                                                     (15.8)    (61,074,167)
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0     386,190,333

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                    Maturity                       Principal    Acquisition
 Security                 Coupon(%)   Date                         Amount ($)    Cost ($)       Value ($)
---------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV    10.0     7/15/2004           USD          240,000    144,737          204,000
---------------------------------------------------------------------------------------------------------------
Intermet Corp.             9.75    6/15/2009            USD          180,000     73,800           60,300
---------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.    12.0    10/15/2010           USD        2,011,064    223,871          180,996
---------------------------------------------------------------------------------------------------------------
Supercanal Holding SA      11.5    5/15/2005            USD          100,000     10,000           15,000
---------------------------------------------------------------------------------------------------------------
                                                                             $  452,408       $  460,296
---------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $56,222,793 which is 14.6% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

     As of September 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                          Unrealized
                                                                                         Appreciation
      Contracts to Deliver                  In Exchange For                Date             (US $)
-----------------------------------------------------------------------------------------------------
EUR       253,563                 USD           307,739                 11/16/2005              2,278
-----------------------------------------------------------------------------------------------------
EUR     5,453,015                 USD         6,906,762                 11/18/2005            336,944
-----------------------------------------------------------------------------------------------------
EUR       158,972                 USD           195,500                 11/18/2005              3,970
-----------------------------------------------------------------------------------------------------
EUR       199,209                 USD           241,723                 11/18/2005              1,715
-----------------------------------------------------------------------------------------------------
EUR       152,112                 USD           186,234                 11/18/2005              2,969
-----------------------------------------------------------------------------------------------------
USD       185,782                 MXN         2,033,901                 11/10/2005              2,071
-----------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                 349,947
-----------------------------------------------------------------------------------------------------

                                                                                          Unrealized
                                                                                         Depreciation
      Contracts to Deliver                  In Exchange For                Date             (US $)
-----------------------------------------------------------------------------------------------------
USD       267,666                 EUR           218,102                 11/18/2005            (4,895)
-----------------------------------------------------------------------------------------------------
USD       123,044                 EUR            98,845                 11/18/2005            (3,955)
-----------------------------------------------------------------------------------------------------
USD        71,544                 EUR            58,149                 11/18/2005            (1,486)
-----------------------------------------------------------------------------------------------------
USD       341,169                 EUR           280,129                 11/18/2005            (3,669)
-----------------------------------------------------------------------------------------------------
MXN                  12,156,988   USD         1,078,254                 11/10/2005           (44,574)
-----------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                (58,579)
-----------------------------------------------------------------------------------------------------


Currency Abbreviations:
----------------------------------------------------------------------------
EUR: Euro                                      USD: United States Dollar
-----------------------------------------------------------------------------
MXN: Mexican Peso
-----------------------------------------------------------------------------

Investment Portfolio                              as of September 30, 2005  (Unaudited)
---------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Income & Growth Strategy Portfolio

                                                                Shares      Value ($)
                                                             -------------------------

---------------------------------------------------------------------------------------
    Equity Funds 42.5%
---------------------------------------------------------------------------------------
Scudder SVS I Capital Growth Portfolio "A"                        45,829      758,472
Scudder SVS I Global Discovery Portfolio "A"                       2,376       33,972
Scudder SVS I Growth & Income Portfolio "A"                      237,844    2,259,521
Scudder SVS I International Portfolio "A"                         72,883      763,084
Scudder SVS II Aggressive Growth Portfolio "A"                    25,293      280,495
Scudder SVS II Blue Chip Portfolio "A"                           152,244    2,180,137
Scudder SVS II Davis Venture Value Portfolio "A"                  82,831      993,971
Scudder SVS II Dreman High Return Equity Portfolio "A"            72,767      954,703
Scudder SVS II Dreman Small Cap Value Portfolio "A"               61,420    1,230,853
Scudder SVS II International Select Equity Portfolio "A"          31,442      406,233
Scudder SVS II Janus Growth Opportunities Portfolio "A"          169,822    1,365,365
Scudder SVS II Large Cap Value Portfolio "A"                     130,563    2,042,004
Scudder SVS II MFS Strategic Value Portfolio "A"                  43,034      484,131
Scudder SVS II Small Cap Growth Portfolio "A"                     42,431      548,639
Scudder SVS II Templeton Foreign Value Portfolio "A"              40,990      458,268
Scudder VIT Real Estate Securities Portfolio "A"                  28,011      496,080
---------------------------------------------------------------------------------------
Total Equity Funds (Cost $14,394,130)                                      15,255,928

---------------------------------------------------------------------------------------
    Fixed Income Funds 36.2%
---------------------------------------------------------------------------------------
Scudder SVS II Fixed Income Portfolio "A"                        994,571   11,716,046
Scudder SVS II Government & Agency Securities Portfolio "A"        2,782       33,832
Scudder SVS II High Income Portfolio "A"                         122,345      993,445
Scudder SVS II Strategic Income Portfolio "A"                     21,496      246,995
---------------------------------------------------------------------------------------
Total Fixed Income Funds (Cost $13,138,323)                   12,990,318

---------------------------------------------------------------------------------------
    Cash Equivalents 22.0%
---------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                   7,884,337    7,884,337
  (Cost $7,884,337)
                                                                 % of
                                                            Net Assets      Value ($)
                                                         -----------------------------
Total Investment Portfolio (Cost $ 35,416,790)                   100.7      36,130,583
Other Assets and Liabilities, Net                                (0.7)       (237,572)
---------------------------------------------------------------------------------------
Net Assets                                                      100.0      35,893,011

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.



Investment Portfolio                                                              as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder International Select Equity Portfolio

                                                                                                 Shares      Value ($)
                                                                                      ---------------------------------

-----------------------------------------------------------------------------------------------------------------------
    Common Stocks 99.2%
-----------------------------------------------------------------------------------------------------------------------

Australia 4.1%
Macquarie Airports                                                                              1,356,900     3,394,053
Macquarie Bank Ltd.                                                                               122,000     7,010,355
                                                                                                            -----------
(Cost $8,211,009)                                                                                            10,404,408

Austria 1.2%
Wienerberger AG  (Cost $3,374,081)                                                                 74,400     2,932,003

Brazil 3.0%
Petroleo Brasileiro SA (ADR)*  (Cost $5,136,462)                                                  108,100     7,728,069

Denmark 1.2%
A P Moller - Maersk AS  (Cost $2,911,416)                                                             304     3,104,014

Finland 6.1%
Fortum Oyj                                                                                        324,700     6,517,016
Neste Oil Oyj*                                                                                    186,850     6,923,356
Nokia Oyj                                                                                         132,700     2,223,227
                                                                                                            -----------
(Cost $12,127,801)                                                                                           15,663,599

France 11.5%
Christian Dior SA                                                                                  59,235     4,887,300
Schneider Electric SA                                                                              64,700     5,108,810
Total SA                                                                                           34,161     9,323,903
Vinci SA                                                                                           68,600     5,907,318
Vivendi Universal SA                                                                              129,300     4,220,640
                                                                                                            -----------
(Cost $21,635,546)                                                                                           29,447,971

Germany 8.7%
Adidas-Salomon AG                                                                                  15,600     2,710,709
BASF AG                                                                                            34,952     2,625,440
E.ON AG                                                                                            65,662     6,031,537
Hypo Real Estate Holding AG                                                                       124,400     6,288,393
Metro AG                                                                                           93,763     4,616,869
                                                                                                            -----------
(Cost $14,371,340)                                                                                           22,272,948

Greece 1.1%
Alpha Bank AE  (Cost $2,132,145)                                                                   99,608     2,813,275

Hong Kong 1.9%
Esprit Holdings Ltd.  (Cost $4,435,157)                                                           638,046     4,770,530

India 1.9%
State Bank of India (GDR)  (Cost $2,925,904)                                                       97,566     4,829,517

Ireland 3.5%
Anglo Irish Bank Corp. PLC                                                                        245,500     3,342,962
CRH PLC                                                                                           206,958     5,608,915
                                                                                                            -----------
(Cost $6,792,684)                                                                                             8,951,877

Italy 4.9%
Banca Intesa SpA                                                                                1,019,300     4,750,112
Eni SpA                                                                                           266,060     7,901,370
                                                                                                            -----------
(Cost $8,851,714)                                                                                            12,651,482

                                       1

Japan 14.8%
Canon, Inc.                                                                                        95,800     5,173,132
Credit Saison Co., Ltd.                                                                           127,800     5,606,448
Daito Trust Construction Co., Ltd.                                                                115,000     5,034,796
Kirin Brewery Co., Ltd.                                                                           346,479     3,815,176
Millea Holdings, Inc.                                                                                 265     4,248,591
Mitsubishi Corp.                                                                                  409,000     8,070,472
Toyota Motor Corp.                                                                                127,600     5,844,961
                                                                                                            -----------
(Cost $23,407,827)                                                                                           37,793,576

Korea 4.0%
POSCO (ADR)                                                                                        49,800     2,816,688
Samsung Electronics Co., Ltd. (GDR), 144A                                                          26,390     7,507,955
                                                                                                            -----------
(Cost $7,583,644)                                                                                            10,324,643

Netherlands 4.3%
European Aeronautic Defence & Space Co.                                                           115,300     4,087,910
ING Groep NV                                                                                      233,955     6,967,608
                                                                                                            -----------
(Cost $8,667,186)                                                                                            11,055,518

Spain 4.9%
Indra Sistemas SA                                                                                 296,800     6,509,938
Telefonica SA                                                                                     372,555     6,098,423
                                                                                                            -----------
(Cost $8,061,290)                                                                                            12,608,361

Sweden 2.1%
Investor AB "B"  (Cost $4,584,537)                                                                337,400     5,243,218

Switzerland 7.0%
Credit Suisse Group (Registered)                                                                  113,100     5,006,087
Nestle SA (Registered)                                                                             16,666     4,879,235
Roche Holding AG                                                                                   57,880     8,038,951
                                                                                                            -----------
(Cost $12,522,285)                                                                                           17,924,273

United Kingdom 13.0%
AstraZeneca PLC                                                                                    53,577     2,490,050
GlaxoSmithKline PLC                                                                               273,800     6,963,825
HSBC Holdings PLC                                                                                 288,934     4,673,229
Rio Tinto PLC                                                                                     144,400     5,903,774
Royal Bank of Scotland Group PLC                                                                  125,309     3,556,210
Smith & Nephew PLC                                                                                220,946     1,854,993
Trinity Mirror PLC                                                                                207,693     2,199,804
Vodafone Group PLC                                                                              2,148,221     5,588,820
                                                                                                            -----------
(Cost $27,354,054)                                                                                           33,230,705
-----------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $185,086,082)                                                                     253,749,987

-----------------------------------------------------------------------------------------------------------------------
    Cash Equivalents 0.2%
-----------------------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                                                      616,569       616,569
  (Cost $616,569)
                                                                                                   % of
                                                                                             Net Assets      Value ($)
                                                                                      ---------------------------------
Total Investment Portfolio (Cost $ 185,702,651)                                                    99.4     254,366,556
Other Assets and Liabilities, Net                                                                   0.6       1,500,200
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                        100.0     255,866,756

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

                                       2


(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2005, the Scudder Variable Series II International Select Equity Portfolio had the
following Sector diversification:

                                                                                        As a % of
Sector                                               Market Value ($)                 Common Stocks
-----------------------------------------------------------------------------------------------------------------------
Financials                                                67,730,058                     26.8%
Energy                                                    38,393,714                     15.1%
Industrials                                               34,245,323                     13.5%
Consumer Discretionary                                    29,250,813                     11.5%
Information Technology                                    21,414,252                      8.4%
Health Care                                               19,347,819                      7.6%
Materials                                                 16,954,817                      6.7%
Telecommunication Services                                11,687,243                      4.6%
Consumer Staples                                           8,694,411                      3.4%
Utilities                                                  6,031,537                      2.4%
Total Common Stocks                                      253,749,987                    100.0%


Investment Portfolio                                               as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Large Cap Value Portfolio
                                                                                     Shares      Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Common Stocks 93.9%
-----------------------------------------------------------------------------------------------------------

Consumer Discretionary 3.0%

Specialty Retail
Lowe's Companies, Inc. (a)                                                             67,900     4,372,760
TJX Companies, Inc.                                                                   236,300     4,839,424
                                                                                                -----------
                                                                                                  9,212,184

Consumer Staples 6.7%

Food Products 3.7%
General Mills, Inc.                                                                   120,500     5,808,100
Unilever NV (NY Shares)                                                                78,900     5,637,405
                                                                                                -----------
                                                                                                 11,445,505

Household Products 3.0%
Colgate-Palmolive Co.                                                                  91,900     4,851,401
Kimberly-Clark Corp.                                                                   70,300     4,184,959
                                                                                                -----------
                                                                                                  9,036,360

Energy 19.4%

Energy Equipment & Services 3.5%
Baker Hughes, Inc.                                                                     53,700     3,204,816
Halliburton Co.                                                                       109,300     7,489,236
                                                                                                -----------
                                                                                                 10,694,052

Oil, Gas & Consumable Fuels 15.9%
Anadarko Petroleum Corp.                                                               34,600     3,312,950
Apache Corp.                                                                           26,200     1,970,764
BP PLC (ADR)                                                                           97,444     6,903,907
Chevron Corp.                                                                         162,100    10,492,733
ExxonMobil Corp.                                                                      240,900    15,306,786
Marathon Oil Corp.                                                                     67,100     4,625,203
Royal Dutch Shell PLC "A",  (ADR)                                                      97,200     6,380,208
                                                                                                -----------
                                                                                                 48,992,551

Financials 22.2%

Banks 11.1%
AmSouth Bancorp                                                                       135,800     3,430,308
Bank of America Corp.                                                                 195,926     8,248,485
BB&T Corp.                                                                             63,100     2,464,055
PNC Financial Services Group, Inc.                                                     55,500     3,220,110
SunTrust Banks, Inc.                                                                   40,200     2,791,890
US Bancorp                                                                             94,500     2,653,560
Wachovia Corp.                                                                        107,100     5,096,889
Wells Fargo & Co.                                                                     107,800     6,313,846
                                                                                                -----------
                                                                                                 34,219,143

Capital Markets 2.0%
Bear Stearns Companies, Inc.                                                           27,300     2,996,175
Merrill Lynch & Co., Inc.                                                              54,200     3,325,170
                                                                                                -----------
                                                                                                  6,321,345

Diversified Financial Services 6.0%
Citigroup, Inc.                                                                       141,000     6,418,320
Freddie Mac                                                                            53,300     3,009,318


                                       1

JPMorgan Chase & Co.                                                                  264,700     8,981,271
                                                                                                -----------
                                                                                                 18,408,909

Insurance 3.1%
American International Group, Inc.                                                     85,500     5,297,580
Lincoln National Corp.                                                                 80,100     4,166,802
                                                                                                -----------
                                                                                                  9,464,382

Health Care 9.0%

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.                                                            166,100     6,622,407

Pharmaceuticals 6.8%
Abbott Laboratories                                                                   118,100     5,007,440
Bristol-Myers Squibb Co.                                                              126,100     3,033,966
Johnson & Johnson                                                                      79,900     5,056,072
Pfizer, Inc.                                                                          127,500     3,183,675
Wyeth                                                                                 103,000     4,765,810
                                                                                                -----------
                                                                                                 21,046,963

Industrials 8.5%

Aerospace & Defense 2.8%
Honeywell International, Inc.                                                         145,400     5,452,500
L-3 Communications Holdings, Inc.                                                      38,700     3,060,009
                                                                                                -----------
                                                                                                  8,512,509

Air Freight & Logistics 1.0%
FedEx Corp.                                                                            36,900     3,215,097

Commercial Services & Supplies 0.8%
Avery Dennison Corp.                                                                   17,200       901,108
Pitney Bowes, Inc.                                                                     35,400     1,477,596
                                                                                                -----------
                                                                                                  2,378,704

Electrical Equipment 0.8%
Emerson Electric Co.                                                                   34,900     2,505,820

Industrial Conglomerates 1.9%
General Electric Co.                                                                  131,300     4,420,871
Textron, Inc.                                                                          20,300     1,455,916
                                                                                                -----------
                                                                                                  5,876,787

Machinery 1.2%
Dover Corp.                                                                            57,600     2,349,504
Ingersoll-Rand Co., Ltd. "A"                                                           32,300     1,234,829
                                                                                                -----------
                                                                                                  3,584,333

Information Technology 18.9%

Communications Equipment 3.9%
Cisco Systems, Inc.*                                                                  311,300     5,581,609
Nokia Oyj (ADR)                                                                       379,100     6,410,581
                                                                                                -----------
                                                                                                 11,992,190

Computers & Peripherals 4.1%
Hewlett-Packard Co.                                                                   253,797     7,410,872
International Business Machines Corp.                                                  67,600     5,422,872
                                                                                                -----------
                                                                                                 12,833,744

IT Consulting & Services 3.1%
Automatic Data Processing, Inc.                                                       137,600     5,922,304
First Data Corp.                                                                       92,000     3,680,000
                                                                                                -----------
                                                                                                  9,602,304

Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.                                                               320,200     5,430,592
Intel Corp.                                                                           319,200     7,868,280


                                       2

Texas Instruments, Inc.                                                               168,700     5,718,930
                                                                                                -----------
                                                                                                 19,017,802

Software 1.6%
Microsoft Corp.                                                                       188,900     4,860,397

Materials 1.4%

Chemicals 0.4%
PPG Industries, Inc.                                                                   23,300     1,379,127

Containers & Packaging 1.0%
Sonoco Products Co.                                                                   108,500     2,963,135

Telecommunication Services 2.3%

Diversified Telecommunication Services
SBC Communications, Inc.                                                              165,700     3,971,829
Verizon Communications, Inc.                                                           97,700     3,193,813
                                                                                                -----------
                                                                                                  7,165,642

Utilities 2.5%

Electric Utilities
Progress Energy, Inc.                                                                  88,100     3,942,475
Southern Co.                                                                          105,300     3,765,528
                                                                                                -----------
                                                                                                  7,708,003
-----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $247,476,828)                                                         289,059,395

-----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 1.3%
-----------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)                             3,930,000     3,930,000
  (Cost $3,930,000)

-----------------------------------------------------------------------------------------------------------
    Cash Equivalents 6.1%
-----------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (d)                                       18,792,164    18,792,164
  (Cost $18,792,164)
                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 270,198,992)                                       101.3     311,781,559
Other Assets and Liabilities, Net                                                     (1.3)     (3,906,780)
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0     307,874,779


    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


*   Non-income producing security.

(a) All or a portion of these securities were on loan.  The value of all securities loaned at September 30,
    2005 amounted to $3,849,000 which is 1.3% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management,
    Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt



Investment Portfolio                       as of September 30, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder Variable Series II Scudder Mercury Large Cap Core Portfolio

                                                   Shares      Value ($)
                                                  -----------------------

--------------------------------------------------------------------------------
    Common Stocks 99.2%
--------------------------------------------------------------------------------

Consumer Discretionary 12.8%

Auto Components 0.9%
Goodyear Tire & Rubber Co.*                         2,435      37,962

Hotels Restaurants & Leisure 1.1%
Darden Restaurants, Inc.                            1,420      43,125

Household Durables 1.9%
NVR, Inc.*                                             45      39,823
Ryland Group, Inc.                                    570      38,999
                                                            ---------
                                                               78,822

Leisure Equipment & Products 0.0%
Hasbro, Inc.                                           70       1,376

Multiline Retail 2.2%
J.C. Penney Co., Inc.                                 955      45,286
Nordstrom, Inc.                                     1,285      44,101
                                                            ---------
                                                               89,387

Specialty Retail 6.7%
Abercrombie & Fitch Co. "A"                           680      33,898
Advance Auto Parts, Inc.*                             675      26,109
American Eagle Outfitters, Inc.                     1,785      42,001
AutoNation, Inc.*                                     620      12,381
AutoZone, Inc.*                                       395      32,884
Best Buy Co., Inc.                                    560      24,377
Circuit City Stores, Inc.                           1,840      31,574
Michaels Stores, Inc.                               1,000      33,060
Staples, Inc.                                       1,800      38,376
                                                            ---------
                                                              274,660

Consumer Staples 1.7%

Food Products 1.1%
Archer-Daniels-Midland Co.                          1,385      34,154
Pilgrim's Pride Corp.                                 285      10,374
                                                            ---------
                                                               44,528

Household Products 0.4%
Energizer Holdings, Inc.*                             135       7,655
Procter & Gamble Co.                                  120       7,135
                                                            ---------
                                                               14,790

Tobacco 0.2%
Altria Group, Inc.                                    135       9,951

Energy 18.2%

Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                    330      45,375
Anadarko Petroleum Corp.                              495      47,396
Apache Corp.                                          120       9,026
Burlington Resources, Inc.                            665      54,078
Chevron Corp.                                         120       7,768
ConocoPhillips                                      1,075      75,153
Devon Energy Corp.                                    740      50,794
ExxonMobil Corp.                                    2,705     171,876
Forest Oil Corp.*                                     330      17,193
Kerr-McGee Corp.                                      485      47,098
Marathon Oil Corp.                                    690      47,562
Murphy Oil Corp.                                      225      11,221
Occidental Petroleum Corp.                            605      51,685
Sunoco, Inc.                                          600      46,920
Tesoro Corp.                                          225      15,129
Valero Energy Corp.                                   455      51,442
                                                            ---------
                                                              749,716

Financials 10.5%

Banks 0.4%
Bank of America Corp.                                 370      15,577

Capital Markets 1.3%
Lehman Brothers Holdings, Inc.                        470      54,746

Diversified Financial Services 0.9%
Citigroup, Inc.                                       815      37,099

Insurance 7.9%
Allstate Corp.                                        830      45,891
American International Group, Inc.                     85       5,267
Aon Corp.                                              45       1,444
MetLife, Inc.                                         985      49,082
Progressive Corp.                                     255      26,716
Prudential Financial, Inc.                            770      52,021
Safeco Corp.                                          725      38,700
The St. Paul Travelers Companies, Inc.              1,195      53,620
UnumProvident Corp.                                 1,875      38,437
W.R. Berkley Corp.                                    337      13,305
                                                            ---------
                                                              324,483

Health Care 21.1%

Biotechnology 1.9%
Amgen, Inc.*                                          255      20,316
Invitrogen Corp.*                                     470      35,358
Techne Corp.*                                         390      22,222
                                                            ---------
                                                               77,896

Health Care Equipment & Supplies 0.8%
Becton, Dickinson & Co.                               645      33,818

Health Care Providers & Services 11.7%
Aetna, Inc.                                           620      53,407
AmerisourceBergen Corp.                               585      45,220
Caremark Rx, Inc.*                                    985      49,181
Cerner Corp.*                                          75       6,520
CIGNA Corp.                                           390      45,965
Express Scripts, Inc.*                                710      44,162
HCA, Inc.                                             905      43,368
Humana, Inc.*                                         905      43,331
McKesson Corp.                                      1,000      47,450
Quest Diagnostics, Inc.                               755      38,158
UnitedHealth Group, Inc.                            1,130      63,506
                                                            ---------
                                                              480,268

Pharmaceuticals 6.7%
Allergan, Inc.                                        485      44,436
Barr Pharmaceuticals, Inc.*                           775      42,563
Johnson & Johnson                                   1,495      94,603
King Pharmaceuticals, Inc.*                         1,100      16,918
Pfizer, Inc.                                        3,070      76,658
                                                            ---------
                                                              275,178

Industrials 4.4%

Aerospace & Defense 0.5%
Raytheon Co.                                          590      22,432

Commercial Services & Supplies 0.1%
Corporate Executive Board Co.                          60       4,679

Electrical Equipment 1.0%
Rockwell Automation, Inc.                             755      39,939

Industrial Conglomerates 1.9%
General Electric Co.                                2,270      76,431

Road & Rail 0.9%
CSX Corp.                                             845      39,276

Information Technology 25.5%

Communications Equipment 1.4%
Motorola, Inc.                                      2,615      57,765

Computers & Peripherals 5.8%
Dell, Inc.*                                         1,740      59,508
Hewlett-Packard Co.                                 2,405      70,226
NCR Corp.*                                            970      30,953
QLogic Corp.*                                       1,030      35,226
Western Digital Corp.*                              3,220      41,634
                                                            ---------
                                                              237,547

Electronic Equipment & Instruments 0.5%
Jabil Circuit, Inc.*                                  640      19,789

IT Consulting & Services 2.4%
CheckFree Corp.*                                      800      30,256
Computer Sciences Corp.*                              210       9,935
Fiserv, Inc.*                                         890      40,824
Sabre Holdings Corp.                                  950      19,266
                                                            ---------
                                                              100,281

Semiconductors & Semiconductor Equipment 6.0%
Intel Corp.                                         2,780      68,527
Lam Research Corp.*                                 1,180      35,955
LSI Logic Corp.*                                    3,665      36,100
NVIDIA Corp.*                                       1,255      43,021
Texas Instruments, Inc.                             1,785      60,512
                                                            ---------
                                                              244,115

Software 9.4%
Autodesk, Inc.*                                       980      45,511
BEA Systems, Inc.*                                  4,475      40,186
BMC Software, Inc.*                                 1,645      34,710
Citrix Systems, Inc.*                               1,650      41,481
Compuware Corp.*                                    1,630      15,485
Intuit, Inc.*                                         890      39,881
McAfee, Inc.*                                       1,375      43,202
Mercury Interactive Corp.*                            985      39,006
Microsoft Corp.                                     1,525      39,238
Oracle Corp.*                                       3,885      48,135
                                                            ---------
                                                              386,835

Materials 2.7%

Chemicals 0.7%
Eastman Chemical Co.                                  620      29,121

Containers & Packaging 0.6%
Crown Holdings, Inc.*                               1,405      22,396

Metals & Mining 1.0%
Nucor Corp.                                           725      42,768

Paper & Forest Products 0.4%
MeadWestvaco Corp.                                    655      18,091

Utilities 2.3%

Electric Utilities 1.6%
American Electric Power Co., Inc.                     165       6,550
Edison International                                  970      45,862
Northeast Utilities                                   535      10,673
                                                            ---------
                                                               63,085

Multi-Utilities 0.7%
CMS Energy Corp.*                                   1,780      29,281
--------------------------------------------------------------------------------
Total Common Stocks (Cost $3,785,878)                       4,077,213

--------------------------------------------------------------------------------
    Cash Equivalents 2.2%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)       88,338      88,338
  (Cost $88,338)
                                                        % of
                                                     Net Assets      Value ($)
                                                     ---------------------------
Total Investment Portfolio (Cost $ 3,874,216)          101.4       4,165,551
Other Assets and Liabilities, Net                       (1.4)        (56,215)
--------------------------------------------------------------------------------
Net Assets                                             100.0       4,109,336

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Money Market Portfolio
                                                                              Principal
                                                                              Amount ($)        Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Certificates of Deposit and Bank Notes 28.7%
-----------------------------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi:
    3.77%, 11/1/2005                                                          5,000,000        5,000,000
    3.79%, 10/24/2005                                                         8,000,000        8,000,000
Barclays Bank PLC, 3.72%, 11/10/2005                                          9,000,000        9,000,000
Credit Suisse, 3.78%, 11/1/2005                                              14,000,000       14,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                               3,000,000        3,000,000
Dexia Credit Local, 3.75%, 12/9/2005                                         15,000,000       15,000,000
HBOS Treasury Services PLC, 3.8%, 7/10/2006                                   3,000,000        3,000,000
HSH Nordbank, 3.8%, 10/27/2005                                               14,000,000       14,000,000
Norddeutsche Landesbank Girozentrale, 3.85%, 12/20/2005                      13,000,000       13,000,000
Societe Generale, 3.265%, 3/3/2006                                            3,000,000        3,000,000
Toronto Dominion Bank, 3.75%, 5/16/2006                                       3,000,000        2,999,818
UniCredito Italiano SpA, 3.8%, 6/15/2006                                      3,000,000        3,000,000
 ----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $92,999,818)                               92,999,818

-----------------------------------------------------------------------------------------------------------
    Commercial Paper** 27.8%
-----------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp., 3.93%, 3/1/2006                                   3,000,000        2,950,547
Charta, LLC, 4.0%, 10/3/2005                                                 15,000,000       14,996,667
Compass Securitization LLC, 3.79%, 10/26/2005                                15,310,000       15,269,705
CRC Funding, LLC, 3.8%, 10/26/2005                                           15,000,000       14,960,417
Giro Funding US Corp.:
    3.72%, 11/10/2005                                                         7,000,000        6,971,067
    3.79%, 11/1/2005                                                          7,000,000        6,977,155
Lake Constance Funding LLC:
    3.7%, 11/10/2005                                                          3,000,000        2,987,666
    3.99%, 1/3/2006                                                          12,000,000       11,874,980
Morgan Stanley, 3.81%, 10/28/2005                                             5,000,000        4,985,712
Perry Global Funding LLC, Series A, 3.56%, 10/4/2005                          5,000,000        4,998,517
Swedish National Housing Finance Corp., 3.925%, 3/2/2006                      3,000,000        2,950,283
 ----------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $89,922,716)                                                     89,922,716

-----------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies+ 7.4%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
    3.70% *, 11/7/2005                                                        5,000,000        5,000,000
    3.51% *, 10/7/2005                                                       10,000,000       10,000,000
Federal National Mortgage Association:
    3.57% *, 9/7/2006                                                         3,000,000        2,997,916
    4.0%, 8/8/2006                                                            3,000,000        3,000,000
    4.03%, 7/21/2006                                                          3,000,000        3,000,000
 ----------------------------------------------------------------------------------------------------------
Total US Government Sponsored Agencies (Cost $23,997,916)                                     23,997,916

-----------------------------------------------------------------------------------------------------------
    Funding Agreements 3.7%
-----------------------------------------------------------------------------------------------------------
New York Life Insurance Co., 3.99% *, 9/19/2006 (Cost $12,000,000)           12,000,000       12,000,000

-----------------------------------------------------------------------------------------------------------
    Promissory Notes 1.0%
-----------------------------------------------------------------------------------------------------------
The Goldman Sachs Group, Inc., 3.56% *, 10/28/2005 (Cost $3,000,000)          3,000,000        3,000,000

-----------------------------------------------------------------------------------------------------------
    Short Term Notes* 21.6%
-----------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.884%, 6/22/2006                               2,000,000        2,000,000
BNP Paribas SA, 3.84%, 10/26/2006                                             3,000,000        3,000,000
Depfa Bank PLC, 3.88%, 6/15/2009                                              4,000,000        4,000,000
Greenwich Capital Holdings, Inc., 3.79%, 6/20/2006                           11,000,000       11,000,000
International Business Machines Corp., 3.673%, 3/8/2006                       3,000,000        2,999,871
Links Finance LLC, 3.751%, 5/22/2006                                          6,000,000        5,999,607
Merrill Lynch & Co., Inc.:
    3.47%, 3/17/2006                                                         10,000,000       10,003,340
    3.73%, 5/5/2006                                                           3,000,000        3,001,430
Morgan Stanley, 3.88%, 11/15/2005                                            10,000,000       10,000,000
Skandinaviska Enskila Banken, 3.58%, 7/18/2006                                3,000,000        3,000,000
Tango Finance Corp., 144A, 3.56%, 9/18/2006                                  15,000,000       14,999,614
 ----------------------------------------------------------------------------------------------------------
Total Short Term Notes (Cost $70,003,862)                                                     70,003,862

-----------------------------------------------------------------------------------------------------------
    Time Deposit 3.7%
-----------------------------------------------------------------------------------------------------------
Societe Generale, 3.92%, 10/3/2005 (Cost $12,000,000)                        12,000,000       12,000,000

-----------------------------------------------------------------------------------------------------------
    Repurchase Agreements *** 6.3%
-----------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, 3.95%, dated 9/30/2005, to be repurchased    19,000,000       19,000,000
    at $19,006,254 on 10/3/2005 (a)
State Street Bank and Trust Co., 3.15%, dated 9/30/2005, to be repurchased    1,446,000        1,446,000
    at $1,446,380 on 10/3/2005 (b)
 ----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $20,446,000)                                                20,446,000

                                                                                     % of
                                                                               Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 324,370,312)                                    100.2     324,370,312
Other Assets and Liabilities, Net                                                   (0.2)       (537,656)
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0     323,832,656

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

**   Annualized yield at time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities

+    Not backed by the full faith and credit of the US Government.

(a) Collateralized by $19,642,865 Federal National Mortgage Association, 5.0%, maturing on 3/1/2035 with a value of $19,380,000.

(b) Collateralized by $1,480,000 Federal National Mortgage Association, Zero Coupon, maturing on 10/26/2005 with a value of $1,475,560.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


    The accompanying notes are an integral part of the financial statements.

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
---------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Small Cap Growth Portfolio

                                                                                   Shares      Value ($)
                                                                       ---------------------------------

---------------------------------------------------------------------------------------------------------
    Common Stocks 98.2%
---------------------------------------------------------------------------------------------------------

Consumer Discretionary 18.6%

Hotels Restaurants & Leisure 8.1%
Buffalo Wild Wings, Inc.* (a)                                              96,100              2,546,650
Caribou Coffee Co., Inc.*                                                  78,800                894,380
Orient-Express Hotels Ltd. "A"                                             90,100              2,560,642
P.F. Chang's China Bistro, Inc.* (a)                                      127,500              5,715,825
Red Robin Gourmet Burgers, Inc.* (a)                                      121,300              5,560,392
Shuffle Master, Inc.* (a)                                                 182,700              4,828,761
                                                                                           -------------
                                                                                              22,106,650

Media 1.9%
Lions Gate Entertainment Corp.* (a)                                       540,800              5,159,232

Specialty Retail 3.4%
Aeropostale, Inc.*                                                        213,400              4,534,750
Kenneth Cole Productions, Inc. "A"                                        177,700              4,849,433
                                                                                           -------------
                                                                                               9,384,183

Textiles, Apparel & Luxury Goods 5.2%
Gildan Activewear, Inc. "A"*                                              151,800              5,803,314
Guess?, Inc.*                                                             252,500              5,411,075
The Warnaco Group, Inc.*                                                  136,000              2,979,760
                                                                                           -------------
                                                                                              14,194,149

Consumer Staples 5.3%

Food & Staples Retailing 2.0%
Herbalife Ltd.*                                                           184,400              5,557,816

Household Products 3.3%
Jarden Corp.* (a)                                                         219,450              9,012,812

Energy 11.7%

Energy Equipment & Services 5.2%
Atwood Oceanics, Inc.*                                                     62,200              5,237,862
Dresser-Rand Group, Inc.*                                                 122,000              3,004,860
Grey Wolf, Inc.*                                                          734,100              6,188,463
                                                                                           -------------
                                                                                              14,431,185

Oil, Gas & Consumable Fuels 6.5%
Alon USA Energy, Inc.*                                                    209,900              5,069,085
Bill Barrett Corp.*                                                       176,600              6,502,412
Comstock Resources, Inc.*                                                 187,500              6,151,875
                                                                                           -------------
                                                                                              17,723,372

Financials 7.6%

Banks 4.9%
PrivateBancorp, Inc. (a)                                                  117,100              4,014,188
Signature Bank*                                                           208,800              5,635,512
Texas Capital Bancshares, Inc.*                                           170,600              3,608,190
                                                                                           -------------
                                                                                              13,257,890

Consumer Finance 2.7%
Euronet Worldwide, Inc.*                                                  121,900              3,607,021
Global Cash Access, Inc.*                                                   5,800                 81,780


                                       1


Heartland Payment Systems, Inc.* (a)                                      159,700              3,810,442
                                                                                           -------------
                                                                                               7,499,243

Health Care 25.5%

Health Care Equipment & Supplies 5.0%
American Medical Systems Holdings, Inc.*                                  246,800              4,973,020
ArthroCare Corp.* (a)                                                     159,200              6,403,024
Hologic, Inc.*                                                             43,400              2,506,350
                                                                                           -------------
                                                                                              13,882,394

Health Care Providers & Services 18.5%
Amedisys, Inc.* (a)                                                       170,900              6,665,100
American Healthways, Inc.* (a)                                            127,900              5,422,960
AMERIGROUP Corp.*                                                         173,800              3,323,056
AmSurg Corp.*                                                             143,600              3,928,896
Centene Corp.*                                                            304,800              7,629,144
Chemed Corp.                                                              108,500              4,702,390
HealthExtras, Inc.*                                                       178,900              3,824,882
LCA-Vision, Inc.                                                           84,700              3,144,064
Psychiatric Solutions, Inc.*                                              116,200              6,301,526
United Surgical Partners International, Inc.*                             143,450              5,610,329
                                                                                           -------------
                                                                                              50,552,347

Pharmaceuticals 2.0%
Adams Respiratory Therapeutics, Inc.*                                      56,500              1,824,385
ViroPharma, Inc.*                                                         172,600              3,590,080
                                                                                           -------------
                                                                                               5,414,465

Industrials 4.6%

Machinery 3.4%
Actuant Corp. "A"*                                                        120,200              5,625,360
Watts Water Technologies, Inc. "A"                                        127,000              3,663,950
                                                                                           -------------
                                                                                               9,289,310

Transportation Infrastructure 1.2%
Greenbrier Companies, Inc.                                                96,600               3,210,984

Information Technology 23.1%

Communications Equipment 2.3%
Foundry Networks, Inc.*                                                   493,900              6,272,530

Electronic Equipment & Instruments 1.5%
Cognex Corp.                                                              141,000              4,239,870

Internet Software & Services 4.2%
Digital River, Inc.* (a)                                                  171,200              5,966,320
j2 Global Communications, Inc.* (a)                                       134,800              5,448,616
                                                                                           -------------
                                                                                              11,414,936

Semiconductors & Semiconductor Equipment 6.4%
FormFactor, Inc.*                                                         154,000              3,514,280
Power Integrations, Inc.*                                                 184,100              4,004,175
Semtech Corp.*                                                            328,400              5,408,748
Tessera Technologies, Inc.*                                               151,500              4,531,365
                                                                                           -------------
                                                                                              17,458,568

Software 8.7%
Hyperion Solutions Corp.*                                                 121,500              5,910,975
Kronos, Inc.*                                                             100,300              4,477,392
Mentor Graphics Corp.*                                                    494,700              4,254,420
Take-Two Interactive Software, Inc.* (a)                                  115,500              2,551,395
THQ, Inc.*                                                                310,650              6,623,058
                                                                                           -------------
                                                                                              23,817,240

                                       2


Telecommunication Services 1.8%

Diversified Telecommunication Services
NeuStar, Inc. "A"*                                                        150,600              4,817,694
---------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $231,092,661)                                                      268,696,870

---------------------------------------------------------------------------------------------------------
    Preferred Stocks 0.0%
---------------------------------------------------------------------------------------------------------

Information Technology

Software
FusionOne "D"* (b)  (Cost $1,250,002)                                     230,203                  3,683

---------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 18.2%
---------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (c) (d)                49,756,600             49,756,600
  (Cost $49,756,600)

---------------------------------------------------------------------------------------------------------
    Cash Equivalents 2.2%
---------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (e)                            6,188,780              6,188,780
  (Cost $6,188,780)
                                                                              % of
                                                                         Net Assets             Value ($)
                                                                         --------------------------------
Total Investment Portfolio (Cost $ 288,288,043)                             118.6            324,645,933
Other Assets and Liabilities, Net                                           (18.6)           (50,991,903)
---------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0            273,654,030


    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan.  The value of all securities loaned at September 30,
    2005 amounted to $48,583,555 which is 17.8 % of net assets.

(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale
    ("restricted securities"). Restricted securities are securities which have not been registered with the
    Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.
    Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.
    This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.


Restricted Security    Acquisition Date     Acquisition Cost     ($)Value ($)  Value as a % of Net Assets
---------------------------------------------------------------------------------------------------------
FusionOne "D"           October 2000            1,250,002          3,683                 .001
---------------------------------------------------------------------------------------------------------

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management,
    Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


                                       3

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Strategic Income Portfolio

                                                                              Principal
                                                                            Amount ($) (a)      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Corporate Bonds 32.9%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 7.7%
155 East Tropicana LLC, 8.75%, 4/1/2012 (b)                                     85,000        82,450
Adesa, Inc., 7.625%, 6/15/2012                                                  30,000        30,000
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)                                    175,000       154,000
Amscan Holdings, Inc., 8.75%, 5/1/2014                                          35,000        30,625
AutoNation, Inc., 9.0%, 8/1/2008                                                70,000        75,600
Aztar Corp., 7.875%, 6/15/2014 (b)                                             200,000       209,000
Cablevision Systems Corp., New York Group, Series B, 8.0% **,                   55,000        56,375
    4/1/2009
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                           50,000        54,688
    9.375%, 2/15/2007                                                           55,000        58,025
Charter Communications Holdings LLC:
    Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                        10,000         7,150
    9.625%, 11/15/2009 (b)                                                     210,000       178,500
    10.25%, 9/15/2010                                                          315,000       322,875
    144A, 11.0%, 10/1/2015                                                      20,000        19,500
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)                       145,000       121,800
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                            50,000        50,188
    7.875%, 12/15/2007                                                         160,000       164,400
Dex Media East LLC/Financial, 12.125%, 11/15/2012                              446,000       521,820
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)                          100,000        89,000
EchoStar DBS Corp., 6.625%, 10/1/2014                                           50,000        49,500
Foot Locker, Inc., 8.5%, 1/15/2022                                              80,000        87,000
Ford Motor Co., 7.45%, 7/16/2031 (b)                                            55,000        42,900
General Motors Corp., 8.25%, 7/15/2023 (b)                                      50,000        38,875
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)                                   50,000        49,750
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (b)               60,000        48,075
ITT Corp., 7.375%, 11/15/2015                                                   50,000        54,250
Jacobs Entertainment, Inc., 11.875%, 2/1/2009                                  310,000       330,925
Levi Strauss & Co.:
    8.254% **, 4/1/2012                                                         75,000        74,813
    12.25%, 12/15/2012                                                          35,000        38,675
Liberty Media Corp., 8.5%, 7/15/2029                                            10,000         9,682
Mandalay Resort Group, Series B, 10.25%, 8/1/2007                               35,000        37,625
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015                                  35,000        33,775
Mediacom LLC, 9.5%, 1/15/2013 (b)                                               30,000        29,775
MGM MIRAGE:
    8.375%, 2/1/2011 (b)                                                       205,000       220,375
    9.75%, 6/1/2007                                                             85,000        90,525
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                               40,000        43,200
NCL Corp., 144A, 11.625%, 7/15/2014                                             90,000        94,950
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to            180,000       126,000
    9/1/2012
Paxson Communications Corp.:
    Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009 (b)                    50,000        48,500
    10.75%, 7/15/2008 (b)                                                       40,000        39,300
Petro Stopping Centers, 9.0%, 2/15/2012                                        155,000       152,675
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)                             165,000       169,950
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                     140,000       126,175
PRIMEDIA, Inc.:
    8.875% **, 5/15/2010                                                       175,000       184,625
    8.875%, 5/15/2011                                                          155,000       162,362
Renaissance Media Group LLC, 10.0%, 4/15/2008                                   85,000        84,150
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                   180,000       201,600
Schuler Homes, Inc., 10.5%, 7/15/2011                                          140,000       151,200
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0%             235,000       124,550
    to 12/15/2014
Sinclair Broadcast Group, Inc.:
    8.0%, 3/15/2012                                                            190,000       194,512
    8.75%, 12/15/2011                                                          215,000       225,750
Sirius Satellite Radio, Inc., 144A, 9.625%, 8/1/2013                           195,000       187,200
Toys "R" Us, Inc., 7.375%, 10/15/2018                                           95,000        76,000
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                              330,000       318,450
TRW Automotive, Inc.:
    11.0%, 2/15/2013                                                           230,000       259,325
    11.75%, 2/15/2013                                                EUR        35,000        49,005
United Auto Group, Inc., 9.625%, 3/15/2012                                     150,000       156,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                               45,000        47,250
Williams Scotsman, Inc., 144A, 8.5%, 10/1/2015                                  90,000        91,125
Wynn Las Vegas LLC, 6.625%, 12/1/2014                                           10,000         9,563
XM Satellite Radio, Inc.:
    Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                      236,321       248,137
    12.0%, 6/15/2010                                                            29,000        33,060
Young Broadcasting, Inc.:
    8.75%, 1/15/2014 (b)                                                       185,000       164,187
    10.0%, 3/1/2011 (b)                                                         40,000        37,800
                                                                                         -----------
                                                                                          7,269,117

Consumer Staples 0.7%
Alliance One International, Inc.:
    144A, 11.0%, 5/15/2012                                                     100,000        94,750
    144A, 12.75%, 11/15/2012                                                    50,000        45,750
Del Laboratories, Inc., 8.0%, 2/1/2012                                          70,000        57,575
GNC Corp., 8.5%, 12/1/2010 (b)                                                  15,000        12,788
North Atlantic Trading Co., 9.25%, 3/1/2012                                    285,000       213,750
Swift & Co.:
    10.125%, 10/1/2009                                                         100,000       107,625
    12.5%, 1/1/2010                                                             40,000        43,600
Viskase Co., Inc., 11.5%, 6/15/2011                                            110,000       118,800
                                                                                         -----------
                                                                                             694,638

Energy 2.3%
Belden & Blake Corp., 8.75%, 7/15/2012                                         175,000       182,875
Chesapeake Energy Corp.:
    144A, 6.5%, 8/15/2017                                                       70,000        71,225
    6.875%, 1/15/2016                                                           30,000        30,750
CITGO Petroleum Corp., 6.0%, 10/15/2011                                        150,000       150,000
Dynegy Holdings, Inc.:
    6.875%, 4/1/2011 (b)                                                        40,000        39,100
    7.125%, 5/15/2018                                                           60,000        55,500
    7.625%, 10/15/2026                                                          40,000        37,000
    8.75%, 2/15/2012 (b)                                                        20,000        21,700
    144A, 9.875%, 7/15/2010                                                    250,000       272,500
El Paso Production Holding Corp., 7.75%, 6/1/2013                              100,000       104,500
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                          170,000       169,150
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)                      200,000       179,500
Pogo Producing Co., 144A, 6.875%, 10/1/2017                                     45,000        45,619
Sonat, Inc., 7.0%, 2/1/2018                                                     40,000        38,000
Southern Natural Gas, 8.875%, 3/15/2010                                        140,000       151,327
Stone Energy Corp.:
    6.75%, 12/15/2014                                                           60,000        58,950
    8.25%, 12/15/2011                                                          170,000       178,500
Williams Companies, Inc.:
    8.125%, 3/15/2012 (b)                                                      295,000       322,288
    8.75%, 3/15/2032                                                            65,000        76,700
                                                                                         -----------
                                                                                           2,185,184

Financials 6.3%
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                    160,000       124,800
Alamosa Delaware, Inc.:
    8.5%, 1/31/2012                                                             20,000        21,350
    11.0%, 7/31/2010                                                            50,000        56,375
    12.0%, 7/31/2009                                                            65,000        71,988
AmeriCredit Corp., 9.25%, 5/1/2009                                             310,000       327,050
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015                                     50,000        48,250
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                           40,000        25,684
E*TRADE Financial Corp.:
    144A, 7.375%, 9/15/2013                                                    110,000       111,100
    8.0%, 6/15/2011                                                             90,000        92,925
FINOVA Group, Inc., 7.5%, 11/15/2009                                           197,200        76,908
Ford Motor Credit Co.:
    7.25%, 10/25/2011                                                          545,000       517,305
    7.375%, 10/28/2009                                                         265,000       255,976
General Motors Acceptance Corp.:
    4.67% **, 3/20/2007 (b)                                                    150,000       146,852
    5.125%, 5/9/2008                                                            20,000        18,618
    6.125%, 8/28/2007 (b)                                                       60,000        59,064
    6.75%, 12/1/2014 (b)                                                       125,000       108,731
    6.875%, 9/15/2011                                                          100,000        90,961
    7.75%, 1/19/2010                                                            20,000        19,386
    8.0%, 11/1/2031                                                            965,000       842,608
H&E Equipment/Finance, 11.125%, 6/15/2012                                      135,000       151,200
Poster Financial Group, Inc., 8.75%, 12/1/2011                                 135,000       138,881
PXRE Capital Trust I, 8.85%, 2/1/2027                                           95,000        93,100
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                               105,000       117,862
Radnor Holdings Corp., 11.0%, 3/15/2010                                        195,000       126,750
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                           30,000        29,250
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                     20,000        17,600
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012                       1,500,000     1,683,678
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                            130,000       109,200
Triad Acquisition Corp., 144A, 11.125%, 5/1/2013                                70,000        72,275
UGS Corp., 10.0%, 6/1/2012                                                     140,000       153,300
Universal City Development, 11.75%, 4/1/2010                                   205,000       231,650
                                                                                         -----------
                                                                                                         5,940,677

Health Care 0.7%
Cinacalcet Royalty Subordinated LLC, 144A, 8.0%, 3/30/2017                      15,000        16,050
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)                                       245,000       239,488
InSight Health Services Corp.:
    144A, 9.174% **, 11/1/2011                                                  45,000        43,875
    Series B, 9.875%, 11/1/2011 (b)                                             50,000        40,375
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                  300,000       303,000
                                                                                         -----------
                                                                                             642,788

Industrials 4.5%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                             225,000       235,687
Allied Security Escrow Corp., 11.375%, 7/15/2011                               130,000       129,025
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011                                                 200,000       186,500
    Series B, 9.25%, 9/1/2012                                                  172,000       186,190
American Color Graphics, 10.0%, 6/15/2010                                       95,000        70,538
Avondale Mills, Inc., 144A, 10.504% **, 7/1/2012                                70,000        68,250
Bear Creek Corp., 144A, 8.87% **, 3/1/2012                                      35,000        36,050
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                           95,000       100,225
    8.625%, 5/15/2011                                                           90,000        94,725
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                            195,000       171,112
    9.25%, 5/1/2021                                                             20,000        20,400
Case New Holland, Inc., 9.25%, 8/1/2011                                         55,000        58,163
Cenveo Corp., 7.875%, 12/1/2013 (b)                                            115,000       110,975
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                       169,000       163,085
Columbus McKinnon Corp., 10.0%, 8/1/2010                                        75,000        81,938
Compression Polymers Corp.:
    144A, 10.46% **, 7/1/2012                                                   40,000        37,400
    144A, 10.5%, 7/1/2013                                                       95,000        88,113
Congoleum Corp., 8.625%, 8/1/2008                                               80,000        81,100
Cornell Companies, Inc., 10.75%, 7/1/2012                                       85,000        87,550
Dana Corp., 7.0%, 3/1/2029                                                     150,000       114,228
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                   230,000       248,112
K. Hovnanian Enterprises, Inc.:
    144A, 6.25%, 1/15/2016                                                      80,000        74,492
    8.875%, 4/1/2012                                                           155,000       163,525
Kansas City Southern:
    7.5%, 6/15/2009                                                             40,000        41,900
    9.5%, 10/1/2008                                                            250,000       274,062
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                    200,000       190,000
Metaldyne Corp., 144A, 11.0%, 11/1/2013 (b)                                     85,000        73,950
Millennium America, Inc., 9.25%, 6/15/2008                                     225,000       241,875
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                         115,000       129,950
Securus Technologies, Inc., 11.0%, 9/1/2011                                     75,000        66,750
Ship Finance International Ltd., 8.5%, 12/15/2013                              110,000       107,112
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011                                                             50,000        46,875
    10.375%, 7/1/2012                                                          195,000       205,237
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                           75,000        84,000
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)                        165,000       153,037
Xerox Capital Trust I, 8.0%, 2/1/2027                                           85,000        88,188
                                                                                         -----------
                                                                                           4,310,319

Information Technology 1.2%
Activant Solutions, Inc.:
    144A, 9.504% **, 4/1/2010                                                   15,000        15,300
    10.5%, 6/15/2011                                                           120,000       125,400
Eschelon Operating Co., 8.375%, 3/15/2010                                       83,000        77,190
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                              50,000        50,375
Lucent Technologies, Inc., 6.45%, 3/15/2029                                    250,000       218,750
Sanmina-SCI Corp.:
    6.75%, 3/1/2013 (b)                                                        230,000       218,500
    10.375%, 1/15/2010                                                         199,000       219,397
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015                            145,000       146,813
Viasystems, Inc., 10.5%, 1/15/2011                                              40,000        39,300
                                                                                         -----------
                                                                                           1,111,025

Materials 4.3%
ARCO Chemical Co., 9.8%, 2/1/2020                                              385,000       434,569
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25%             220,000       110,000
    to 3/1/2014
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)                               250,000       247,500
Constar International, Inc.:
    144A, 7.165% **, 2/15/2012                                                  60,000        55,650
    11.0%, 12/1/2012 (b)                                                        40,000        25,200
Dayton Superior Corp.:
    10.75%, 9/15/2008 (b)                                                       85,000        85,850
    13.0%, 6/15/2009 (b)                                                       140,000       112,000
Edgen Acquisition Corp., 9.875%, 2/1/2011                                       45,000        45,225
GEO Specialty Chemicals, Inc., 12.004% **, 12/31/2009                          163,000       152,609
Georgia-Pacific Corp.:
    8.0%, 1/15/2024                                                            225,000       248,062
    9.375%, 2/1/2013                                                           165,000       183,975
Hercules, Inc., 6.75%, 10/15/2029                                               90,000        88,200
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                              140,000       156,800
Huntsman International LLC, 10.125%, 7/1/2009                        EUR        85,000       105,733
Huntsman LLC, 11.625%, 10/15/2010                                              188,000       214,790
IMC Global, Inc.:
    7.375%, 8/1/2018                                                            35,000        35,919
    10.875%, 8/1/2013                                                          178,000       210,040
Intermet Corp., 9.75%, 6/15/2009 * (b)                                          15,000         5,025
International Steel Group, Inc., 6.5%, 4/15/2014                                70,000        69,300
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                130,000       124,150
Neenah Foundry Co.:
    144A, 11.0%, 9/30/2010                                                     230,000       254,150
    144A, 13.0%, 9/30/2013                                                      94,000        94,940
NewPage Corp., 9.943% **, 5/1/2012 (b)                                         100,000        94,500
Omnova Solutions, Inc., 11.25%, 6/1/2010                                       215,000       230,050
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                      60,000        64,650
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                             160,885        14,480
Pliant Corp., 144A, 11.625%, 6/15/2009 (PIK)                                        10            10
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)                                   115,000        80,500
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011                            18,000        19,620
TriMas Corp., 9.875%, 6/15/2012                                                260,000       213,200
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to                   90,000        76,500
    7/15/2012
United States Steel Corp., 9.75%, 5/15/2010 (b)                                165,000       181,087
                                                                                         -----------
                                                                                           4,034,284

Telecommunication Services 2.7%
AirGate PCS, Inc., 7.349% **, 10/15/2011                                        55,000        56,650
American Cellular Corp., Series B, 10.0%, 8/1/2011                              55,000        59,950
AT&T Corp.:
    9.05%, 11/15/2011                                                          131,000       147,539
    9.75%, 11/15/2031                                                          145,000       183,606
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013 (b)                                                       115,000       122,187
    8.375%, 1/15/2014 (b)                                                      185,000       182,225
Dobson Communications Corp., 8.875%, 10/1/2013 (b)                              10,000        10,000
Insight Midwest LP, 9.75%, 10/1/2009                                            50,000        51,125
LCI International, Inc., 7.25%, 6/15/2007                                      130,000       126,750
Level 3 Financing, Inc., 10.75%, 10/15/2011 (b)                                 25,000        20,906
MCI, Inc., 8.735%, 5/1/2014                                                    240,000       267,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                        470,000       503,166
Nextel Partners, Inc., 8.125%, 7/1/2011                                         85,000        91,800
Qwest Corp.:
    144A, 7.12% **, 6/15/2013                                                   35,000        36,400
    7.25%, 9/15/2025                                                           115,000       107,237
Qwest Services Corp.:
    13.5%, 12/15/2010                                                          290,000       332,050
    14.0%, 12/15/2014                                                           45,000        54,563
Rural Cellular Corp., 9.875%, 2/1/2010                                          10,000        10,500
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to                   42,000        38,115
    12/15/2011
Triton PCS, Inc., 8.5%, 6/1/2013                                                15,000        14,288
Ubiquitel Operating Co., 9.875%, 3/1/2011                                       35,000        38,850
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                   100,000       115,000
                                                                                         -----------
                                                                                           2,570,507

Utilities 2.5%
AES Corp., 144A, 8.75%, 5/15/2013                                              260,000       284,700
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (b)                    315,000       354,375
Calpine Corp., 144A, 8.5%, 7/15/2010                                            25,000        17,875
Calpine Generating Co., 12.39% **, 4/1/2011                                    115,000       109,250
CMS Energy Corp.:
    8.5%, 4/15/2011                                                            145,000       161,313
    9.875%, 10/15/2007                                                         210,000       228,375
DPL, Inc., 6.875%, 9/1/2011                                                     50,000        53,875
Mission Energy Holding Co., 13.5%, 7/15/2008                                   390,000       459,225
NorthWestern Corp., 5.875%, 11/1/2014                                           35,000        35,358
NRG Energy, Inc., 8.0%, 12/15/2013                                             199,000       211,935
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011 (b)                                                        120,000       129,300
    10.0%, 10/1/2009                                                           255,000       283,050
                                                                                         -----------
                                                                                           2,328,631
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $31,411,516)                                                  31,087,170

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 23.5%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.9%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                         190,000       210,900
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                150,000       165,750
Shaw Communications, Inc., 8.25%, 4/11/2010                                    235,000       255,269
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,              165,000       134,887
    11.5% to 6/15/2014
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)                           95,000        88,350
                                                                                         -----------
                                                                                             855,156

Consumer Staples 0.1%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                            50,000        56,000

Energy 2.2%
Luscar Coal Ltd., 9.75%, 10/15/2011                                            160,000       172,800
OAO Gazprom, 144A, 9.625%, 3/1/2013                                            100,000       124,125
Pemex Project Funding Master Trust:
    8.0%, 11/15/2011                                                           250,000       284,625
    9.5%, 9/15/2027                                                            450,000       591,750
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                   410,005       459,206
Petroliam Nasional Berhad:
    7.625%, 10/15/2026                                                          40,000        49,385
    7.75%, 8/15/2015                                                            80,000        96,634
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022                         160,000       198,621
Secunda International Ltd., 11.599% **, 9/1/2012                                75,000        79,125
                                                                                         -----------
                                                                                           2,056,271

Financials 0.4%
Conproca SA de CV, 12.0%, 6/16/2010                                            100,000       122,250
Doral Financial Corp., 4.45% **, 7/20/2007                                      85,000        79,788
Eircom Funding, 8.25%, 8/15/2013                                               125,000       135,625
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                        80,000        55,600
                                                                                         -----------
                                                                                             393,263

Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010                                                 85,000        88,188

Industrials 0.9%
CP Ships Ltd., 10.375%, 7/15/2012                                              155,000       175,925
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                      90,000        97,200
    10.25%, 6/15/2007                                                          230,000       246,100
    12.5%, 6/15/2012                                                            90,000       104,400
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                   100,000       114,500
LeGrand SA, 8.5%, 2/15/2025                                                     75,000        90,000
Stena AB, 9.625%, 12/1/2012                                                     70,000        75,950
                                                                                         -----------
                                                                                             904,075

Materials 1.2%
Cascades, Inc., 7.25%, 2/15/2013                                               170,000       165,325
Crown Euro Holdings SA, 10.875%, 3/1/2013                                       15,000        17,400
ISPAT Inland ULC, 9.75%, 4/1/2014                                              147,000       170,520
Rhodia SA, 8.875%, 6/1/2011 (b)                                                285,000       269,325
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                      10,000        10,800
Tembec Industries, Inc.:
    8.5%, 2/1/2011 (b)                                                         460,000       300,150
    8.625%, 6/30/2009 (b)                                                      255,000       173,400
                                                                                         -----------
                                                                                           1,106,920

Sovereign Bonds 16.7%
AID-Egypt, 4.45%, 9/15/2015                                                  1,200,000     1,181,976
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                     750,000       989,617
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                          500,000       501,250
Federative Republic of Brazil:
    Floating Rate Note Debt Conversion Bond, LIBOR plus .8125%,                140,000       134,400
        Series 30YR, 4.25% **, 4/15/2024
    Floating Rate Note Debt Conversion Bond, LIBOR Plus .875%,                 172,943       170,142
        Series 18 YR, 4.313% **, 4/15/2012
    8.75%, 2/4/2025                                                            200,000       211,300
    8.875%, 10/14/2019 (b)                                                      45,000        48,870
    11.0%, 1/11/2012                                                           230,000       281,865
    11.0%, 8/17/2040                                                           360,000       441,360
    14.5%, 10/15/2009                                                          220,000       286,110
Government of Ukraine, Series REG S, 7.65%, 6/11/2013                          350,000       385,210
Kingdom of Morocco, Series A, 4.182% **, 1/5/2009                              196,000       195,020
Republic of Argentina:
    Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to            940,000       371,300
        3/31/2029, 5.25% to 12/31/2038
    8.28%, 12/31/2033 (PIK) (b)                                                820,320       846,160
Republic of Bulgaria, 8.25%, 1/15/2015                                         490,000       602,014
Republic of Colombia:
    8.125%, 5/21/2024                                                           80,000        85,800
    10.0%, 1/23/2012                                                           210,000       253,050
    10.75%, 1/15/2013                                                           60,000        75,390
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to               430,000       405,705
    8/15/2030
Republic of Indonesia, 7.25%, 4/20/2015                                        220,000       219,450
Republic of Panama, 9.375%, 1/16/2023                                          570,000       719,625
Republic of Peru, 9.875%, 2/6/2015                                             130,000       166,075
Republic of Philippines:
    8.0%, 1/15/2016                                                            340,000       341,275
    9.375%, 1/18/2017                                                          390,000       427,538
    9.5%, 2/2/2030                                                             170,000       181,475
    9.875%, 1/15/2019                                                          205,000       228,575
Republic of Turkey:
    7.375%, 2/5/2025                                                           340,000       339,575
    11.75%, 6/15/2010                                                          420,000       522,900
    12.375%, 6/15/2009                                                         300,000       369,180
Republic of Uruguay:
    7.25%, 2/15/2011                                                            80,000        83,200
    9.25%, 5/17/2017                                                            80,000        89,700
Republic of Venezuela:
    7.65%, 4/21/2025                                                           260,000       262,990
    9.375%, 1/13/2034                                                          300,000       355,200
    10.75%, 9/19/2013                                                        1,020,000     1,272,450
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to                 915,000     1,051,335
    3/31/2030
Russian Ministry of Finance:
    Series V, 3.0%, 5/14/2008                                                  440,000       418,836
    Series VII, 3.0%, 5/14/2011                                                410,000       364,941
United Mexican States:
    Series A, 6.625%, 3/3/2015                                                 400,000       434,600
    8.3%, 8/15/2031                                                            150,000       187,500
    Series A, 9.875%, 2/1/2010                                                 220,000       261,690
                                                                                         -----------
                                                                                          15,764,649

Telecommunication Services 1.0%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                    115,000       112,987
Embratel, Series B, 11.0%, 12/15/2008                                           75,000        85,688
Global Crossing UK Finance, 10.75%, 12/15/2014                                  90,000        79,425
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                           20,000        17,000
Intelsat Bermuda Ltd., 144A, 7.805% **, 1/15/2012                               60,000        61,050
Millicom International Cellular SA, 10.0%, 12/1/2013                           130,000       134,225
Mobifon Holdings BV, 12.5%, 7/31/2010                                          175,000       205,625
Nortel Networks Ltd., 6.125%, 2/15/2006                                        250,000       250,000
                                                                                         -----------
                                                                                             946,000
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $21,091,162)                                  22,170,522

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - Non US$ Denominated 19.0%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.1%
IESY Repository GMBH, 144A, 8.75%, 2/15/2015                         EUR        50,000        60,393
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                 EUR        50,000        55,586
                                                                                         -----------
                                                                                             115,979

Financials 4.5%
KFW Bankengruppe, 5.0%, 7/4/2011                                     EUR     3,180,000     4,255,825

Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                         EUR        50,000        53,332

Sovereign Bonds 14.3%
Federative Republic of Brazil, 8.5%, 9/24/2012                       EUR       130,000       182,411
Government of Malaysia, 4.305%, 2/27/2009                            MYR     1,380,000       378,272
Mexican Bonds:
    Series MI-10, 8.0%, 12/19/2013                                   MXN     1,053,000        94,708
    Series M-20, 10.0%, 12/5/2024                                    MXN     3,810,000       402,480
Province of Ontario, 1.875%, 1/25/2010                               JPY   140,000,000     1,298,192
Republic of Argentina:
    Step-up Coupon, 1.2% to 3/31/2009, 2.26% to 3/31/2019, 3.38% to  EUR       160,000        77,207
        3/31/2029, 4.74% to 12/31/2038
    5.83%, 12/31/2033 (PIK)                                          EUR        47,804        59,435
    7.82%, 12/31/2033 (PIK)                                          ARS       964,375       433,989
Republic of Germany, Series 94, 6.25%, 1/4/2024                      EUR     1,910,000     3,149,115
Republic of Greece, 4.65%, 4/19/2007                                 EUR     2,105,000     2,616,648
Republic of Peru, 7.5%, 10/14/2014                                   EUR        30,000        42,726
Republic of Turkey, 20.0%, 10/17/2007                                TRY            35            30
Republic of Uruguay, 10.5%, 10/20/2006                               UYU     4,200,000       213,343
United Kingdom Treasury Bond, 4.75%, 9/7/2015                        GBP     2,500,000     4,569,889
                                                                                         -----------
                                                                                          13,518,445
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - Non US$ Denominated (Cost $16,871,082)                              17,943,581

----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 13.3%
----------------------------------------------------------------------------------------------------------

US Treasury Bond:
    5.375%, 2/15/2031 (b) (c)                                                  540,000       604,968
    6.0%, 2/15/2026 (b)                                                      1,375,000     1,621,641
    7.5%, 11/15/2016                                                           842,000     1,065,722
    8.5%, 2/15/2020 (b)                                                        760,000     1,073,173
    10.375%, 11/15/2012 (b) (c)                                              3,350,000     3,766,395
    12.75%, 11/15/2010 (b)                                                     500,000       505,117
US Treasury Note:
    4.75%, 11/15/2008 (b)                                                      285,000       289,576
    5.75%, 8/15/2010 (b) (c)                                                 3,000,000     3,199,569
    6.125%, 8/15/2007                                                          375,000       388,081
----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $12,422,766)                                          12,514,242

----------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies 2.6%
----------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp., 5.125%, 7/15/2012  (Cost                   2,350,000     2,418,049
 $ 2,373,466)

----------------------------------------------------------------------------------------------------------
    Convertible Bond 0.1%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006  (Cost $53,588)            55,000         54,450

                                                                               Shares       Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Preferred Stock 0.1%
----------------------------------------------------------------------------------------------------------
Paxson Communications Corp. 14.25% (PIK) (b) (Cost $166,400)                      19         129,247

                                                                            Principal
                                                                            Amount ($)(a)    Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Loan Participation 0.1%
----------------------------------------------------------------------------------------------------------

Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus            94,500         94,028
    .8125, 4.809% **, 3/4/2010  (Cost $91,074)
                                                                             Shares          Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Warrants 0.0%
----------------------------------------------------------------------------------------------------------

Dayton Superior Corp. 144A*                                                       10               0
TravelCenters of America. Inc.*                                                   25               3
----------------------------------------------------------------------------------------------------------
Total Warrants (Cost $101)                                                                         3

                                                                                Units         Value ($)

    Other Investments 0.1%
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029  (Cost $125,592)              160,000              123,200
                                                                          Shares               Value ($)
                                                                          -----------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 0.0%
----------------------------------------------------------------------------------------------------------

GEO Specialty Chemicals, Inc.*  (Cost $19,822)                            2,058                16,464

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 16.8%
----------------------------------------------------------------------------------------------------------

Scudder Daily Assets Institutional, 3.84%  (d) (e)                        15,860,303           15,860,303
  (Cost $15,860,303)

    Cash Equivalents 6.6%
Scudder Cash Management QP Trust, 3.74%  (f)                              6,236,046            6,236,046
  (Cost $6,236,046)
                                                                                % of
                                                                            Net Assets        Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 106,722,918)                                115.1         108,647,305
Other Assets and Liabilities, Net                                              (15.1)        (14,271,912)
----------------------------------------------------------------------------------------------------------

Net Assets                                                                     100.0          94,375,393

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes th defaulted on the payment of principal or the interest or has filed for bankruptcy. T e represents bonds that are in default:


                                    Maturity                         Principal   Acquisition
 Security                  Coupon     Date                           Amount ($)   Cost ($)          Value ($)
---------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV    10.0%    7/15/2004              USD          20,000     13,175            17,000
---------------------------------------------------------------------------------------------------------------
Intermet Corp.             9.75%    6/15/2009              USD          15,000      6,150             5,025
---------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.   12.0%    10/15/2010              USD         160,885     15,138            14,480
---------------------------------------------------------------------------------------------------------------
                                                                                $  34,463        $   36,505
---------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
     Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

(a)  Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $15,516,588 which is 16.4% of net assets.

(c) At September 30, 2005, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.


(d) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e)  Represents collateral held in connection with securities lending.

(f)  Scudder Cash Management QP Trust is managed by Deutsche Investment
     Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

     144A: Security exempt from registration under Rule 144A of the Securities
     Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

At September 30, 2005, open futures contracts purchased were as follows:

                                                  Aggregated
                   Expiration                        Face                                    Unrealized
    Futures           Date        Contracts        Value ($)           Value ($)           Depreciation ($)
----------------------------------------------------------------------------------------------------------

10 Year Canada
Bond               12/19/2005            38         3,819,234             3,760,774              (58,460)
----------------------------------------------------------------------------------------------------------
10 Year Republic
of Germany          12/8/2005             49         7,219,490             7,215,868               (3,622)
----------------------------------------------------------------------------------------------------------
10 Year Japanese
Government
Bond               12/9/2005             13        15,977,267            15,763,302             (213,965)
----------------------------------------------------------------------------------------------------------

Total net unrealized depreciation                                                               (276,047)
----------------------------------------------------------------------------------------------------------

At September 30, 2005, open futures contracts sold were as follows:

                                                   Aggregated
                   Expiration                         Face                               Unrealized
    Futures           Date          Contracts      Value ($)            Value ($)      Appreciation ($)
----------------------------------------------------------------------------------------------------------
10 Year US
Treasury Note      12/20/2005            79         8,858,830             8,683,828        175,002
----------------------------------------------------------------------------------------------------------
United Kingdom
Treasury Bond      12/28/2005            47         9,427,944             9,345,154         82,790
----------------------------------------------------------------------------------------------------------

Total unrealized appreciation                                                              257,792
----------------------------------------------------------------------------------------------------------

At September 30, 2005, open credit rate default swap contracts sold were as follows:
                                                  Cash Flows
  Effective/        Notional                     Received by       Underlying Debt           Unrealized
Expiration Date    Amount ($)                      the Fund           Obligation          Depreciation ($)
----------------------------------------------------------------------------------------------------------
5/19/2005                                                        Dow Jones CDX High
6/20/2010         4,356,000 +                     Fixed - 3.60%           Yield 100            (141,570)
----------------------------------------------------------------------------------------------------------

+ Counterparty:  JPMorgan Chase Bank


As of September 30, 2005, the Fund had open forward foreign currency exchange contracts:
                                                                                          Unrealized
                                                                                         Appreciation
      Contracts to Deliver                  In Exchange For                Date             (US $)
----------------------------------------------------------------------------------------------------------
  USD                  5,787,228   CAD                      6,995,891   10/21/2005         234,296
----------------------------------------------------------------------------------------------------------
  GBP                  1,900,000   USD                      3,484,467   10/21/2005         134,579
----------------------------------------------------------------------------------------------------------
  USD                  7,071,568   AUD                      9,450,052   10/21/2005         127,367
----------------------------------------------------------------------------------------------------------
  EUR                  1,450,000   USD                      1,819,214   10/21/2005          74,726
----------------------------------------------------------------------------------------------------------
  EUR                  2,900,000   USD                      3,542,611   10/21/2005          53,636
----------------------------------------------------------------------------------------------------------
  EUR                    402,792   USD                        510,174   11/18/2005          24,888
----------------------------------------------------------------------------------------------------------
  CHF                  1,300,000   USD                      1,021,868   10/21/2005          15,775
----------------------------------------------------------------------------------------------------------
  USD                    359,807   PLN                      1,225,000   10/27/2005          15,530
----------------------------------------------------------------------------------------------------------
  JPY                 93,500,000   USD                        839,333   10/21/2005          13,786
----------------------------------------------------------------------------------------------------------
  USD                    200,000   ZAR                      1,363,300   10/28/2005          13,743
----------------------------------------------------------------------------------------------------------
  SEK                 13,000,000   USD                      1,691,816   10/24/2005          12,705
----------------------------------------------------------------------------------------------------------
  USD                    300,904   TRY                        416,000   10/27/2005           5,063
----------------------------------------------------------------------------------------------------------
  USD                    189,193   TRY                        264,000   10/27/2005           4,979
----------------------------------------------------------------------------------------------------------
  USD                    180,000   THB                      7,534,800   10/28/2005           3,366
----------------------------------------------------------------------------------------------------------
  SGD                    315,913   USD                        190,000   10/28/2005           3,120
----------------------------------------------------------------------------------------------------------
  USD                    234,454   MXN                      2,560,000   10/27/2005           2,469
----------------------------------------------------------------------------------------------------------
  CHF                  1,000,000   USD                        775,795   10/21/2005           1,878
----------------------------------------------------------------------------------------------------------
  USD                    177,453   RUB                      5,100,000   10/27/2005           1,753
----------------------------------------------------------------------------------------------------------
  EUR                    305,000   USD                        368,623   10/27/2005           1,570
----------------------------------------------------------------------------------------------------------
  EUR                     50,000   USD                         61,560   10/27/2005           1,387
----------------------------------------------------------------------------------------------------------
  USD                     59,987   TRY                         83,430   10/28/2005           1,354
----------------------------------------------------------------------------------------------------------
  USD                    180,164   MXN                      1,960,000   10/27/2005           1,230
----------------------------------------------------------------------------------------------------------
  THB                  7,534,800   USD                        184,338   10/28/2005             972
----------------------------------------------------------------------------------------------------------
  EUR                     51,188   USD                         62,124   11/16/2005             460
----------------------------------------------------------------------------------------------------------
  EUR                     49,803   USD                         60,432   11/18/2005             429
----------------------------------------------------------------------------------------------------------
  EUR                    220,302   USD                        265,348   10/21/2005             304
----------------------------------------------------------------------------------------------------------
  USD                    175,601   MXN                      1,900,000   10/27/2005             241
----------------------------------------------------------------------------------------------------------
  USD                     30,304   MXN                        330,679   11/10/2005             237
----------------------------------------------------------------------------------------------------------
  EUR                     46,706   USD                         56,657   1/12/2006              214
----------------------------------------------------------------------------------------------------------
  USD                     17,910   MXN                        196,076   11/10/2005             200
----------------------------------------------------------------------------------------------------------
  TRY                    210,000   USD                        154,605   10/27/2005             150
----------------------------------------------------------------------------------------------------------
  TRY                    220,000   USD                        161,943   10/27/2005             134
----------------------------------------------------------------------------------------------------------
  EUR                      6,037   USD                          7,391   11/18/2005             118
----------------------------------------------------------------------------------------------------------
  USD                    202,384   THB                      8,320,000   10/27/2005              99
----------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                              752,758
----------------------------------------------------------------------------------------------------------

                                                                                       Unrealized
                                                                                      Depreciation
     Contracts to Deliver                 In Exchange For              Date              (US $)
---------------------------------------------------------------------------------------------------------
USD                       6,133  EUR                         4,985   11/18/2005                    (127)
---------------------------------------------------------------------------------------------------------
USD                     201,139  PHP                    11,300,000  10/27/2005                     (181)
---------------------------------------------------------------------------------------------------------
USD                      58,167  EUR                        47,396  11/18/2005                   (1,064)
---------------------------------------------------------------------------------------------------------
USD                     108,344  EUR                        88,960  11/18/2005                   (1,165)
---------------------------------------------------------------------------------------------------------
TRY                      83,430  USD                        60,000  10/28/2005                   (1,341)
---------------------------------------------------------------------------------------------------------
MXN                   4,010,000  USD                       369,636  10/27/2005                   (1,482)
---------------------------------------------------------------------------------------------------------
MXN                   2,190,000  USD                       201,159  10/27/2005                   (1,521)
---------------------------------------------------------------------------------------------------------
USD                   1,486,719  GBP                       842,267  10/21/2005                   (1,719)
---------------------------------------------------------------------------------------------------------
TRY                     250,000  USD                       181,779  10/27/2005                   (2,096)
---------------------------------------------------------------------------------------------------------
PHP                  11,300,000  USD                       198,699  10/27/2005                   (2,259)
---------------------------------------------------------------------------------------------------------
USD                     212,996  EUR                       175,000  10/27/2005                   (2,392)
---------------------------------------------------------------------------------------------------------
USD                     178,687  PLN                       573,000  10/27/2005                   (3,122)
---------------------------------------------------------------------------------------------------------
MXN                   1,576,549  USD                       139,831  11/10/2005                   (5,780)
---------------------------------------------------------------------------------------------------------
USD                   4,806,774  AUD                     6,300,000  10/21/2005                   (7,510)
---------------------------------------------------------------------------------------------------------
ZAR                   1,363,300  USD                       204,439  10/28/2005                   (9,304)
---------------------------------------------------------------------------------------------------------
USD                     390,000  SGD                       643,461  10/28/2005                   (9,358)
---------------------------------------------------------------------------------------------------------
PLN                   1,150,000  USD                       337,595  10/28/2005                  (14,756)
---------------------------------------------------------------------------------------------------------
USD                   2,501,900  JPY                   281,285,900  10/21/2005                  (17,850)
---------------------------------------------------------------------------------------------------------
SEK                  16,270,238  USD                     2,079,131  10/21/2005                  (21,967)
---------------------------------------------------------------------------------------------------------
GBP                     842,267  USD                     1,451,613  10/21/2005                  (33,387)
---------------------------------------------------------------------------------------------------------
AUD                  11,850,052  USD                     8,976,118  10/21/2005                  (51,108)
---------------------------------------------------------------------------------------------------------
USD                   1,433,926  SEK                    10,600,000  10/21/2005                  (65,069)
---------------------------------------------------------------------------------------------------------
USD                   5,046,851  JPY                   551,000,000  10/21/2005                 (181,861)
---------------------------------------------------------------------------------------------------------
CAD                   6,995,891  USD                     5,730,673  10/21/2005                 (290,851)
---------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                  (727,270)
---------------------------------------------------------------------------------------------------------

Currency Abbreviations
--------------------------------------------------------------------------------
ARS      Argentine Peso                PHP    Philippine Peso
--------------------------------------------------------------------------------
AUD      Australian Dollar             PLN    Polish Zloty
--------------------------------------------------------------------------------
CAD      Canadian Dollar               RUB    Russian Ruble
--------------------------------------------------------------------------------
CHF      Swiss Franc                   SEK    Swedish Krona
--------------------------------------------------------------------------------
EUR      Euro                          SGD    Singapore Dollar
--------------------------------------------------------------------------------
GBP      British Pound                 THB    Thailand Baht
--------------------------------------------------------------------------------
JPY      Japanese Yen                  TRY    Turkish Lira
--------------------------------------------------------------------------------
KRW      South Korean Won              TWD    Taiwan Dollar
--------------------------------------------------------------------------------
MXN      Mexican Peso                  UYU    Uruguayan Peso
--------------------------------------------------------------------------------
MYR      Malaysian Ringgit             ZAR    South African Rand
--------------------------------------------------------------------------------
NZD      New Zealand Dollar
--------------------------------------------------------------------------------

Investment Portfolio                                          as of September 30, 2005  (Unaudited)
---------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Technology Growth Portfolio


                                                                             Shares      Value ($)
                                                                   ---------------------------------

---------------------------------------------------------------------------------------------------
    Common Stocks 97.9%
---------------------------------------------------------------------------------------------------

Consumer Discretionary 3.0%

Internet & Catalog Retail
eBay, Inc.*                                                                   152,500     6,283,000

Information Technology 94.7%

Communications Equipment 19.9%
Avocent Corp.* (a)                                                             97,300     3,078,572
Cisco Systems, Inc.*                                                          569,200    10,205,756
Corning, Inc.*                                                                303,100     5,858,923
Juniper Networks, Inc.* (a)                                                    66,300     1,577,277
LG Electronics, Inc.*                                                          33,000     2,210,541
Motorola, Inc.                                                                340,284     7,516,874
Nokia Oyj (ADR)                                                               281,000     4,751,710
QUALCOMM, Inc.                                                                 72,116     3,227,191
Scientific-Atlanta, Inc.                                                       98,200     3,683,482
                                                                                        -----------
                                                                                         42,110,326

Computers & Peripherals 14.9%
Dell, Inc.*                                                                    97,475     3,333,645
EMC Corp.*                                                                    733,600     9,492,784
Hewlett-Packard Co.                                                           180,000     5,256,000
International Business Machines Corp.                                          52,300     4,195,506
Network Appliance, Inc.*                                                      110,400     2,620,896
QLogic Corp.*                                                                  95,800     3,276,360
Sun Microsystems, Inc.*                                                       881,500     3,455,480
                                                                                        -----------
                                                                                         31,630,671

Electronic Equipment & Instruments 1.5%
Atheros Communications* (a)                                                   107,700     1,051,152
AU Optronics Corp. (ADR) (a)                                                  107,910     1,398,513
Solectron Corp.*                                                              157,900       617,389
Symbol Technologies, Inc.                                                       3,532        34,190
                                                                                        -----------
                                                                                          3,101,244

Internet Software & Services 8.4%
Google, Inc. "A"*                                                              22,300     7,057,058
VeriSign, Inc.*                                                               140,200     2,996,074
Yahoo!, Inc.*                                                                 229,200     7,756,128
                                                                                        -----------
                                                                                         17,809,260

IT Consulting & Services 6.5%
Affiliated Computer Services, Inc. "A"* (a)                                   110,300     6,022,380
Automatic Data Processing, Inc.                                               106,300     4,575,152
Cognizant Technology Solutions Corp. "A"*                                      66,500     3,098,235
                                                                                        -----------
                                                                                         13,695,767

Semiconductors & Semiconductor Equipment 26.0%
Advanced Micro Devices, Inc.* (a)                                             234,600     5,911,920
Applied Materials, Inc.                                                       299,400     5,077,824
Broadcom Corp. "A"*                                                            73,158     3,431,842
Intel Corp.                                                                   456,989    11,264,779
Intersil Corp. "A" (a)                                                        124,400     2,709,432
Maxim Integrated Products, Inc.                                               154,234     6,578,080
Micron Technology, Inc.* (a)                                                  238,200     3,168,060
National Semiconductor Corp. (a)                                               98,900     2,601,070
NVIDIA Corp.*                                                                  98,500     3,376,580
Texas Instruments, Inc.                                                       201,700     6,837,630
Xilinx, Inc.                                                                  146,000     4,066,100
                                                                                        -----------
                                                                                         55,023,317

Software 17.5%
Business Objects SA (ADR)* (a)                                                113,100     3,931,356
Computer Associates International, Inc.                                        74,900     2,082,969
Infosys Technologies Ltd. (ADR) (a)                                            31,400     2,332,392
Microsoft Corp.                                                               532,946    13,712,701
Oracle Corp.*                                                                 332,200     4,115,958
Salesforce.com, Inc.* (a)                                                      54,800     1,266,976
Symantec Corp.*                                                               213,977     4,848,719
Take-Two Interactive Software, Inc.* (a)                                      113,600     2,509,424
TIBCO Software, Inc.* (a)                                                     286,100     2,391,796
                                                                                        -----------
                                                                                         37,192,291

Materials 0.2%

Metals & Mining
SODIFF Advanced Materials Co., Ltd.*                                           28,944       522,850
---------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $178,992,626)                                                 207,368,726

---------------------------------------------------------------------------------------------------
    Call Options Purchased 0.1%
---------------------------------------------------------------------------------------------------
Apple Computer, Inc. Expiring 1/21/2006, Strike Price $50.0                       224       156,800
Cisco Systems, Inc. Expiring 10/22/2005, Strike Price $17.5                       395        21,725
International Business Machines Corp. Expiring 10/22/2005, Strike Price           134         4,020
  $85.0
 ---------------------------------------------------------------------------------------------------
Total Callable Options Purchased (Cost $149,774)                                            182,545

---------------------------------------------------------------------------------------------------
    Securities Lending Collateral 10.5%
---------------------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)                    22,225,719    22,225,719
  (Cost $22,225,719)

---------------------------------------------------------------------------------------------------
    Cash Equivalents 2.3%
---------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                                4,994,846     4,994,846
  (Cost $4,994,846)
                                                                             % of
                                                                          Net Assets      Value ($)
                                                                  ---------------------------------
Total Investment Portfolio (Cost $ 206,362,965)                               110.8     234,771,836
Other Assets and Liabilities, Net                                             (10.8)    (22,938,152)
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0     211,833,684

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $22,019,793 which is 10.4% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt



At September 30, 2005, open written options were as follow:

                                                                Expiration      Strike
Written Options                                     Contracts      Date        Price ($)    Value ($)
-------------------------------------------------------------------------------------------------------
Call Options
NVIDIA Corp.                                           693      10/22/2005       30.0         (304,920)
-------------------------------------------------------------------------------------------------------
Put Options
Apple Computer, Inc                                    122       1/21/2006       45.0          (17,080)
-------------------------------------------------------------------------------------------------------
QLogic Corp.                                           300      10/22/2005       35.0          (46,500)
-------------------------------------------------------------------------------------------------------
Total outstanding written options (Premiums received
($227,388))                                                                                   (368,500)
-------------------------------------------------------------------------------------------------------

Investment Portfolio                           as of September 30, 2005  (Unaudited)
------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Templeton Foreign Value Portfolio

                                                               Shares      Value ($)
                                                            ------------------------

------------------------------------------------------------------------------------
    Common Stocks 95.5%
------------------------------------------------------------------------------------

Australia 1.9%
Alumina Ltd.                                                     20,400       95,054
National Australia Bank Ltd.                                      7,714      194,423
                                                                          ----------
(Cost $262,972)                                                             289,477

Bermuda 0.8%
ACE Ltd.  (Cost $107,173)                                         2,580      121,441

Brazil 1.5%
Companhia Vale do Rio Doce (ADR)                                  2,510       97,664
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)            3,310      127,766
                                                                          ----------
(Cost $159,452)                                                              225,430

Canada 2.9%
Alcan, Inc.                                                       4,910      155,642
BCE, Inc.                                                         5,640      154,524
Domtar, Inc.                                                     21,700      139,440
                                                                          ----------
(Cost $469,013)                                                              449,606

Cayman Islands 0.9%
XL Capital Ltd. "A"  (Cost $140,280)                              1,930      131,298

China 0.9%
China Telecom Corp., Ltd. "H"  (Cost $134,856)                  376,000      141,775

Finland 2.4%
Stora Enso Oyj                                                   11,610      160,207
UPM-Kymmene Oyj                                                  10,810      216,317
                                                                          ----------
(Cost $382,434)                                                              376,524

France 7.3%
Accor SA                                                          2,741      138,425
Axa                                                               5,112      140,326
Compagnie Generale des Etablissements Michelin "B"                1,512       88,825
France Telecom SA                                                 4,880      140,057
Sanofi-Aventis                                                    2,858      236,148
Suez SA                                                           3,139       90,731
Total SA                                                            689      188,056
Valeo SA                                                          2,344       97,416
                                                                          ----------
(Cost $1,054,116)                                                          1,119,984

Germany 7.6%
BASF AG                                                           2,625      197,178
Bayerische Motoren Werke AG                                       3,305      155,151
Celesio AG                                                          776       67,942
Deutsche Post AG                                                  8,339      195,032
E.ON AG                                                           2,025      186,011
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)        1,120      127,877
Siemens AG (Registered)                                           2,140      164,863
Volkswagen AG                                                     1,187       73,042
                                                                          ----------
(Cost $1,094,925)                                                          1,167,096

Hong Kong 2.9%
Cheung Kong Holdings Ltd.                                        11,000      124,218
Hutchison Whampoa Ltd.                                           18,000      186,326
Swire Pacific Ltd. "A"                                           14,000      128,949
                                                                          ----------
(Cost $378,793)                                                              439,493

Israel 1.2%
Check Point Software Technologies Ltd.*  (Cost $175,346)          7,860      191,155

Italy 1.5%
Eni SpA  (Cost $198,232)                                          7,771      230,781

Japan 11.9%
East Japan Railway Co.                                               23      131,290
Fuji Photo Film Co., Ltd.                                         4,000      131,783
Hitachi Ltd.                                                     19,000      120,340
KDDI Corp.                                                           31      174,771
Mabuchi Motor Co., Ltd.                                           2,599      128,210
NEC Corp.                                                        12,000       65,010
Nintendo Co., Ltd.                                                1,200      139,958
Nippon Telegraph & Telephone Corp.                                   32      157,294
Nomura Holdings, Inc.                                            14,000      217,177
Olympus Corp.                                                     4,000       88,619
Sompo Japan Insurance, Inc.                                      11,000      145,639
Sony Corp.                                                        4,400      144,574
Takeda Chemical Industries Ltd.                                   3,000      178,647
                                                                          ----------
(Cost $1,704,325)                                                          1,823,312

Korea 4.6%
Kookmin Bank (ADR)                                                2,540      150,495
Korea Electric Power Corp. (ADR)                                  3,280       58,089
POSCO (ADR)                                                       1,220       69,003
Samsung Electronics Co., Ltd. (GDR), 144A                         1,157      329,166
SK Telecom Co., Ltd. (ADR)                                        4,450       97,188
                                                                          ----------
(Cost $561,229)                                                              703,941

Mexico 0.9%
Telefonos de Mexico SA de CV "L" (ADR)  (Cost $120,010)           6,510      138,468

Netherlands 6.3%
Akzo Nobel NV                                                     3,787      165,079
ING Groep NV                                                      7,573      225,538
Koninklijke (Royal) Philips Electronics NV                        7,456      198,128
Reed Elsevier NV                                                  8,525      117,621
Unilever NV                                                       2,217      157,605
Wolters Kluwer NV                                                 5,753      107,033
                                                                          ----------
(Cost $934,330)                                                              971,004

Norway 2.0%
Norske Skogindustrier ASA                                        10,330      152,548
Telenor ASA                                                      16,850      150,457
                                                                          ----------
(Cost $301,094)                                                              303,005

Portugal 1.2%
Portugal Telecom SGPS SA (Registered)  (Cost $209,560)           20,182      184,343

Singapore 1.0%
DBS Group Holdings Ltd.  (Cost $148,151)                         16,000      149,405

Spain 5.0%
Banco Santander Central Hispano SA                               18,455      242,429
Iberdrola SA                                                      4,265      119,177
Repsolf YPF SA                                                    7,915      256,460
Telefonica SA (ADR)                                               3,162      155,950
                                                                          ----------
(Cost $679,017)                                                              774,016

Sweden 4.0%
Atlas Copco AB "A"                                                8,100      156,690
Nordea Bank AB                                                   18,229      182,193
Securitas AB "B"                                                  9,330      144,387
Volvo AB "B"                                                      2,960      128,834
                                                                          ----------
(Cost $568,047)                                                              612,104

Switzerland 4.0%
Lonza Group AG (Registered)                                       2,591      152,912
Nestle SA (Registered)                                              574      168,047
Swiss Re (Registered)                                             2,174      142,745
UBS AG (Registered)                                               1,843      156,603
                                                                          ----------
(Cost $586,647)                                                              620,307

Taiwan 1.5%
Chunghwa Telecom Co., Ltd. (ADR)                                  5,580      103,286
Compal Electronics, Inc. (GDR), 144A                             25,260      126,302
                                                                          ----------
(Cost $234,105)                                                              229,588

United Kingdom 21.3%
Alliance Unichem PLC                                              7,067      108,007
BAE Systems PLC                                                  25,751      156,016
Boots Group PLC                                                  15,938      171,058
BP PLC                                                           13,819      164,159
British Airways PLC*                                             27,850      143,804
British Sky Broadcasting Group PLC                               24,243      239,669
Cadbury Schweppes PLC                                            16,680      168,283
Compass Group PLC                                                54,638      198,764
GKN PLC                                                          16,486       85,707
GlaxoSmithKline PLC                                               8,362      212,679
HSBC Holdings PLC (Hong Kong Registered)                         10,800      175,838
National Grid PLC*                                                7,299       68,429
Pearson PLC                                                      10,919      126,916
Rentokil Initial PLC*                                            44,602      130,000
Rolls-Royce Group PLC*                                           24,789      163,304
Royal Bank of Scotland Group PLC                                  7,975      226,327
Royal Dutch Shell PLC "B"                                         5,545      191,498
Shire Pharmaceuticals Group PLC                                  11,614      141,242
Smiths Group PLC                                                  7,409      125,322
Vodafone Group PLC                                               67,862      176,550
Yell Group PLC                                                   12,177      102,718
                                                                          ----------
(Cost $3,150,482)                                                          3,276,290
------------------------------------------------------------------------------------
Total Common Stocks (Cost $13,754,589)                                    14,669,843

------------------------------------------------------------------------------------
    Rights 0.1%
------------------------------------------------------------------------------------

Norway
Norske Skogindustrier ASA*  (Cost $13,467)                        7,180       12,603

------------------------------------------------------------------------------------
    Cash Equivalents 4.8%
------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                    736,719      736,719
  (Cost $736,719)
                                                               % of
                                                         Net Assets      Value ($)
                                                   --------------------------------
Total Investment Portfolio (Cost $ 14,504,775)                100.4      15,419,165
Other Assets and Liabilities, Net                              (0.4)        (59,410)
------------------------------------------------------------------------------------
Net Assets                                                    100.0      15,359,755

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR:  American Depositary Receipt

GDR: Global Depositary Receipt

At September 30, 2005, the Scudder Variable Series II Scudder Templeton Foreign Value Portfolio had the following sector diversification:

                                                                  As a % of
Sector                                    Value ($)             Common Stocks
--------------------------------------------------------------------------------
Financials                                2,982,921                      20.3%
Consumer Discretionary                    2,145,730                      14.6%
Industrials                               1,923,246                      13.1%
Telecommunication Services                1,774,663                      12.1%
Materials                                 1,601,044                      10.9%
Health Care                               1,033,284                       7.1%
Energy                                    1,030,954                       7.0%
Information Technology                      833,881                       5.7%
Consumer Staples                            664,993                       4.5%
Utilities                                   522,437                       3.6%
Industrial                                  156,690                       1.1%

Total Common Stocks                      14,669,843                    100.00%

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II Scudder Total Return Portfolio
                                                                                   Shares      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 58.5%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 5.4%

Auto Components 0.2%
Accuride Corp.*                                                                     6,900        95,289
American Axle & Manufacturing Holdings, Inc.                                       17,000       392,360
Commercial Vehicle Group, Inc.*                                                     2,800        58,632
CSK Auto Corp.*                                                                    21,900       325,872
Modine Manufacturing Co.                                                           13,700       502,516
Noble International Ltd.                                                            1,400        33,824
                                                                                            -----------
                                                                                              1,408,493

Automobiles 0.4%
Harley-Davidson, Inc.                                                              46,400     2,247,616
Winnebago Industries, Inc.                                                         11,200       324,464
                                                                                            -----------
                                                                                              2,572,080

Diversified Consumer Services 0.1%
Alderwoods Group, Inc.*                                                            22,500       368,550

Hotels Restaurants & Leisure 0.6%
Alliance Gaming Corp.*                                                             10,900       118,265
Ameristar Casinos, Inc.                                                             2,600        54,184
CEC Entertainment, Inc.*                                                            8,700       276,312
Isle of Capri Casinos, Inc.*                                                        5,200       111,176
MTR Gaming Group, Inc.*                                                            38,400       307,584
Multimedia Games, Inc.*                                                            27,900       270,909
Starbucks Corp.*                                                                   17,300       866,730
YUM! Brands, Inc.                                                                  42,800     2,071,948
                                                                                            -----------
                                                                                              4,077,108

Household Durables 0.2%
American Woodmark Corp.                                                             5,600       188,160
Fortune Brands, Inc.                                                               17,100     1,390,743
                                                                                            -----------
                                                                                              1,578,903

Internet & Catalog Retail 0.3%
Coldwater Creek, Inc.*                                                              8,300       209,326
eBay, Inc.*                                                                        42,100     1,734,520
                                                                                            -----------
                                                                                              1,943,846

Leisure Equipment & Products 0.0%
Escalade, Inc.                                                                      1,300        17,225
JAKKS Pacific, Inc.*                                                               18,300       297,009
                                                                                            -----------
                                                                                                314,234

Media 1.1%
Arbitron, Inc.                                                                     12,600       501,984
Comcast Corp. Special "A"*                                                         48,800     1,404,464
Insight Communications Co., Inc. "A"*                                              28,200       327,966
McGraw-Hill Companies, Inc.                                                        52,500     2,522,100
Omnicom Group, Inc.                                                                28,900     2,416,907
Reader's Digest Association, Inc.                                                  32,600       520,622
Scholastic Corp.*                                                                   7,900       291,984
                                                                                            -----------
                                                                                              7,986,027

Multiline Retail 0.8%
Kohl's Corp.*                                                                      32,900     1,650,922
Target Corp.                                                                       73,300     3,806,469
                                                                                            -----------
                                                                                              5,457,391

Specialty Retail 1.6%
Aeropostale, Inc.*                                                                 11,300       240,125
Bed Bath & Beyond, Inc.*                                                           21,800       875,924
Cato Corp. "A"                                                                      3,550        70,752
GameStop Corp. "B"*                                                                 9,000       255,510
Home Depot, Inc.                                                                   12,300       469,122
Jo-Ann Stores, Inc.*                                                                1,400        24,220
Jos. A. Bank Clothiers, Inc.*                                                       7,400       319,828
Lowe's Companies, Inc.                                                             48,500     3,123,400
Movie Gallery, Inc.                                                                22,900       237,931
Payless ShoeSource, Inc.*                                                          23,200       403,680
Select Comfort Corp.*                                                               3,200        63,936
Shoe Carnival, Inc.*                                                                4,400        70,004
Staples, Inc.                                                                      79,600     1,697,072
The Buckle, Inc.                                                                    9,700       329,509
TJX Companies, Inc.                                                               144,100     2,951,168
Yankee Candle Co., Inc.                                                            17,100       418,950
                                                                                            -----------
                                                                                             11,551,131

Textiles, Apparel & Luxury Goods 0.1%
Guess?, Inc.*                                                                      10,600       227,158
Hartmarx Corp.*                                                                    16,800       110,040
K-Swiss, Inc. "A"                                                                  11,000       325,270
Stride Rite Corp.                                                                   2,100        26,922
UniFirst Corp.                                                                      1,100        38,577
                                                                                            -----------
                                                                                                727,967

Consumer Staples 4.6%

Beverages 0.6%
PepsiCo, Inc.                                                                      77,680     4,405,233

Food & Staples Retailing 0.8%
Longs Drug Stores Corp.                                                             9,400       403,166
Nash Finch Co.                                                                      4,900       206,731
Pantry, Inc.*                                                                       8,100       302,697
Wal-Mart Stores, Inc.                                                              43,600     1,910,552
Walgreen Co.                                                                       61,100     2,654,795
                                                                                            -----------
                                                                                              5,477,941

Food Products 1.5%
Dean Foods Co.*                                                                    18,100       703,366
Flowers Foods, Inc.                                                                 8,000       218,240
General Mills, Inc.                                                                66,500     3,205,300
Kellogg Co.                                                                        31,100     1,434,643
Lance, Inc.                                                                        11,100       193,806
Seaboard Corp.                                                                        100       137,300
The Hershey Co.                                                                    23,300     1,312,023
TreeHouse Foods, Inc.*                                                              3,600        96,768
Unilever NV (NY Shares)                                                            48,200     3,443,890
                                                                                            -----------
                                                                                             10,745,336

Household Products 1.6%
Colgate-Palmolive Co.                                                              67,900     3,584,441
Kimberly-Clark Corp.                                                               54,900     3,268,197
Procter & Gamble Co.                                                               70,800     4,209,768
                                                                                            -----------
                                                                                             11,062,406

Personal Products 0.1%
Chattem, Inc.*                                                                      8,100       287,550
Mannatech, Inc.                                                                    15,400       182,490
                                                                                            -----------
                                                                                                470,040

Energy 9.3%

Energy Equipment & Services 2.2%
Baker Hughes, Inc.                                                                 79,500     4,744,560
Cal Dive International, Inc.*                                                       8,600       545,326
Halliburton Co.                                                                    65,200     4,467,504
Noble Corp.                                                                        13,100       896,826
Parker Drilling Co.*                                                               24,800       229,896
Schlumberger Ltd.                                                                  26,200     2,210,756
SEACOR Holdings, Inc.*                                                              7,400       537,092
Transocean, Inc.*                                                                  34,400     2,109,064
                                                                                            -----------
                                                                                             15,741,024

Oil, Gas & Consumable Fuels 7.1%
Anadarko Petroleum Corp.                                                           20,100     1,924,575
Apache Corp.                                                                       15,300     1,150,866
BP PLC (ADR)                                                                       59,600     4,222,660
Cabot Oil & Gas Corp.                                                              10,000       505,100
Callon Petroleum Co.*                                                              14,800       309,764
Chevron Corp.                                                                      90,300     5,845,119
ConocoPhillips                                                                     62,200     4,348,402
Devon Energy Corp.                                                                 59,900     4,111,536
Energy Partners Ltd.*                                                              14,800       462,056
EOG Resources, Inc.                                                                68,000     5,093,200
ExxonMobil Corp.                                                                  147,500     9,372,150
Harvest Natural Resources, Inc.*                                                   22,000       236,060
KCS Energy, Inc.*                                                                  15,900       437,727
Marathon Oil Corp.                                                                 39,700     2,736,521
Remington Oil & Gas Corp.*                                                          3,300       136,950
Royal Dutch Shell PLC "A",  (ADR)                                                  56,600     3,715,224
Spinnaker Exploration Co.*                                                          2,100       135,849
St. Mary Land & Exploration Co.                                                    13,100       479,460
Swift Energy Co.*                                                                   8,700       398,025
Valero Energy Corp.                                                                24,500     2,769,970
XTO Energy, Inc.                                                                   38,066     1,725,151
                                                                                            -----------
                                                                                             50,116,365

Financials 9.0%

Banks 3.9%
AmSouth Bancorp                                                                    55,800     1,409,508
Anchor Bancorp Wisconsin, Inc.                                                      1,000        29,480
BancFirst Corp.                                                                       600        51,000
Bank of America Corp.                                                             170,300     7,169,630
BB&T Corp.                                                                         36,300     1,417,515
Center Financial Corp.                                                             15,900       373,650
City Holding Co.                                                                    3,700       132,312
Corus Bankshares, Inc.                                                              8,400       460,572
CVB Financial Corp.                                                                10,775       200,415
Fidelity Bancshares, Inc.                                                           5,750       175,663
First BanCorp.-Puerto Rico                                                         15,100       255,492
First Charter Corp.                                                                 3,800        93,024
First Community Bancorp                                                             4,200       200,886
First Niagara Financial Group, Inc.                                                 4,400        63,536
FirstFed Financial Corp.*                                                           8,500       457,385
Fremont General Corp.                                                              19,000       414,770
Frontier Financial Corp.                                                            2,050        59,450
Hancock Holding Co.                                                                 4,400       150,216
Hanmi Financial Corp.                                                               4,500        80,775
Harbor Florida Bancshares, Inc.                                                    13,400       486,018
IBERIABANK Corp.                                                                      600        31,890
Macatawa Bank Corp.                                                                   900        30,789
Oriental Financial Group, Inc.                                                     13,200       161,568
Pacific Capital Bancorp                                                             3,000        99,870
PFF Bancorp., Inc.                                                                  4,450       134,657
PNC Financial Services Group                                                       38,000     2,204,760
Prosperity Bancshares, Inc.                                                         8,500       257,125
Provident Financial Services, Inc.                                                  4,900        86,240
Republic Bancorp., Inc.                                                             4,500        63,630
Republic Bancorp., Inc. "A"                                                         1,260        26,359
Sterling Bancshares, Inc.                                                          21,400       314,794
SunTrust Banks, Inc.                                                               24,000     1,666,800
TierOne Corp.                                                                       4,300       113,133
Umpqua Holdings Corp.                                                               1,400        34,048
US Bancorp                                                                         57,300     1,608,984
Wachovia Corp.                                                                     70,100     3,336,059
Wells Fargo & Co.                                                                  61,000     3,572,770
WSFS Financial Corp.                                                                3,800       223,782
                                                                                            -----------
                                                                                             27,648,555

Capital Markets 1.1%
Bear Stearns Companies, Inc.                                                       16,400     1,799,900
Lehman Brothers Holdings, Inc.                                                     18,100     2,108,288
Merrill Lynch & Co., Inc.                                                          32,000     1,963,200
The Goldman Sachs Group, Inc.                                                      16,700     2,030,386
                                                                                            -----------
                                                                                              7,901,774

Consumer Finance 0.3%
American Express Co.                                                               32,700     1,878,288
CompuCredit Corp.*                                                                  6,400       284,288
Euronet Worldwide, Inc.*                                                            1,900        56,221
                                                                                            -----------
                                                                                              2,218,797

Diversified Financial Services 1.8%
Accredited Home Lenders Holding Co.*                                                7,400       260,184
Apollo Investment Corp.                                                            25,160       498,168
Citigroup, Inc.                                                                   119,032     5,418,336
Freddie Mac                                                                        31,200     1,761,552
JPMorgan Chase & Co.                                                              132,200     4,485,546
Santander BanCorp                                                                   3,700        91,131
TNS, Inc.*                                                                          2,900        70,325
                                                                                            -----------
                                                                                             12,585,242

Insurance 1.3%
AFLAC, Inc.                                                                        52,300     2,369,190
American International Group, Inc.                                                 50,400     3,122,784
Bristol West Holdings, Inc.                                                        13,800       251,850
Lincoln National Corp.                                                             48,800     2,538,576
Navigators Group, Inc.*                                                             4,300       160,476
Odyssey Re Holdings Corp.                                                           1,200        30,648
ProAssurance Corp.*                                                                 1,600        74,672
Selective Insurance Group, Inc.                                                       800        39,120
Zenith National Insurance Corp.                                                     6,400       401,216
                                                                                            -----------
                                                                                              8,988,532

Real Estate 0.6%
Amli Residential Properties Trust (REIT)                                            5,800       186,006
Colonial Properties Trust (REIT)                                                    4,700       209,056
Commercial Net Lease Realty (REIT)                                                  9,100       182,000
Corporate Office Properties Trust (REIT)                                            4,900       171,255
Cousins Properties, Inc. (REIT)                                                     5,700       172,254
EastGroup Properties, Inc. (REIT)                                                   1,500        65,625
FelCor Lodging Trust, Inc. (REIT)*                                                 12,000       181,800
First Industrial Realty Trust, Inc. (REIT)                                          3,100       124,155
Gables Residential Trust (REIT)                                                     1,500        65,475
Glenborough Realty Trust, Inc. (REIT)                                               4,000        76,800
Glimcher Realty Trust (REIT)                                                        3,800        92,986
Heritage Property Investment Trust (REIT)                                           4,900       171,500
Highwoods Properties, Inc. (REIT)                                                   7,500       221,325
Home Properties, Inc. (REIT)                                                        4,500       176,625
Jones Lang LaSalle, Inc.                                                            1,100        50,666
Kilroy Realty Corp. (REIT)                                                          2,800       156,884
Lexington Corporate Properties Trust (REIT)                                        10,100       237,855
LTC Properties, Inc. (REIT)                                                         1,300        27,560
Maguire Properties, Inc. (REIT)                                                       200         6,010
Nationwide Health Properties, Inc. (REIT)                                          10,300       239,990
Newcastle Investment Corp. (REIT)                                                   6,300       175,770
OMEGA Healthcare Investors, Inc. (REIT)                                             2,500        34,800
Parkway Properties, Inc. (REIT)                                                     3,600       168,912
Pennsylvania Real Estate Investment Trust (REIT)                                    2,900       122,322
Prentiss Properties Trust (REIT)                                                    4,800       194,880
Senior Housing Properties Trust (REIT)                                             11,700       222,300
Sun Communities, Inc. (REIT)                                                        1,600        52,416
Taubman Centers, Inc. (REIT)                                                        4,100       129,970
Town & Country Trust (REIT)                                                         1,200        34,824
Urstadt Biddle Properties "A" (REIT)                                                1,200        18,192
Washington Real Estate Investment Trust (REIT)                                      7,500       233,325
                                                                                            -----------
                                                                                              4,203,538

Health Care 8.8%

Biotechnology 1.7%
Albany Molecular Research, Inc.*                                                   19,900       242,382
Alkermes, Inc.*                                                                     9,100       152,880
Amgen, Inc.*                                                                       30,500     2,429,935
Bioenvision, Inc.*                                                                 20,300       163,009
Genentech, Inc.*                                                                   56,700     4,774,707
Geron Corp.*                                                                       19,800       203,346
Gilead Sciences, Inc.*                                                             67,200     3,276,672
Medarex, Inc.*                                                                     27,500       261,800
Regeneron Pharmaceuticals, Inc.*                                                   21,500       204,035
Serologicals Corp.*                                                                 2,700        60,912
                                                                                            -----------
                                                                                             11,769,678

Health Care Equipment & Supplies 2.0%
Alliance Imaging, Inc.*                                                            24,000       205,200
American Medical Systems Holdings, Inc.*                                           16,500       332,475
Baxter International, Inc.                                                        145,200     5,789,124
Boston Scientific Corp.*                                                           47,100     1,100,727
C.R. Bard, Inc.                                                                    18,800     1,241,364
Computer Programs & Systems, Inc.                                                   9,200       317,768
Integra LifeSciences Holdings*                                                      5,200       198,952
Medtronic, Inc.                                                                    47,400     2,541,588
Zimmer Holdings, Inc.*                                                             38,900     2,679,821
                                                                                            -----------
                                                                                             14,407,019

Health Care Providers & Services 1.3%
American Healthways, Inc.*                                                          6,800       288,320
Beverly Enterprises, Inc.*                                                         24,000       294,000
Centene Corp.*                                                                     13,000       325,390
Chemed Corp.                                                                       10,600       459,404
CorVel Corp.*                                                                       3,900        93,444
Genesis HealthCare Corp.*                                                           4,900       197,568
HealthTronics, Inc.*                                                                2,900        28,884
Kindred Healthcare, Inc.*                                                           9,500       283,100
LCA-Vision, Inc.                                                                    3,900       144,768
MedCath Corp.*                                                                     11,300       268,375
Odyssey HealthCare, Inc.*                                                          14,200       240,974
Per-Se Technologies, Inc.*                                                         16,600       342,956
United Surgical Partners International, Inc.*                                       5,300       207,283
UnitedHealth Group, Inc.                                                          100,900     5,670,580
WellCare Health Plans, Inc.*                                                        9,400       348,270
                                                                                            -----------
                                                                                              9,193,316

Pharmaceuticals 3.8%
Abbott Laboratories                                                               133,900     5,677,360
Alpharma, Inc. "A"                                                                 10,000       248,700
Andrx Corp.*                                                                       15,600       240,708
Bentley Pharmaceuticals, Inc.*                                                     12,300       146,985
Bristol-Myers Squibb Co.                                                           74,800     1,799,688
Connetics Corp.*                                                                   16,600       280,706
Durect Corp.*                                                                      22,900       156,865
Eli Lilly & Co.                                                                    22,200     1,188,144
Enzon Pharmaceuticals, Inc.*                                                       20,300       134,589
First Horizon Pharmaceutical Corp.*                                                 8,100       160,947
Johnson & Johnson                                                                 132,382     8,377,133
Nastech Pharmaceutical Co., Inc.*                                                   8,300       117,362
Nektar Therapeutics*                                                               13,800       233,910
Pfizer, Inc.                                                                      152,325     3,803,555
Pharmion Corp.*                                                                       500        10,905
SuperGen, Inc.*                                                                    27,700       174,510
United Therapeutics Corp.*                                                          4,500       314,100
Wyeth                                                                              74,100     3,428,607
                                                                                            -----------
                                                                                             26,494,774

Industrials 6.0%

Aerospace & Defense 1.4%
AAR Corp.*                                                                          5,700        97,926
DRS Technologies, Inc.                                                              9,100       449,176
HEICO Corp.                                                                         5,000       116,000
Hexcel Corp.*                                                                      15,000       274,350
Honeywell International, Inc.                                                      85,900     3,221,250
L-3 Communications Holdings, Inc.                                                  21,800     1,723,726
Teledyne Technologies, Inc.*                                                        2,800        96,516
Triumph Group, Inc.*                                                                2,700       100,359
United Technologies Corp.                                                          72,900     3,779,136
                                                                                            -----------
                                                                                              9,858,439

Air Freight & Logistics 0.6%
FedEx Corp.                                                                        45,600     3,973,128

Airlines 0.1%
Alaska Air Group, Inc.*                                                            12,000       348,720
ExpressJet Holdings, Inc.*                                                         10,800        96,876
                                                                                            -----------
                                                                                                445,596

Building Products 0.1%
Apogee Enterprises, Inc.                                                           18,000       307,800
Eagle Materials, Inc.                                                               4,500       546,165
LSI Industries, Inc.                                                                8,200       155,800
                                                                                            -----------
                                                                                              1,009,765

Commercial Services & Supplies 0.9%
Acco Brands Corp.*                                                                  4,018       113,388
Administaff, Inc.                                                                   5,700       226,518
aQuantive, Inc.*                                                                    7,400       148,962
Avery Dennison Corp.                                                               10,100       529,139
Brady Corp. "A"                                                                     3,700       114,478
Clean Harbors, Inc.*                                                                5,800       196,910
Consolidated Graphics, Inc.*                                                        6,100       262,605
Electro Rent Corp.*                                                                22,000       276,760
John H. Harland Co.                                                                11,400       506,160
Korn/Ferry International*                                                          19,400       317,966
Labor Ready, Inc.*                                                                 14,700       377,055
NuCo2, Inc.*                                                                       12,800       329,600
Pitney Bowes, Inc.                                                                 54,000     2,253,960
TeleTech Holdings, Inc.*                                                           23,100       231,462
Viad Corp.                                                                          6,400       175,040
Waste Connections, Inc.*                                                            4,000       140,320
                                                                                            -----------
                                                                                              6,200,323

Construction & Engineering 0.1%
Perini Corp.*                                                                       7,300       132,860
Washington Group International, Inc.*                                               8,600       463,454
                                                                                            -----------
                                                                                                596,314

Electrical Equipment 0.5%
Emerson Electric Co.                                                               40,400     2,900,720
General Cable Corp.*                                                               12,100       203,280
Genlyte Group, Inc.*                                                                6,000       288,480
                                                                                            -----------
                                                                                              3,392,480

Industrial Conglomerates 1.4%
Blount International, Inc.*                                                        22,600       398,664
ESCO Technologies, Inc.*                                                            1,200        60,084
General Electric Co.                                                              261,200     8,794,604
Textron, Inc.                                                                      10,400       745,888
                                                                                            -----------
                                                                                              9,999,240

Machinery 0.8%
Caterpillar, Inc.                                                                  27,700     1,627,375
Dover Corp.                                                                        33,600     1,370,544
Ingersoll-Rand Co., Ltd. "A"                                                       53,700     2,052,951
JLG Industries, Inc.                                                                9,700       354,923
Mueller Industries, Inc.                                                           14,400       399,888
Sauer-Danfoss, Inc.                                                                 9,300       186,000
                                                                                            -----------
                                                                                              5,991,681

Road & Rail 0.0%
Covenant Transport, Inc., "A"*                                                      6,100        73,810
Knight Transportation, Inc.                                                           900        21,924
P.A.M. Transportation Services, Inc.*                                               1,500        24,240
US Xpress Enterprises, Inc., "A"*                                                  15,700       183,062
                                                                                            -----------
                                                                                                303,036

Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.                                               8,600       308,568
WESCO International, Inc.*                                                         10,000       338,700
                                                                                            -----------
                                                                                                647,268

Information Technology 12.9%

Communications Equipment 1.9%
Avocent Corp.*                                                                      7,400       234,136
Cisco Systems, Inc.*                                                              317,500     5,692,775
Comtech Telecommunications Corp.*                                                   6,900       286,143
Equinix, Inc.*                                                                      1,800        74,970
InterDigital Communications Corp.*                                                  7,700       151,228
Nokia Oyj (ADR)                                                                   217,200     3,672,852
QUALCOMM, Inc.                                                                     76,900     3,441,275
Symmetricom, Inc.*                                                                 26,400       204,336
                                                                                            -----------
                                                                                             13,757,715

Computers & Peripherals 2.3%
Apple Computer, Inc.*                                                              36,600     1,962,126
Dell, Inc.*                                                                        58,400     1,997,280
EMC Corp.*                                                                        222,500     2,879,150
Hewlett-Packard Co.                                                               141,200     4,123,040
International Business Machines Corp.                                              62,600     5,021,772
Palm, Inc.*                                                                         5,700       161,481
                                                                                            -----------
                                                                                             16,144,849

Electronic Equipment & Instruments 0.1%
Agilysys, Inc.                                                                     13,500       227,340
Bell Microproducts, Inc.*                                                          11,500       115,345
International DisplayWorks, Inc.*                                                  40,500       240,570
LeCroy Corp.*                                                                      13,100       194,535
MTS Systems Corp.                                                                   2,200        83,094
Trident Microsystems, Inc.*                                                         5,600       178,136
                                                                                            -----------
                                                                                              1,039,020

Internet Software & Services 0.4%
Digital Insight Corp.*                                                              1,800        46,908
Digital River, Inc.*                                                                6,700       233,495
EarthLink, Inc.*                                                                   23,600       252,520
Google, Inc. "A"*                                                                   1,250       395,575
InfoSpace, Inc.*                                                                    2,300        54,901
j2 Global Communications, Inc.*                                                     1,200        48,504
Openwave Systems, Inc.*                                                             2,700        48,546
Yahoo!, Inc.*                                                                      52,300     1,769,832
                                                                                            -----------
                                                                                              2,850,281

IT Consulting & Services 1.6%
Accenture Ltd., "A"                                                                62,800     1,598,888
Automatic Data Processing, Inc.                                                    70,200     3,021,408
Covansys Corp.*                                                                    14,500       231,420
First Data Corp.                                                                   45,000     1,800,000
Fiserv, Inc.*                                                                      58,200     2,669,634
ManTech International Corp. "A"*                                                    8,800       232,408
Paychex, Inc.                                                                      24,000       889,920
Sapient Corp.*                                                                     22,100       138,125
StarTek, Inc.                                                                      22,900       302,280
TALX Corp.                                                                          5,800       190,182
                                                                                            -----------
                                                                                             11,074,265

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*                                                   8,900        95,764
Applied Materials, Inc.                                                           197,000     3,341,120
Broadcom Corp., "A"*                                                               51,700     2,425,247
Brooks Automation, Inc.*                                                            9,200       122,636
Cymer, Inc.*                                                                        9,500       297,540
Cypress Semiconductor Corp.*                                                       17,600       264,880
Diodes, Inc.*                                                                       7,600       275,576
Emulex Corp.*                                                                      13,000       262,730
Entegris, Inc.*                                                                    24,800       280,240
Intel Corp.                                                                       340,600     8,395,790
IXYS Corp.*                                                                        24,200       255,552
Kulicke & Soffa Industries, Inc.*                                                  23,500       170,375
Linear Technology Corp.                                                            51,800     1,947,162
Maxim Integrated Products, Inc.                                                    21,000       895,650
Micrel, Inc.*                                                                      21,700       243,691
OmniVision Technologies, Inc.*                                                     19,300       243,566
ON Semiconductor Corp.*                                                            39,500       204,215
Photronics, Inc.*                                                                  10,200       197,880
RF Micro Devices, Inc.*                                                            13,500        76,275
Silicon Image, Inc.*                                                               23,900       212,471
Texas Instruments, Inc.                                                           202,700     6,871,530
TTM Technologies, Inc.*                                                            16,000       114,400
                                                                                            -----------
                                                                                             27,194,290

Software 2.7%
Adobe Systems, Inc.                                                                51,900     1,549,215
Ansoft Corp.*                                                                      10,100       293,910
Blackbaud, Inc.                                                                    24,200       342,914
Blackboard, Inc.*                                                                  10,600       265,106
Electronic Arts, Inc.*                                                             35,700     2,030,973
FactSet Research Systems, Inc.                                                      6,700       236,108
Internet Security Systems, Inc.*                                                    7,600       182,476
Interwoven, Inc.*                                                                  17,300       141,341
Intuit, Inc.*                                                                      18,100       811,061
Microsoft Corp.                                                                   403,500    10,382,055
MicroStrategy, Inc., "A"*                                                              22         1,546
Oracle Corp.*                                                                      83,300     1,032,087
Packeteer, Inc.*                                                                   18,500       232,175
Parametric Technology Corp.*                                                       52,100       363,137
Sonic Solutions*                                                                    8,600       184,900
SPSS, Inc.*                                                                         8,500       204,000
TIBCO Software, Inc.*                                                              30,100       251,636
Wind River Systems, Inc.*                                                          16,500       213,345
                                                                                            -----------
                                                                                             18,717,985

Materials 1.0%

Chemicals 0.4%
Ecolab, Inc.                                                                       43,700     1,395,341
PPG Industries, Inc.                                                               13,900       822,741
Symyx Technologies, Inc.*                                                          12,400       323,888
Terra Industries, Inc.*                                                             8,500        56,525
                                                                                            -----------
                                                                                              2,598,495

Containers & Packaging 0.3%
Silgan Holdings, Inc.                                                              14,000       465,640
Sonoco Products Co.                                                                61,900     1,690,489
                                                                                            -----------
                                                                                              2,156,129

Metals & Mining 0.2%
Carpenter Technology Corp.                                                          6,100       357,521
Century Aluminum Co.*                                                               2,500        56,200
Metal Management, Inc.                                                              7,600       192,660
NS Group, Inc.*                                                                     5,200       204,100
Oxford Automotive, Inc.*                                                          131,552        52,621
Quanex Corp.                                                                        7,400       490,028
USEC, Inc.                                                                         32,800       366,048
                                                                                            -----------
                                                                                              1,719,178

Paper & Forest Products 0.1%
Deltic Timber Corp.                                                                 8,200       377,610

Telecommunication Services 0.8%

Diversified Telecommunication Services 0.7%
CT Communications, Inc.                                                            11,600       143,492
General Communication, Inc., "A"*                                                  27,500       272,250
Golden Telecom, Inc.                                                                7,900       249,403
North Pittsburgh Systems, Inc.                                                      9,600       195,936
Premiere Global Services, Inc.*                                                    32,700       267,486
SBC Communications, Inc.                                                           96,300     2,308,311
Shenandoah Telecommunications Co.                                                   1,600        65,904
TALK America Holdings, Inc.*                                                       23,200       218,776
Verizon Communications, Inc.                                                       56,100     1,833,909
                                                                                            -----------
                                                                                              5,555,467

Wireless Telecommunication Services 0.1%
Centennial Communications Corp.*                                                   15,200       227,696
UbiquiTel, Inc.*                                                                   18,900       165,186
                                                                                            -----------
                                                                                                392,882

Utilities 0.7%

Electric Utilities 0.7%
ALLETE, Inc.                                                                       10,000       458,100
Progress Energy, Inc.                                                              54,000     2,416,500
Sierra Pacific Resources*                                                          18,800       279,180
Southern Co.                                                                       51,000     1,823,760
                                                                                            -----------
                                                                                              4,977,540

Gas Utilities 0.0%
South Jersey Industries, Inc.                                                      10,200       297,228
----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $337,135,841)                                                     412,685,504

                                                                               Principal
                                                                             Amount ($) (a)    Value ($)
                                                                            -----------------------------

----------------------------------------------------------------------------------------------------------
    Corporate Bonds 10.5%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 2.1%
155 East Tropicana LLC, 8.75%, 4/1/2012                                           145,000       140,650
Adesa, Inc., 7.625%, 6/15/2012                                                     40,000        40,000
AMC Entertainment, Inc., 8.0%, 3/1/2014                                           270,000       237,600
Amscan Holdings, Inc., 8.75%, 5/1/2014                                             55,000        48,125
Auburn Hills Trust, 12.375%, 5/1/2020                                             131,000       197,689
AutoNation, Inc., 9.0%, 8/1/2008                                                  100,000       108,000
Aztar Corp., 7.875%, 6/15/2014                                                    295,000       308,275
Cablevision Systems Corp., New York Group, Series B, 7.89% **, 4/1/2009            90,000        92,250
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                              85,000        92,969
    9.375%, 2/15/2007                                                              75,000        79,125
Charter Communications Holdings LLC:
    Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                           10,000         7,150
    9.625%, 11/15/2009                                                            315,000       267,750
    10.25%, 9/15/2010                                                             470,000       481,750
    144A, 11.0%, 10/1/2015                                                         30,000        29,250
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                      150,000       166,417
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014                              215,000       180,600
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                               75,000        75,281
    7.875%, 12/15/2007                                                            270,000       277,425
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                250,000       248,683
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                 668,000       781,560
Dura Operating Corp., Series B, 8.625%, 4/15/2012                                 150,000       133,500
EchoStar DBS Corp., 6.625%, 10/1/2014                                              70,000        69,300
Foot Locker, Inc., 8.5%, 1/15/2022                                                135,000       146,812
Ford Motor Co., 7.45%, 7/16/2031                                                   75,000        58,500
General Motors Corp., 8.25%, 7/15/2023                                             70,000        54,425
GSC Holdings Corp., 144A, 8.0%, 10/1/2012                                          80,000        79,600
Harrah's Operating Co., Inc.:
    144A, 5.625%, 6/1/2015                                                        668,000       660,359
    144A, 5.75%, 10/1/2017                                                        393,000       384,677
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                      80,000        64,100
ITT Corp., 7.375%, 11/15/2015                                                      80,000        86,800
Jacobs Entertainment, Inc., 11.875%, 2/1/2009                                     450,000       480,375
Levi Strauss & Co.:
    8.254% **, 4/1/2012                                                           100,000        99,750
    12.25%, 12/15/2012                                                             55,000        60,775
Liberty Media Corp.:
    7.875%, 7/15/2009                                                              10,000        10,523
    8.5%, 7/15/2029                                                                15,000        14,524
Mandalay Resort Group:
    6.5%, 7/31/2009                                                               117,000       117,585
    Series B, 10.25%, 8/1/2007                                                     45,000        48,375
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015                                     55,000        53,075
Mediacom LLC, 9.5%, 1/15/2013                                                      45,000        44,663
MGM MIRAGE:
    6.0%, 10/1/2009                                                               235,000       232,062
    144A, 6.625%, 7/15/2015                                                        85,000        84,044
    8.375%, 2/1/2011                                                              305,000       327,875
    9.75%, 6/1/2007                                                               140,000       149,100
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                  70,000        75,600
NCL Corp., 144A, 11.625%, 7/15/2014                                               130,000       137,150
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to               280,000       196,000
    9/1/2012
Paxson Communications Corp.:
    Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009                           70,000        67,900
    10.75%, 7/15/2008                                                              80,000        78,600
Petro Stopping Centers, 9.0%, 2/15/2012                                           220,000       216,700
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                    245,000       252,350
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                        205,000       184,756
PRIMEDIA, Inc.:
    8.875%, 5/15/2011                                                             240,000       251,400
    9.165% **, 5/15/2010                                                          285,000       300,675
Renaissance Media Group LLC, 10.0%, 4/15/2008                                     130,000       128,700
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                      290,000       324,800
Schuler Homes, Inc., 10.5%, 7/15/2011                                             295,000       318,600
Simmons Bedding Co., 144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to             355,000       188,150
    12/15/2014
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011                                 590,000       619,500
Sirius Satellite Radio, Inc., 144A, 9.625%, 8/1/2013                              300,000       288,000
Tele-Communications, Inc.:
    9.875%, 6/15/2022                                                             670,000       926,326
    10.125%, 4/15/2022                                                             28,000        39,009
Time Warner, Inc., 7.625%, 4/15/2031                                              825,000       966,512
Toys "R" Us, Inc., 7.375%, 10/15/2018                                             140,000       112,000
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                                 495,000       477,675
TRW Automotive, Inc., 11.0%, 2/15/2013                                            395,000       445,362
United Auto Group, Inc., 9.625%, 3/15/2012                                        235,000       244,400
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                  75,000        78,750
Williams Scotsman, Inc., 144A, 8.5%, 10/1/2015                                    140,000       141,750
Wynn Las Vegas LLC, 6.625%, 12/1/2014                                              10,000         9,563
XM Satellite Radio, Inc.:
    Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                         390,000       409,500
    12.0%, 6/15/2010                                                                9,000        10,260
Young Broadcasting, Inc.:
    8.75%, 1/15/2014                                                              265,000       235,187
    10.0%, 3/1/2011                                                                60,000        56,700
                                                                                            -----------
                                                                                             15,103,223

Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                           20,000        20,450
Alliance One International, Inc.:
    144A, 11.0%, 5/15/2012                                                        145,000       137,387
    144A, 12.75%, 11/15/2012                                                       85,000        77,775
Del Laboratories, Inc., 8.0%, 2/1/2012                                             95,000        78,138
GNC Corp., 8.5%, 12/1/2010                                                         25,000        21,313
North Atlantic Trading Co., 9.25%, 3/1/2012                                       425,000       318,750
Swift & Co.:
    10.125%, 10/1/2009                                                            150,000       161,437
    12.5%, 1/1/2010                                                                60,000        65,400
Viskase Co., Inc., 11.5%, 6/15/2011                                               175,000       189,000
                                                                                            -----------
                                                                                              1,069,650

Energy 0.7%
Belden & Blake Corp., 8.75%, 7/15/2012                                            255,000       266,475
Chesapeake Energy Corp.:
    6.25%, 1/15/2018                                                              139,000       136,220
    144A, 6.5%, 8/15/2017                                                         286,000       291,005
    6.875%, 1/15/2016                                                              45,000        46,125
CITGO Petroleum Corp., 6.0%, 10/15/2011                                           220,000       220,000
Dynegy Holdings, Inc.:
    6.875%, 4/1/2011                                                               65,000        63,538
    7.125%, 5/15/2018                                                              75,000        69,375
    7.625%, 10/15/2026                                                             60,000        55,500
    8.75%, 2/15/2012                                                               30,000        32,550
    144A, 9.875%, 7/15/2010                                                       355,000       386,950
El Paso Production Holding Corp., 7.75%, 6/1/2013                                 140,000       146,300
Enterprise Products Operating LP, 7.5%, 2/1/2011                                  957,000     1,046,774
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                             260,000       258,700
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                             300,000       269,250
Pogo Producing Co., 144A, 6.875%, 10/1/2017                                        65,000        65,894
Sonat, Inc., 7.0%, 2/1/2018                                                        60,000        57,000
Southern Natural Gas, 8.875%, 3/15/2010                                           190,000       205,373
Stone Energy Corp.:
    6.75%, 12/15/2014                                                              95,000        93,337
    8.25%, 12/15/2011                                                             290,000       304,500
Williams Companies, Inc.:
    8.125%, 3/15/2012                                                             430,000       469,775
    8.75%, 3/15/2032                                                              110,000       129,800
                                                                                            -----------
                                                                                              4,614,441

Financials 2.5%
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                       220,000       171,600
Alamosa Delaware, Inc.:
    8.5%, 1/31/2012                                                                30,000        32,025
    11.0%, 7/31/2010                                                               75,000        84,563
    12.0%, 7/31/2009                                                              110,000       121,825
American General Finance Corp.:
    Series H, 4.0%, 3/15/2011                                                   1,314,000     1,247,751
    Series I, 4.875%, 5/15/2010                                                   480,000       478,981
American General Institutional Capital, 144A, 8.125%, 3/15/2046                   230,000       297,516
American International Group, Inc., 144A, 5.05%, 10/1/2015                        700,000       695,656
AmeriCredit Corp., 9.25%, 5/1/2009                                                475,000       501,125
AmerUs Group Co., 5.95%, 8/15/2015                                                190,000       189,437
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015                                        75,000        72,375
Chubb Corp., 4.934%, 11/16/2007                                                   383,000       384,441
Dow Jones CDX, Series 4-T1,144A, 8.25%, 6/29/2010                               1,326,600     1,318,309
E*TRADE Financial Corp.:
    144A, 7.375%, 9/15/2013                                                       165,000       166,650
    8.0%, 6/15/2011                                                               130,000       134,225
ERP Operating LP, 6.95%, 3/2/2011                                                 211,000       229,407
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                545,000       650,983
FINOVA Group, Inc., 7.5%, 11/15/2009                                              292,900       114,231
Ford Motor Credit Co.:
    6.5%, 1/25/2007                                                                97,000        97,113
    6.875%, 2/1/2006                                                            1,129,000     1,133,620
    7.25%, 10/25/2011                                                             785,000       745,109
    7.375%, 10/28/2009                                                            380,000       367,060
General Motors Acceptance Corp.:
    4.375%, 12/10/2007                                                            240,000       225,874
    4.67% **, 3/20/2007                                                           255,000       249,649
    5.125%, 5/9/2008                                                               30,000        27,927
    6.125%, 9/15/2006                                                             152,000       152,483
    6.125%, 2/1/2007                                                            1,572,000     1,562,761
    6.125%, 8/28/2007                                                             407,000       400,650
    6.75%, 12/1/2014                                                              180,000       156,572
    6.875%, 9/15/2011                                                             145,000       131,894
    7.75%, 1/19/2010                                                               30,000        29,079
    8.0%, 11/1/2031                                                             1,420,000     1,239,900
H&E Equipment/Finance, 11.125%, 6/15/2012                                         230,000       257,600
HSBC Bank USA, 5.625%, 8/15/2035                                                  374,000       368,388
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                      585,000       572,631
JPMorgan Chase XVII, 5.85%, 8/1/2035                                              140,000       137,105
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015                                205,000       202,855
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010                              626,000       623,837
Nationwide Financial Services, Inc., 5.1%, 10/1/2015                              210,000       206,449
Poster Financial Group, Inc., 8.75%, 12/1/2011                                    205,000       210,894
PXRE Capital Trust I, 8.85%, 2/1/2027                                             135,000       132,300
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                  150,000       168,375
Radnor Holdings Corp., 11.0%, 3/15/2010                                           285,000       185,250
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                              50,000        48,750
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                        30,000        26,400
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                               200,000       168,000
Triad Acquisition Corp., 144A, 11.125%, 5/1/2013                                  105,000       108,412
UGS Corp., 10.0%, 6/1/2012                                                        220,000       240,900
Universal City Development, 11.75%, 4/1/2010                                      315,000       355,950
                                                                                            -----------
                                                                                             17,424,887

Health Care 0.3%
Cinacalcet Royalty Subordinated LLC, 144A, 8.0%, 3/30/2017                         25,000        26,750
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                 825,000       945,003
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                              365,000       356,787
InSight Health Services Corp.:
    144A, 9.174% **, 11/1/2011                                                     65,000        63,375
    Series B, 9.875%, 11/1/2011                                                    70,000        56,525
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                     445,000       449,450
                                                                                            -----------
                                                                                              1,897,890

Industrials 1.2%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                353,000       369,767
Allied Security Escrow Corp., 11.375%, 7/15/2011                                  210,000       208,425
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011                                                    305,000       284,412
    Series B, 9.25%, 9/1/2012                                                     240,000       259,800
American Color Graphics, 10.0%, 6/15/2010                                         135,000       100,238
Avondale Mills, Inc., 144A, 10.504% **, 7/1/2012                                  100,000        97,500
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011           381,083       401,835
Bear Creek Corp., 144A, 8.87% **, 3/1/2012                                         50,000        51,500
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                             165,000       174,075
    8.625%, 5/15/2011                                                             120,000       126,300
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                               305,000       267,638
    9.25%, 5/1/2021                                                                20,000        20,400
Case New Holland, Inc., 9.25%, 8/1/2011                                            80,000        84,600
Cenveo Corp., 7.875%, 12/1/2013                                                   165,000       159,225
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                          255,000       246,075
Columbus McKinnon Corp., 10.0%, 8/1/2010                                          110,000       120,175
Compression Polymers Corp.:
    144A, 10.46% **, 7/1/2012                                                      65,000        60,775
    144A, 10.5%, 7/1/2013                                                         140,000       129,850
Congoleum Corp., 8.625%, 8/1/2008                                                 135,000       136,856
Cornell Companies, Inc., 10.75%, 7/1/2012                                         125,000       128,750
D.R. Horton, Inc., 5.375%, 6/15/2012                                            1,355,000     1,312,799
Dana Corp., 7.0%, 3/1/2029                                                        215,000       163,726
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                      350,000       377,562
K. Hovnanian Enterprises, Inc.:
    6.25%, 1/15/2015                                                              550,000       515,781
    144A, 6.25%, 1/15/2016                                                        110,000       102,426
    8.875%, 4/1/2012                                                              230,000       242,650
Kansas City Southern:
    7.5%, 6/15/2009                                                                30,000        31,425
    9.5%, 10/1/2008                                                               400,000       438,500
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                       300,000       285,000
Metaldyne Corp., 144A, 11.0%, 11/1/2013                                           120,000       104,400
Millennium America, Inc., 9.25%, 6/15/2008                                        325,000       349,375
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                            160,000       180,800
Securus Technologies, Inc., 11.0%, 9/1/2011                                       120,000       106,800
Ship Finance International Ltd., 8.5%, 12/15/2013                                 160,000       155,800
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011                                                                75,000        70,313
    10.375%, 7/1/2012                                                             300,000       315,750
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                             125,000       140,000
United Rentals North America, Inc., 7.0%, 2/15/2014                               245,000       227,238
Xerox Capital Trust I, 8.0%, 2/1/2027                                             120,000       124,500
                                                                                            -----------
                                                                                              8,673,041

Information Technology 0.2%
Activant Solutions, Inc.:
    144A, 9.504% **, 4/1/2010                                                      20,000        20,400
    10.5%, 6/15/2011                                                              165,000       172,425
Eschelon Operating Co., 8.375%, 3/15/2010                                         126,000       117,180
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                 75,000        75,563
Lucent Technologies, Inc., 6.45%, 3/15/2029                                       365,000       319,375
Sanmina-SCI Corp.:
    6.75%, 3/1/2013                                                               315,000       299,250
    10.375%, 1/15/2010                                                            283,000       312,007
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015                               210,000       212,625
Viasystems, Inc., 10.5%, 1/15/2011                                                 50,000        49,125
                                                                                            -----------
                                                                                              1,577,950

Materials 1.2%
ARCO Chemical Co., 9.8%, 2/1/2020                                                 550,000       620,812
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to             325,000       162,500
    3/1/2014
Caraustar Industries, Inc., 9.875%, 4/1/2011                                      375,000       371,250
Constar International, Inc.:
    144A, 7.165% **, 2/15/2012                                                     85,000        78,838
    11.0%, 12/1/2012                                                               65,000        40,950
Dayton Superior Corp.:
    10.75%, 9/15/2008                                                             145,000       146,450
    13.0%, 6/15/2009                                                              200,000       160,000
Edgen Acquisition Corp., 9.875%, 2/1/2011                                          75,000        75,375
GEO Specialty Chemicals, Inc., 12.004%, 12/31/2009                                231,000       216,274
Georgia-Pacific Corp.:
    7.75%, 11/15/2029                                                             434,000       465,465
    8.0%, 1/15/2024                                                               335,000       369,337
    8.875%, 5/15/2031                                                             568,000       671,757
    9.375%, 2/1/2013                                                              265,000       295,475
Hercules, Inc., 6.75%, 10/15/2029                                                 140,000       137,200
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                 230,000       257,600
Huntsman LLC, 11.625%, 10/15/2010                                                 307,000       350,747
IMC Global, Inc.:
    7.375%, 8/1/2018                                                               50,000        51,313
    10.875%, 8/1/2013                                                             265,000       312,700
Intermet Corp., 9.75%, 6/15/2009 *                                                 25,000         8,375
International Steel Group, Inc., 6.5%, 4/15/2014                                   95,000        94,050
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                   185,000       176,675
Neenah Foundry Co.:
    144A, 11.0%, 9/30/2010                                                        465,000       513,825
    144A, 13.0%, 9/30/2013                                                         40,000        40,400
Newmont Mining Corp., 5.875%, 4/1/2035                                          1,094,000     1,072,221
NewPage Corp., 9.943% **, 5/1/2012                                                145,000       137,025
Omnova Solutions, Inc., 11.25%, 6/1/2010                                          315,000       337,050
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                         90,000        96,975
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                259,204        23,328
Portola Packaging, Inc., 8.25%, 2/1/2012                                          170,000       119,000
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011                               26,000        28,340
TriMas Corp., 9.875%, 6/15/2012                                                   370,000       303,400
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012           145,000       123,250
United States Steel Corp., 9.75%, 5/15/2010                                       243,000       266,693
                                                                                            -----------
                                                                                              8,124,650

Telecommunication Services 0.7%
AirGate PCS, Inc., 7.349% **, 10/15/2011                                           80,000        82,400
American Cellular Corp., Series B, 10.0%, 8/1/2011                                 85,000        92,650
Anixter International, Inc., 5.95%, 3/1/2015                                      108,000       104,834
AT&T Corp.:
    9.05%, 11/15/2011                                                             196,000       220,745
    9.75%, 11/15/2031                                                             215,000       272,244
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                       745,000       769,659
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013                                                              175,000       185,937
    8.375%, 1/15/2014                                                             280,000       275,800
Dobson Communications Corp., 8.875%, 10/1/2013                                     15,000        15,000
Insight Midwest LP, 9.75%, 10/1/2009                                               45,000        46,013
LCI International, Inc., 7.25%, 6/15/2007                                         205,000       199,875
Level 3 Financing, Inc., 10.75%, 10/15/2011                                        35,000        29,269
MCI, Inc., 8.735%, 5/1/2014                                                       360,000       401,400
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                           650,000       695,868
Nextel Partners, Inc., 8.125%, 7/1/2011                                           145,000       156,600
Qwest Corp.:
    144A, 7.12% **, 6/15/2013                                                      50,000        52,000
    7.25%, 9/15/2025                                                              195,000       181,838
Qwest Services Corp.:
    13.5%, 12/15/2010                                                             480,000       549,600
    14.0%, 12/15/2014                                                              30,000        36,375
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011           56,000        50,820
Triton PCS, Inc., 8.5%, 6/1/2013                                                   20,000        19,050
Ubiquitel Operating Co., 9.875%, 3/1/2011                                          55,000        61,050
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                      155,000       178,250
                                                                                            -----------
                                                                                              4,677,277

Utilities 1.5%
AES Corp., 144A, 8.75%, 5/15/2013                                                 380,000       416,100
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012                           445,000       500,625
Calpine Corp., 144A, 8.5%, 7/15/2010                                               35,000        25,025
Calpine Generating Co., 12.39% **, 4/1/2011                                       175,000       166,250
CC Funding Trust I, 6.9%, 2/16/2007                                               179,000       183,965
CMS Energy Corp.:
    8.5%, 4/15/2011                                                               225,000       250,313
    9.875%, 10/15/2007                                                            350,000       380,625
Consumers Energy Co.:
    Series F, 4.0%, 5/15/2010                                                   1,590,000     1,528,715
    5.0%, 2/15/2012                                                               975,000       970,012
DPL, Inc., 6.875%, 9/1/2011                                                        76,000        81,890
Entergy Louisiana, Inc., 6.3%, 9/1/2035                                           220,000       207,862
Exelon Corp., 5.625%, 6/15/2035                                                   500,000       459,941
Mission Energy Holding Co., 13.5%, 7/15/2008                                      570,000       671,175
NorthWestern Corp., 5.875%, 11/1/2014                                              50,000        50,512
NRG Energy, Inc., 8.0%, 12/15/2013                                                293,000       312,045
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032          1,260,000     1,399,545
Progress Energy, Inc., 6.75%, 3/1/2006                                          1,495,000     1,508,317
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011                                                               180,000       193,950
    10.0%, 10/1/2009                                                              405,000       449,550
TXU Corp., Series 0, 4.8%, 11/15/2009                                             619,000       596,411
TXU Energy Co., 7.0%, 3/15/2013                                                   345,000       374,541
                                                                                            -----------
                                                                                             10,727,369
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $74,674,275)                                                     73,890,378

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 4.5%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.2%
Iesy Repository GMBH, 144A, 10.375%, 2/15/2015                                     75,000        79,313
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                            280,000       310,800
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                   215,000       237,575
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011                                     174,000       195,315
Shaw Communications, Inc., 8.25%, 4/11/2010                                       345,000       374,756
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to        235,000       192,112
    6/15/2014
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013                                 135,000       125,550
                                                                                            -----------
                                                                                              1,515,421

Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                               75,000        84,000

Energy 0.3%
Luscar Coal Ltd., 9.75%, 10/15/2011                                               230,000       248,400
OAO Gazprom, 144A, 9.625%, 3/1/2013                                               200,000       248,250
Pemex Project Funding Master Trust:
    7.375%, 12/15/2014                                                            140,000       155,400
    8.0%, 11/15/2011                                                              160,000       182,160
    9.5%, 9/15/2027                                                               150,000       197,250
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                      664,002       743,682
Secunda International Ltd., 11.599% **, 9/1/2012                                  110,000       116,050
                                                                                            -----------
                                                                                              1,891,192

Financials 1.4%
Banco Do Estado De Sao Paulo, 144A, 8.7%, 9/20/2049                               165,000       167,227
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049                              680,000       670,048
Chuo Mitsui Trust & Banking Co., Ltd, 144A, 5.506%, 12/29/2049                    795,000       765,215
Conproca SA de CV, 12.0%, 6/16/2010                                               100,000       122,250
DBS Capital Funding Corp., 144A, 7.657%, 3/31/2049                                198,000       221,592
Doral Financial Corp., 4.45% **, 7/20/2007                                        125,000       117,334
Eircom Funding, 8.25%, 8/15/2013                                                  180,000       195,300
HBOS PLC, 144A, 5.92%, 9/29/2049                                                  200,000       200,487
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                      1,145,000     1,128,637
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049                            2,290,000     2,478,925
National Capital Trust II, 144A, 5.486%, 12/29/2049                               903,000       906,796
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                          110,000        76,450
Nordea Bank AB, 144A, 5.424%, 12/29/2049                                          640,000       641,204
Pemex Finance Ltd., 9.03%, 2/15/2011                                              725,000       805,207
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049                      50,000        58,130
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%,              905,000       971,896
    11/15/2013
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049                                 330,000       340,506
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                 191,000       186,388
                                                                                            -----------
                                                                                             10,053,592

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                   130,000       134,875

Industrials 0.3%
CP Ships Ltd., 10.375%, 7/15/2012                                                 220,000       249,700
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                        120,000       129,600
    10.25%, 6/15/2007                                                             365,000       390,550
    12.5%, 6/15/2012                                                              158,000       183,280
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                      145,000       166,025
LeGrand SA, 8.5%, 2/15/2025                                                       115,000       138,000
Stena AB, 9.625%, 12/1/2012                                                       115,000       124,775
Tyco International Group SA, 7.0%, 6/15/2028                                      553,000       639,171
                                                                                            -----------
                                                                                              2,021,101

Materials 0.8%
Cascades, Inc., 7.25%, 2/15/2013                                                  255,000       247,988
Celulosa Arauco y Constitucion SA:
    144A, 5.625%, 4/20/2015                                                       206,000       204,302
    7.75%, 9/13/2011                                                              875,000       970,381
Crown Euro Holdings SA, 10.875%, 3/1/2013                                          25,000        29,000
ISPAT Inland ULC, 9.75%, 4/1/2014                                                 224,000       259,840
Rhodia SA, 8.875%, 6/1/2011                                                       430,000       406,350
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                         10,000        10,800
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026              2,450,000     2,681,108
Tembec Industries, Inc.:
    8.5%, 2/1/2011                                                                670,000       437,175
    8.625%, 6/30/2009                                                             385,000       261,800
                                                                                            -----------
                                                                                              5,508,744

Sovereign Bonds 0.8%
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                        250,000       329,872
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                             250,000       250,625
Federative Republic of Brazil:
    8.75%, 2/4/2025                                                                70,000        73,955
    8.875%, 10/14/2019                                                             65,000        70,590
    9.25%, 10/22/2010                                                             230,000       258,520
    11.0%, 1/11/2012                                                               90,000       110,295
    11.0%, 8/17/2040                                                               70,000        85,820
Government of Ukraine, Series REG S, 7.65%, 6/11/2013                             120,000       132,072
Republic of Argentina:
    Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to               330,000       130,350
        3/31/2029, 5.25% to 12/31/2038
    8.28%, 12/31/2033 (PIK)                                                       626,574       646,311
Republic of Bulgaria, 8.25%, 1/15/2015                                            160,000       196,576
Republic of Colombia:
    10.0%, 1/23/2012                                                               70,000        84,350
    10.375%, 1/28/2033                                                             40,000        52,200
    10.75%, 1/15/2013                                                              10,000        12,565
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to                  150,000       141,525
    8/15/2030
Republic of Indonesia, 7.25%, 4/20/2015                                            80,000        79,800
Republic of Panama, 9.375%, 1/16/2023                                             200,000       252,500
Republic of Peru:
    8.375%, 5/3/2016                                                               20,000        23,400
    9.875%, 2/6/2015                                                               40,000        51,100
Republic of Philippines:
    8.0%, 1/15/2016                                                               120,000       120,450
    9.375%, 1/18/2017                                                             140,000       153,475
    9.5%, 2/2/2030                                                                 70,000        74,725
    9.875%, 1/15/2019                                                              60,000        66,900
Republic of Turkey:
    8.0%, 2/14/2034                                                               110,000       116,050
    11.5%, 1/23/2012                                                              160,000       204,800
    11.75%, 6/15/2010                                                              90,000       112,050
Republic of Uruguay, 9.25%, 5/17/2017                                             100,000       112,125
Republic of Venezuela:
    Series A, Collateralized Par Bond, 6.75%, 3/31/2020                           250,000       251,875
    7.65%, 4/21/2025                                                              130,000       131,495
    9.375%, 1/13/2034                                                              70,000        82,880
    10.75%, 9/19/2013                                                             145,000       180,888
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030          330,000       379,170
Russian Ministry of Finance:
    Series V, 3.0%, 5/14/2008                                                     110,000       104,709
    Series VII, 3.0%, 5/14/2011                                                   180,000       160,218
United Mexican States:
    8.3%, 8/15/2031                                                                60,000        75,000
    8.375%, 1/14/2011                                                              60,000        69,000
                                                                                            -----------
                                                                                              5,378,236

Telecommunication Services 0.7%
America Movil SA de CV, 5.75%, 1/15/2015                                          350,000       351,213
British Telecommunications PLC, 8.875%, 12/15/2030                                973,000     1,319,809
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                       165,000       162,113
Embratel, Series B, 11.0%, 12/15/2008                                             104,000       118,820
Global Crossing UK Finance, 10.75%, 12/15/2014                                    165,000       145,613
Intelsat Bermuda Ltd., 144A, 7.805% **, 1/15/2012                                  90,000        91,575
Millicom International Cellular SA, 10.0%, 12/1/2013                              195,000       201,337
Mobifon Holdings BV, 12.5%, 7/31/2010                                             235,000       276,125
Nortel Networks Ltd., 6.125%, 2/15/2006                                           370,000       370,000
Telecom Italia Capital:
    5.25%, 11/15/2013                                                             655,000       650,356
    5.25%, 10/1/2015                                                              430,000       422,531
Telefonos de Mexico SA de CV, Series L, 4.75%, 1/27/2010                          585,000       578,013
                                                                                            -----------
                                                                                              4,687,505

Utilities 0.0%
Scottish Power PLC, 5.81%, 3/15/2025                                              170,000       171,794
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $30,918,473)                       31,446,460

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - Non US$ Denominated 0.1%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.0%
IESY Repository GMBH, 144A, 8.75%, 2/15/2015                            EUR       110,000       132,864
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                    EUR        80,000        88,937
                                                                                            -----------
                                                                                                221,801

Industrials 0.0%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                            EUR        85,000        90,665

Sovereign Bonds 0.1%
Government of Poland, Zero Coupon, 4/12/2006                            PLN       230,000        68,926
Mexican Bonds:
    Series MI-10, 8.0%, 12/19/2013                                      MXN     1,573,000       141,478
    Series MI-20, 8.0%, 12/7/2023                                       MXN       390,000        33,562
    Series M-20, 10.0%, 12/5/2024                                       MXN       980,000       103,525
Republic of Argentina:
    5.83%, 12/31/2033 (PIK)                                             ARS       333,075       149,891
    7.82%, 12/31/2033 (PIK)                                             EUR        63,738        79,246
Republic of Uruguay, 10.5%, 10/20/2006                                  UYU     1,500,000        76,194
                                                                                            -----------
                                                                                                652,822
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - Non US$ Denominated (Cost $917,755)                                       965,288

----------------------------------------------------------------------------------------------------------
    Asset Backed 1.9%
----------------------------------------------------------------------------------------------------------

Automobile Receivables 0.2%
MMCA Automobile Trust:
    "A4", Series 2002-4, 3.05%, 11/16/2009                                        501,950       497,566
    "A4", Series 2002-3, 3.57%, 8/17/2009                                         308,516       307,324
    "A4", Series 2002-2, 4.3%, 3/15/2010                                          248,684       248,128
    "B", Series 2002-2, 4.67%, 3/15/2010                                           75,452        74,494
    "B", Series 2002-1, 5.37%, 1/15/2010                                          327,711       327,430
                                                                                            -----------
                                                                                              1,454,942

Home Equity Loans 1.6%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015                269,143       275,355
Argent NIM Trust, "A", Series 2004-WN10, 144A, 4.212%, 11/25/2034                  69,142        68,947
Countrywide Asset-Backed Certificates:
    "AF2", Series 2005-7, 4.367%, 11/25/2035                                    1,365,000     1,348,338
    "N1", Series 2004-2N, 144A, 5.0%, 2/25/2035                                   235,804       234,360
First Franklin Mortgage Loan NIM, "N1", Series 2004-FFH4, 144A, 4.212%,           198,456       198,456
    1/21/2035
Long Beach Asset Holdings Corp., "N1", Series 2004-2, 144A, 4.94%,                291,004       292,459
    6/25/2034
Meritage Asset Holdings NIM, "N1", Series 2005-1, 144A, 4.581%, 5/25/2035         693,218       691,485
Merrill Lynch Mortgage Investors, Inc., "N1", Series 2005-NC1N, 144A, 5.0%,        43,288        43,418
    10/25/2035
New Century Home Equity Loan Trust, "AII3", Series 2004-A, 4.45%, 8/25/2034     1,530,000     1,521,842
Park Place Securities NIM Trust:
    "B", Series 2004-WHQ1, 144A, 3.483%, 9/25/2034                                 44,167        44,091
    "C", Series 2004-MHQ1, 144A, 4.458%, 12/25/2034                             1,445,000     1,430,550
Renaissance Home Equity Loan Trust, "AF6", Series 2005-2, 4.781%, 8/25/2035       450,000       437,407
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%,             1,389,919     1,406,586
    2/25/2031
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036               1,803,000     1,803,564
Wells Fargo Home Equity Trust, "AI2", Series 2004-2, 3.45%, 6/25/2019           1,630,000     1,605,652
                                                                                            -----------
                                                                                             11,402,510

Industrials 0.0%
Northwest Airlines, Inc., "G", Series 1999-3, 7.935%, 4/1/2019                     177,119       177,587

Manufactured Housing Receivables 0.1%
Vanderbilt Acquisition Loan Trust, "A2", Series 2002-1, 4.77%, 10/7/2018           213,414       213,466
----------------------------------------------------------------------------------------------------------
Total Asset Backed (Cost $13,446,209)                                           13,248,505

----------------------------------------------------------------------------------------------------------
    Convertible Bond 0.0%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006 (Cost $59,753)                  60,000        59,400

                                                                                    Shares       Value ($)
                                                                                --------------------------

    Warrants 0.0%

Industrials
MircoStrategy, Inc.*                                                                    96            18
TravelCenters of America, Inc.*                                                         59             8
----------------------------------------------------------------------------------------------------------
Total Warrants (Cost $251)                                                                            26

----------------------------------------------------------------------------------------------------------
    Preferred Stocks 0.2%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.2%
Farm Credit Bank of Texas, Series 1                                                882,000       946,395

Financials 0.0%
Paxson Communications Corp. 14.25% (PIK)                                                 28       190,470
----------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $1,166,933)                                                        1,136,865

                                                                                 Principal
                                                                                 Amount ($)(a)  Value ($)
                                                                                --------------------------
----------------------------------------------------------------------------------------------------------
    US Government Agency Sponsored Pass-Throughs 2.0%
----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
    5.0%, 1/1/2033 (b)                                                             535,000       523,464
    6.0%, 8/1/2035                                                                 925,000       935,984
Federal National Mortgage Association:
    4.5%, with various maturities from 7/1/2018 until 10/1/2033 (b)              4,994,016     4,820,577
    5.0%, with various maturities from 4/1/2024 until 2/1/2034 (b)               3,724,225     3,664,019
    5.5%, with various maturities from 7/1/2023 until 1/1/2034 (b)               3,467,777     3,475,605
    6.0%, 1/1/2024                                                                 212,397       217,324
    6.5%, 5/1/2017                                                                 116,746       120,766
    7.13%, 1/1/2012                                                                193,385       197,497
    8.0%, 9/1/2015                                                                 289,809       310,745
----------------------------------------------------------------------------------------------------------
Total US Government Agency Sponsored Pass-Throughs (Cost $14,398,584)                         14,265,981

----------------------------------------------------------------------------------------------------------
    Commercial and Non-Agency Mortgage-Backed Securities 5.5%
----------------------------------------------------------------------------------------------------------

Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.444%, 1/25/2036        1,000,000     1,000,469
Banc of America Commercial Mortgage, Inc.:
    "A3", Series 2005-1, 4.877%, 11/10/2042                                        245,000       244,841
    "AJ", Series 2005-1, 5.153% **, 11/10/2042                                     825,000       833,331
Bank of America Mortgage Securities, "2A6", Series 2004-G, 4.657% **,            2,275,000     2,282,417
    8/25/2034
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4, 4.45%           705,000       689,248
    **, 8/25/2035
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034              764,407       765,509
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%,              455,553       469,647
    8/25/2034
Countrywide Alternative Loan Trust:
    "A1", Series 2004-1T1, 5.0%, 2/25/2034                                       1,084,094     1,077,496
    "1A5", Series 2003-J1, 5.25%, 10/25/2033                                       961,358       962,819
    "A2", Series 2004-1T1, 5.5%, 2/25/2034                                         716,518       718,060
    "4A3", Series 2005-43, 5.788%, 10/25/2035                                    1,030,487     1,040,631
    "1A1", Series 2004-J1, 6.0%, 2/25/2034                                         439,881       443,872
    "A1", Series 2004-35T2, 6.0%, 2/25/2035                                      1,239,301     1,249,480
Countrywide Home Loans:
    "1A6", Series 2003-1, 5.5%, 3/25/2033                                           45,764        45,666
    "A6", Series 2003-57, 5.5%, 1/25/2034                                          690,659       691,663
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%,                146,663       151,044
    10/15/2030
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C1,           1,074,970     1,101,282
    7.38%, 4/18/2029
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%,            89,079        91,774
    7/15/2029
Greenwich Capital Commercial Funding Corp.:
    "AJ", Series 2005-GG3, 4.859%, 8/10/2042                                       605,000       594,468
    "B", Series 2005-GG3, 4.894%, 8/10/2042                                      1,010,000       987,540
GS Mortgage Securities Corp. II:
    "AJ", Series 2005-GG4, 4.782%, 7/10/2039                                       900,000       877,796
    "G", Series 2005-GG4, 144A, 5.449%, 7/10/2039                                  906,000       883,811
    "C", Series 1998-C1, 6.91%, 10/18/2030                                         205,000       216,000
LB-UBS Commercial Mortgage Trust:
    "AM", Series 2005-C3, 4.794%, 7/15/2040                                        905,000       886,042
    "A2", Series 2005-C2, 4.821%, 4/15/2030                                        165,000       164,834
Master Alternative Loans Trust:
    "5A1", Series 2005-1, 5.5%, 1/25/2020                                        1,205,579     1,215,520
    "3A1", Series 2004-5, 6.5%, 6/25/2034                                          306,073       312,482
    "5A1", Series 2005-2, 6.5%, 12/25/2034                                         558,929       565,307
    "8A1", Series 2004-3, 7.0%, 4/25/2034                                          242,804       246,102
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033         1,048,739     1,041,202
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027           383,398       391,411
Residential Asset Mortgage Products, "2A6", Series 2005-SP1, 5.25%,              1,250,300     1,250,277
    9/25/2034
Residential Asset Securities Corp., "AI", Series 2003-KS9, 4.71%,                1,845,000     1,844,384
    11/25/2033
Structured Adjustable Rate Mortgage Loan, "1A1", Series 2005-17, 5.743%,         1,744,769     1,756,423
    8/25/2035
Structured Asset Securities Corp.:
    "4A1", Series 2005-6, 5.0%, 5/25/2035                                          189,686       184,825
    "2A1", Series 2003-1, 6.0%, 2/25/2018                                          144,033       145,930
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20, 5.179%,        1,890,000     1,898,189
    7/15/2042
Washington Mutual:
    "A6", Series 2004-AR4, 3.808%, 6/25/2034                                       190,000       183,898
    "A6", Series 2003-AR11, 3.985%, 10/25/2033                                     885,000       862,964
    "A6", Series 2003-AR10, 4.071%, 10/25/2033                                   1,620,000     1,590,122
    "A7, Series 2004-AR9, 4.196%, 8/25/2034                                      1,325,000     1,302,845
    "1A6", Series 2005-AR12, 4.846%, 10/25/2035                                  1,880,000     1,860,174
Wells Fargo Mortgage Backed Securities Trust:
    "2A14", Series 2005-AR10, 4.111% **, 6/25/2035                               1,355,000     1,331,253
    "2A4", Series 2005-AR10, 4.111% **, 6/25/2035                                  213,086       209,007
    "B1", Series 2005-AR12, 4.327% **, 7/25/2035                                   938,901       906,223
    "4A2", Series 2005-AR16, 4.993%, 10/25/2035                                  1,470,000     1,469,081
----------------------------------------------------------------------------------------------------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $39,503,722)   39,037,359

----------------------------------------------------------------------------------------------------------
    Collateralized Mortgage Obligations 5.0%
----------------------------------------------------------------------------------------------------------

Fannie Mae Whole Loan:
    "3A2B", Series 2003-W10, 3.056%, 7/25/2037                                     680,309       675,344
    "1A3", Series 2004-W1, 4.49%, 11/25/2043                                       841,154       839,033
    "1A3", Series 2003-W18, 4.732%, 8/25/2043                                      129,009       128,781
    "1A3", Series 2003-W19, 4.783%, 11/25/2033                                     645,717       643,046
    "1A1", Series 2004-W15, 6.0%, 8/25/2044                                      1,255,206     1,276,624
Federal Home Loan Mortgage Corp.:
    "YN", Series 2852, 3.75%, 6/15/2024                                            410,000       399,179
    "NB", Series 2750, 4.0%, 12/15/2022                                          1,558,000     1,532,488
    "ME", Series 2691, 4.5%, 4/15/2032                                              35,000        33,717
    "QC", Series 2836, 5.0%, 9/15/2022                                           2,220,000     2,229,012
    "TK", Series 2693, 5.0%, 8/15/2027                                           1,655,000     1,669,130
    "BG", Series 2640, 5.0%, 2/15/2032                                             510,000       500,609
    "JD", Series 2778, 5.0%, 12/15/2032                                            290,000       284,980
    "EG", Series 2836, 5.0%, 12/15/2032                                            455,000       443,243
    "TE", Series 2780, 5.0%, 1/15/2033                                           1,685,000     1,655,797
    "PD", Series 2783, 5.0%, 1/15/2033                                             975,000       952,493
    "NE", Series 2802, 5.0%, 2/15/2033                                             460,000       451,583
    "PD", Series 2893, 5.0%, 2/15/2033                                             370,000       363,558
    "OG", Series 2889, 5.0%, 5/15/2033                                           2,115,000     2,046,890
    "PE", Series 2898, 5.0%, 5/15/2033                                           1,715,000     1,694,173
    "XD", Series 2941, 5.0%, 5/15/2033                                           1,830,000     1,774,538
    "BG", Series 2869, 5.0%, 7/15/2033                                             213,000       208,756
    "PD", Series 2939, 5.0%, 7/15/2033                                           1,105,000     1,071,819
    "JG", Series 2937, 5.0%, 8/15/2033                                           1,705,000     1,653,884
    "KD", Series 2915, 5.0%, 9/15/2033                                           1,177,000     1,141,156
    "ND", Series 2938, 5.0%, 10/15/2033                                            170,000       164,907
    "KG", Series 2987, 5.0%, 12/15/2034                                          1,360,000     1,319,280
    "PE", Series 2512, 5.5%, 2/15/2022                                             420,000       430,754
    "BD", Series 2453, 6.0%, 5/15/2017                                           1,995,688     2,047,558
    "Z", Series 2173, 6.5%, 7/15/2029                                               73,946        76,311
    "H", Series 2278, 6.5%, 1/15/2031                                               58,703        59,451
Federal National Mortgage Association:
    "TU", Series 2003-122, 4.0%, 5/25/2016                                         350,000       346,658
    "WB", Series 2003-106, 4.5%, 10/25/2015                                      1,870,000     1,862,018
    "NE", Series 2004-52, 4.5%, 7/25/2033                                        1,118,000     1,073,764
    "PE", Series 2005-44, 5.0%, 7/25/2033                                          365,000       353,698
    "QD", Series 2005-29, 5.0%, 8/25/2033                                          760,000       740,339
    "EG", Series 2005-22, 5.0%, 11/25/2033                                       1,042,000     1,016,685
    "PM", Series 2001-60, 6.0%, 3/25/2030                                          271,745       272,643
    "HM", Series 2002-36, 6.5%, 12/25/2029                                          59,650        59,881
    "A1", Series 2002-93, 6.5%, 3/25/2032                                          306,231       311,957
    "C", Series 1997-M5, 6.74%, 8/25/2007                                          390,000       402,211
Government National Mortgage Association, "PD", Series 2004-30, 5.0%,            1,115,000     1,094,777
    2/20/2033
----------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $35,709,689)                    35,302,725

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 1.7%
----------------------------------------------------------------------------------------------------------

Brockton, MA, General Obligation, Economic Development, Series A, 6.45%,           560,000       613,614
    5/1/2017 (c)
Broward County, FL, Airport Revenue, Airport Systems Revenue, Series J-2,        1,000,000     1,028,740
    6.13%, 10/1/2007 (c)
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue,         510,000       515,574
    ETM, 144A, 5.0%, 8/1/2015
Hoboken, NJ, General Obligation, Series B, 3.8%, 1/1/2008 (c)                      270,000       266,895
Illinois, Higher Education Revenue, Educational Facilities Authority,            1,000,000     1,128,460
    Series C, 7.1%, 7/1/2012 (c)
Jersey City, NJ, Water & Sewer Revenue, Municipal Utilities Authority,             385,000       383,868
    Water Revenue, Series B, 4.91%, 5/15/2015 (c)
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A,           215,000       217,021
    5.2%, 12/1/2013
Mashantucket, CT, Special Assessment Revenue, Western Pequot Tribe Special       1,285,000     1,371,648
    Revenue, Series A, 6.57%, 9/1/2013 (c)
Ohio, Sales & Special Tax Revenue, 7.6%, 10/1/2016 (c)                           1,000,000     1,048,160
Passaic County, NJ, County General Obligation, 5.0%, 2/15/2017 (c)               1,120,000     1,134,202
Texas, American Campus Properties Student Housing Financing Ltd, 6.125%,         1,040,000     1,126,424
    8/1/2023 (c)
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%,            1,185,000     1,201,898
    4/1/2018 (c)
Washington, State Economic Development Finance Authority Revenue, CSC            1,840,000     1,741,008
    Tacoma LLC Project, Series A, 3.5%, 10/1/2010 (c)
Yazoo County, MS, Sales & Special Tax Revenue, Series B, 4.3%, 9/1/2010 (c)        355,000       349,242
----------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $12,033,473)                              12,126,754

----------------------------------------------------------------------------------------------------------
    Government National Mortgage Association 0.3%
----------------------------------------------------------------------------------------------------------

Government National Mortgage Association,  6.0%, with various maturities         2,262,229     2,310,637
    from 7/20/2034 until 8/20/2034 (Cost $2,328,135)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 5.4%
----------------------------------------------------------------------------------------------------------

US Treasury Bill, 3.31% ***, 10/20/2005 (d)                                        260,000       259,556
US Treasury Bond:
    6.0%, 2/15/2026                                                              4,290,000     5,059,519
    7.5%, 11/15/2016                                                               176,000       222,764
US Treasury Note:
    3.375%, 2/15/2008                                                           13,141,000    12,903,844
    3.625%, 7/15/2009                                                           10,837,000    10,618,992
    4.75%, 5/15/2014                                                             3,300,000     3,399,772
    5.0%, 8/15/2011                                                              5,445,000     5,657,911
----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $38,034,535)                                              38,122,358

                                                                                  Shares       Value ($)
                                                                          ---------------------------------

    Other Investments 0.0%
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029  (Cost $188,124)                       260,000       200,200

    Cash Equivalents 4.8%
Scudder Cash Management QP Trust, 3.74%  (e)                                    33,647,298    33,647,298
  (Cost $33,647,298)
                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 634,163,050)                                       100.4    708,445,738
Other Assets and Liabilities, Net                                                      (0.4)    (2,970,253)
----------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0    705,475,485

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                         Maturity                           Acquistion
Security                     Coupon      Date          Principal Amount      Cost ($)           Value ($)
----------------------------------------------------------------------------------------------------------
Intermet Corp                      9.75     6/15/2009       25,000  USD          10,250            8,375
----------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.            12.0    10/15/2010      259,204  USD          22,972           23,328
----------------------------------------------------------------------------------------------------------
                                                                         $       33,222  $        31,703

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

***  Annualized yield at time of purchase; not a coupon rate.

(a)  Principal amount stated in US dollars unless otherwise noted.

(b)  Mortgage dollar rolls included.


(c) Bond is insured by one of these companies.

                                              As a % of Total Investment
Insurance  Coverage                                            Portfolio
-------------------------------------------------------------------------
Ambac Financial Group                                               0.5%
-------------------------------------------------------------------------
Financial Guarantee Insurance                                       0.1%
Company
-------------------------------------------------------------------------
Financial Security Assurance, Inc.                                  0.5%
-------------------------------------------------------------------------
MBIA Corp.                                                          0.5%
-------------------------------------------------------------------------

(d) At September 30, 2005, this security has been pledged to cover, in whole or part, initial margin requirements for open futures contracts.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At September 30, 2005, open futures contracts purchased were as follows:

                                                    Aggregated
                   Expiration                          Face                                    Unrealized
   Futures            Date         Contracts         Value ($)           Value ($)          Depreciation ($)
--------------------------------------------------------------------------------------------------------------
Russell 2000
Index              12/15/2005              3         1,012,464             1,008,150               (4,314)
--------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS      Argentian Peso       EUR     Euro             MXN        Mexican Peso
--------------------------------------------------------------------------------
PLN      Polish Zloty         UYU     Uruguayan Peso
--------------------------------------------------------------------------------

Investment Portfolio                                as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------


Scudder Variable Series II SVS Davis Venture Value Portfolio

                                                               Shares      Value ($)
                                                     ---------------------------------

-----------------------------------------------------------------------------------------
    Common Stocks 99.7%
-----------------------------------------------------------------------------------------

Consumer Discretionary 8.3%

Automobiles 0.9%
Harley-Davidson, Inc. (a)                                      68,300     3,308,452

Diversified Consumer Services 1.5%
H&R Block, Inc. (a)                                           232,000     5,563,360

Household Durables 0.2%
Hunter Douglas NV                                              11,263       536,313

Internet & Catalog Retail 0.4%
Expedia, Inc.* (a)                                             33,900       671,559
IAC/InterActiveCorp.* (a)                                      33,900       859,365
                                                                        -----------
                                                                          1,530,924

Media 4.7%
Comcast Corp. Special "A"*                                    383,200    11,028,496
Gannett Co., Inc.                                              22,500     1,548,675
Lagardere S.C.A                                                54,700     3,882,016
WPP Group PLC (ADR) (a)                                        20,700     1,058,184
                                                                        -----------
                                                                         17,517,371

Specialty Retail 0.6%
AutoZone, Inc.* (a)                                            27,400     2,281,050

Consumer Staples 14.6%

Beverages 2.1%
Diageo PLC (ADR) (a)                                           83,300     4,832,233
Heineken Holding NV                                            98,200     2,895,070
                                                                        -----------
                                                                          7,727,303

Food & Staples Retailing 5.0%
Costco Wholesale Corp.                                        329,300    14,189,537
Wal-Mart Stores, Inc.                                         102,000     4,469,640
                                                                        -----------
                                                                         18,659,177

Food Products 0.9%
The Hershey Co.                                                58,100     3,271,611

Personal Products 0.8%
Avon Products, Inc.                                           109,800     2,964,600

Tobacco 5.8%
Altria Group, Inc.                                            290,600    21,420,126

Energy 12.1%

Energy Equipment & Services 0.9%
Transocean, Inc.*                                              53,600     3,286,216

Oil, Gas & Consumable Fuels 11.2%
ConocoPhillips                                                170,720    11,935,035
Devon Energy Corp.                                            154,900    10,632,336
EOG Resources, Inc. (a)                                       132,200     9,901,780
Occidental Petroleum Corp.                                    105,800     9,038,494
                                                                        -----------
                                                                         41,507,645

Financials 43.9%

Banks 10.1%
Fifth Third Bancorp. (a)                                       77,400     2,842,902
Golden West Financial Corp.                                   181,400    10,773,346
HSBC Holdings PLC                                             736,687    11,915,203
Lloyds TSB Group PLC (ADR) (a)                                 77,800     2,585,294
Wells Fargo & Co.                                             154,600     9,054,922
                                                                        -----------
                                                                         37,171,667

Capital Markets 0.8%
Morgan Stanley                                                 43,500     2,346,390
State Street Corp.                                             15,500       758,260
                                                                        -----------
                                                                          3,104,650

Consumer Finance 6.5%
American Express Co.                                          366,600    21,057,504
Takefuji Corp.                                                 37,900     2,954,678
                                                                        -----------
                                                                         24,012,182

Diversified Financial Services 7.7%
Citigroup, Inc.                                               216,700     9,864,184
JPMorgan Chase & Co.                                          361,384    12,261,759
Moody's Corp.                                                  96,400     4,924,112
Principal Financial Group, Inc. (a)                            30,300     1,435,311
                                                                        -----------
                                                                         28,485,366

Insurance 17.2%
American International Group, Inc.                            287,400    17,807,304
Aon Corp. (a)                                                  98,800     3,169,504
Berkshire Hathaway, Inc. "B"* (a)                               5,005    13,668,655
Chubb Corp.                                                    13,100     1,173,105
Loews Corp.                                                    89,100     8,233,731
Markel Corp.* (a)                                                 900       297,450
Marsh & McLennan Companies, Inc.                               96,900     2,944,791
Progressive Corp.                                             109,300    11,451,361
Sun Life Financial, Inc.                                       18,200       682,318
Transatlantic Holdings, Inc. (a)                               72,237     4,117,509
                                                                        -----------
                                                                         63,545,728

Real Estate 1.6%
CenterPoint Properties Corp. (REIT) (a)                       131,600     5,895,680

Health Care 4.8%

Health Care Providers & Services 3.6%
Cardinal Health, Inc. (a)                                      68,500     4,345,640
Caremark Rx, Inc.*                                             75,900     3,789,687
HCA, Inc.                                                     109,200     5,232,864
                                                                        -----------
                                                                         13,368,191

Pharmaceuticals 1.2%
Eli Lilly & Co.                                                55,700     2,981,064
Novartis AG (Registered)                                       28,500     1,445,309
                                                                        -----------
                                                                          4,426,373

Industrials 7.6%

Air Freight & Logistics 0.6%
United Parcel Service, Inc. "B"                                34,800     2,405,724

Commercial Services & Supplies 3.1%
China Merchants Holdings International Co., Ltd               638,000     1,422,831
Cosco Pacific Ltd.                                            554,000     1,078,384
D&B Corp.*                                                     49,900     3,286,913
Iron Mountain, Inc.* (a)                                      157,500     5,780,250
                                                                        -----------
                                                                         11,568,378

Industrial Conglomerates 3.7%
Tyco International Ltd.                                       488,962    13,617,592

Road & Rail 0.2%
Kuehne & Nagel International AG (Registered)                    2,300       568,537

Information Technology 3.2%

Communications Equipment 0.3%
Nokia Oyj (ADR)                                                62,600     1,058,566

Computers & Peripherals 1.5%
Hewlett-Packard Co.                                            82,700     2,414,840
Lexmark International, Inc. "A"*                               53,400     3,260,070
                                                                        -----------
                                                                          5,674,910

Software 1.4%
Microsoft Corp.                                               192,500     4,953,025

Materials 4.1%

Construction Materials 1.8%
Martin Marietta Materials, Inc. (a)                            42,500     3,334,550
Vulcan Materials Co. (a)                                       44,400     3,294,924
                                                                        -----------
                                                                          6,629,474

Containers & Packaging 2.3%
Sealed Air Corp.* (a)                                         175,900     8,348,214

Telecommunication Services 1.1%

Diversified Telecommunication Services 0.7%
NTL, Inc.* (a)                                                 13,200       881,760
Telewest Global, Inc.*                                         66,900     1,535,355
                                                                        -----------
                                                                          2,417,115

Wireless Telecommunication Services 0.4%
SK Telecom Co., Ltd. (ADR) (a)                                 71,600     1,563,744
-----------------------------------------------------------------------------------------
Total Common Stocks (Cost $286,347,366)                                 368,389,264

-----------------------------------------------------------------------------------------
    Securities Lending Collateral 11.7%
-----------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)    43,024,091    43,024,091
  (Cost $43,024,091)

-----------------------------------------------------------------------------------------
    Cash Equivalents 0.7%
-----------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                2,725,981     2,725,981
  (Cost $2,725,981)
                                                               % of
                                                         Net Assets      Value ($)
                                                        ---------------------------
Total Investment Portfolio (Cost $ 332,097,438)               112.1     414,139,336
Other Assets and Liabilities, Net                             (12.1)    (44,636,411)
 ----------------------------------------------------------------------------------
Net Assets                                                    100.0     369,502,925

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $42,145,881, which is 11.4% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Investment Portfolio                                  September 30, 2005  (Unaudited)
-------------------------------------------------------------------------------------


Scudder Variable Series II SVS Dreman Financial Services Portfolio

                                                              Shares      Value ($)
                                                          ---------------------------

-------------------------------------------------------------------------------------
    Common Stocks 99.8%
-------------------------------------------------------------------------------------

Energy 4.1%

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.                                        7,100       679,825
Apache Corp.                                                    9,100       684,502
ConocoPhillips                                                 59,200     4,138,672
                                                                        -----------
                                                                          5,502,999

Financials 95.7%

Banks 41.1%
Bank of America Corp.                                         231,820     9,759,622
Fifth Third Bancorp                                            50,000     1,836,500
Hudson City Bancorp., Inc.                                     39,300       467,670
Independence Community Bank Corp.                              14,400       490,896
KeyCorp                                                       157,955     5,094,049
Marshall & Ilsley Corp.                                        50,400     2,192,904
Mercantile Bankshares Corp.                                    12,900       695,052
National Bank of Canada                                        90,350     4,677,993
National City Corp.                                            78,431     2,622,732
PNC Financial Services Group, Inc.                             53,840     3,123,797
Regions Financial Corp.                                        67,172     2,090,393
Sovereign Bancorp, Inc.                                       101,775     2,243,121
US Bancorp                                                    159,520     4,479,321
Wachovia Corp.                                                 71,940     3,423,624
Washington Mutual, Inc.                                       238,832     9,366,991
Wells Fargo & Co.                                              41,210     2,413,670
                                                                        -----------
                                                                         54,978,335

Capital Markets 13.5%
Bear Stearns Companies, Inc.                                   18,840     2,067,690
Franklin Resources, Inc.                                       18,910     1,587,684
Lehman Brothers Holdings, Inc.                                 18,900     2,201,472
Mellon Financial Corp.                                        108,900     3,481,533
Morgan Stanley                                                112,880     6,088,747
The Goldman Sachs Group, Inc.                                  21,500     2,613,970
                                                                        -----------
                                                                         18,041,096

Consumer Finance 3.1%
American Express Co.                                           72,450     4,161,528

Diversified Financial Services 24.2%
CIT Group, Inc.                                                57,690     2,606,434
Citigroup, Inc.                                               115,500     5,257,560
Fannie Mae                                                    190,180     8,523,868
Freddie Mac                                                   147,605     8,333,778
Friedman, Billings, Ramsey Group, Inc. "A" (a)                117,700     1,199,363
JPMorgan Chase & Co.                                          138,524     4,700,119
The PMI Group, Inc.                                            44,500     1,774,215
                                                                        -----------
                                                                         32,395,337

Insurance 12.7%
Allstate Corp.                                                 33,995     1,879,584
American International Group, Inc.                            195,573    12,117,703
Chubb Corp.                                                    20,630     1,847,417
Prudential Financial, Inc.                                     16,290     1,100,552
                                                                        -----------
                                                                         16,945,256

Real Estate 1.1%
Novastar Financial, Inc. (REIT) (a)                            44,800     1,477,952
-------------------------------------------------------------------------------------
Total Common Stocks (Cost $111,392,613)                                 133,502,503

-------------------------------------------------------------------------------------
    Securities Lending Collateral 1.8%
-------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)     2,487,825     2,487,825
  (Cost $2,487,825)

-------------------------------------------------------------------------------------
    Cash Equivalents 0.1%
-------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                   75,426        75,426
  (Cost $75,426)
                                                               % of
                                                         Net Assets      Value ($)
                                                    -------------------------------
Total Investment Portfolio (Cost $ 113,955,864)               101.7     136,065,754
Other Assets and Liabilities, Net                              (1.7)     (2,254,427)
 ----------------------------------------------------------------------------------
Net Assets                                                    100.0     133,811,327

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $2,430,750 which is 1.8% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust



    The accompanying notes are an integral part of the financial statements.

Investment Portfolio                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------


Scudder Variable Series II SVS Dreman High Return Equity Portfolio

                                                                Shares      Value ($)
                                                             ---------------------------

----------------------------------------------------------------------------------------
    Common Stocks 92.1%
----------------------------------------------------------------------------------------

Consumer Discretionary 5.9%

Automobiles 0.4%
Ford Motor Co.                                                345,000     3,401,700

Multiline Retail 1.0%
Federated Department Stores, Inc.                             129,505     8,659,998

Specialty Retail 4.5%
Borders Group, Inc.                                           712,900    15,804,993
Home Depot, Inc.                                              388,455    14,815,674
Staples, Inc.                                                 501,247    10,686,586
                                                                        -----------
                                                                         41,307,253

Consumer Staples 17.5%

Food & Staples Retailing 0.7%
Safeway, Inc.                                                 232,650     5,955,840

Tobacco 16.8%
Altria Group, Inc.                                          1,121,820    82,689,352
Imperial Tobacco Group PLC (ADR)                               95,145     5,532,682
Reynolds American, Inc. (a)                                   235,573    19,557,271
Universal Corp.                                               266,570    10,350,913
UST, Inc.                                                     816,640    34,184,550
                                                                        -----------
                                                                        152,314,768

Energy 21.6%

Energy Equipment & Services 0.2%
Transocean, Inc.*                                              22,400     1,373,344

Oil, Gas & Consumable Fuels 21.4%
Anadarko Petroleum Corp.                                       47,500     4,548,125
Apache Corp.                                                  147,100    11,064,862
Burlington Resources, Inc.                                    163,500    13,295,820
Chevron Corp.                                                 562,860    36,433,928
ConocoPhillips                                                931,646    65,131,372
Devon Energy Corp.                                            514,600    35,322,144
El Paso Corp.                                                 846,510    11,766,489
EnCana Corp.                                                   66,200     3,860,122
Kerr-McGee Corp.                                                2,928       284,338
Occidental Petroleum Corp.                                    148,700    12,703,441
                                                                        -----------
                                                                        194,410,641

Financials 25.0%

Banks 11.0%
Bank of America Corp.                                         521,636    21,960,876
KeyCorp                                                       294,000     9,481,500
PNC Financial Services Group, Inc.                            169,300     9,822,786
Sovereign Bancorp, Inc.                                       493,600    10,878,944
US Bancorp                                                    265,700     7,460,856
Wachovia Corp.                                                140,000     6,662,600
Washington Mutual, Inc.                                       854,175    33,500,743
                                                                        -----------
                                                                         99,768,305

Capital Markets 0.0%
Piper Jaffray Companies, Inc.*                                  1,071        31,980

Diversified Financial Services 11.4%
CIT Group, Inc.                                                89,100     4,025,538
Citigroup, Inc.                                               134,600     6,126,992
Fannie Mae                                                    894,873    40,108,208
Freddie Mac                                                   853,641    48,196,571
JPMorgan Chase & Co.                                          132,864     4,508,075
                                                                        -----------
                                                                        102,965,384

Insurance 2.6%
American International Group, Inc.                            331,300    20,527,348
The St. Paul Travelers Companies, Inc.                         70,605     3,168,047
                                                                        -----------
                                                                         23,695,395

Health Care 16.1%

Health Care Equipment & Supplies 0.7%
Becton, Dickinson & Co.                                       111,555     5,848,829
Fisher Scientific International, Inc.*                          1,900       117,895
                                                                        -----------
                                                                          5,966,724

Health Care Providers & Services 9.6%
AmerisourceBergen Corp.                                       218,000    16,851,400
Cardinal Health, Inc.                                         119,400     7,574,736
HCA, Inc.                                                     296,200    14,193,904
Laboratory Corp. of America Holdings*                         343,075    16,711,183
Medco Health Solutions, Inc.*                                 316,434    17,350,076
Quest Diagnostics, Inc.                                       291,100    14,712,194
                                                                        -----------
                                                                         87,393,493

Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.                                      875,560    21,065,974
Merck & Co., Inc.                                             360,195     9,800,906
Pfizer, Inc.                                                  633,230    15,811,753
Schering-Plough Corp.                                         134,905     2,839,750
Wyeth                                                          75,775     3,506,109
                                                                        -----------
                                                                         53,024,492

Industrials 3.4%

Air Freight & Logistics 0.4%
FedEx Corp.                                                    45,000     3,920,850

Industrial Conglomerates 3.0%
3M Co.                                                        111,600     8,186,976
General Electric Co.                                          209,350     7,048,815
Tyco International Ltd.                                       415,005    11,557,889
                                                                        -----------
                                                                         26,793,680

Information Technology 2.6%

IT Consulting & Services
Electronic Data Systems Corp.                               1,059,440    23,773,833

Utilities 0.0%

Multi-Utilities
NiSource, Inc.                                                  5,303       128,598
----------------------------------------------------------------------------------------
Total Common Stocks (Cost $655,529,564)                   834,886,278

----------------------------------------------------------------------------------------
    Securities Lending Collateral 1.8%
----------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)    16,443,200    16,443,200
  (Cost $16,443,200)

----------------------------------------------------------------------------------------
    Cash Equivalents 7.7%
----------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)               70,367,030    70,367,030
  (Cost $70,367,030)
                                                                  % of
                                                            Net Assets      Value ($)
                                                           ---------------------------
Total Investment Portfolio (Cost $ 742,339,794)                  101.6     921,696,508
Other Assets and Liabilities, Net                                 (1.6)    (14,804,868)
 -------------------------------------------------------------------------------------
Net Assets                                                       100.0     906,891,640

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $15,955,640 which is 1.8% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

     At September 30, 2005, open futures contracts purchased were as follows:

                                                  Aggregated
                   Expiration                        Face                                  Net Unrealized
    Futures           Date        Contracts        Value ($)           Value ($)           Appreciation ($)
 ----------------------------------------------------------------------------------------------------------

S&P 500 Index      12/15/2005           189        57,409,888            58,320,675              910,787

-----------------------------------------------------------------------------------------------------------

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II SVS Dreman Small Cap Value Portfolio
                                                                                  Shares      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 95.7%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 3.0%

Hotels Restaurants & Leisure 0.5%
Alliance Gaming Corp.*                                                            147,900     1,604,715
CBRL Group, Inc.                                                                   40,600     1,366,596
                                                                                            -----------
                                                                                              2,971,311

Leisure Equipment & Products 0.5%
Lakes Entertainment, Inc.*                                                        308,700     3,102,435

Specialty Retail 0.5%
Mettler-Toledo International, Inc.*                                                55,400     2,824,292

Textiles, Apparel & Luxury Goods 1.5%
DHB Industries, Inc*                                                              419,200     1,756,448
Phillips-Van Heusen Corp.                                                         110,200     3,418,404
Wolverine World Wide, Inc.                                                        152,850     3,217,492
                                                                                            -----------
                                                                                              8,392,344

Consumer Staples 3.1%

Food & Staples Retailing 0.2%
B&G Foods, Inc.                                                                    76,300       965,195
Centerplate, Inc. (IDS)                                                            20,700       245,295
                                                                                            -----------
                                                                                              1,210,490

Food Products 2.2%
Chiquita Brands International, Inc.                                               218,100     6,095,895
Ralcorp Holdings, Inc.                                                            152,600     6,396,992
                                                                                            -----------
                                                                                             12,492,887

Tobacco 0.7%
Universal Corp.                                                                    41,200     1,599,796
Vector Group Ltd.                                                                 117,155     2,344,267
                                                                                            -----------
                                                                                              3,944,063

Energy 16.4%

Energy Equipment & Services 7.5%
Atwood Oceanics, Inc.*                                                             15,500     1,305,255
Cal Dive International, Inc.*                                                      48,600     3,081,726
Grant Prideco, Inc.*                                                              228,200     9,276,330
Grey Wolf, Inc.*                                                                  445,200     3,753,036
Lone Star Technologies, Inc.*                                                      53,000     2,946,270
Matrix Service Co.*                                                               159,200     1,281,560
Offshore Logistics, Inc.*                                                          53,500     1,979,500
Oil States International, Inc.*                                                   169,200     6,143,652
Patterson-UTI Energy, Inc.                                                        205,800     7,425,264
Superior Energy Services, Inc.*                                                   209,300     4,832,737
Universal Compression Holdings, Inc.*                                              30,300     1,205,031
                                                                                            -----------
                                                                                             43,230,361

Oil, Gas & Consumable Fuels 8.9%
ATP Oil & Gas Corp.*                                                               63,000     2,068,920
Bronco Drilling Co., Inc.*                                                          9,300       256,215
Carrizo Oil & Gas, Inc.*                                                          161,400     4,729,020
CNX Gas Corp. 144A*                                                               111,900     2,293,950
Compton Petroleum Corp.*                                                          311,900     4,212,327
Delta Petroleum Co., Inc.*                                                        111,600     2,183,164
Denbury Resources, Inc.*                                                           40,100     2,022,644
Energy Partners Ltd.*                                                              35,000     1,092,700
Frontier Oil Corp.                                                                 35,100     1,556,685
Global Industries Ltd.*                                                           281,100     4,143,414
Holly Corp.                                                                        24,600     1,573,908
Petrohawk Energy Corp.*                                                           438,000     6,311,580
PetroQuest Energy, Inc.*                                                          323,200     3,374,208
Pioneer Drilling Co.*                                                             357,300     6,974,496
Range Resources Corp.                                                             117,200     4,525,092
Rosetta Resources, Inc. 144A*                                                     130,700     2,483,300
Vintage Petroleum, Inc.                                                            22,300     1,018,218
                                                                                            -----------
                                                                                             50,819,841

Financials 17.5%

Banks 3.7%
BankAtlantic Bancorp., Inc. "A"                                                   150,700     2,560,393
Centennial Bank Holdings, Inc.*                                                   400,000     4,092,000
IndyMac Bancorp., Inc.                                                             59,950     2,372,821
International Bancshares Corp.                                                     58,625     1,741,163
NewAlliance Bancshares, Inc.                                                      255,200     3,736,128
PFF Bancorp., Inc.                                                                 81,500     2,466,190
Provident Bankshares Corp.                                                         49,350     1,716,393
R & G Financial Corp. "B"                                                          72,900     1,002,375
Sterling Financial Corp.*                                                          73,773     1,663,581
                                                                                            -----------
                                                                                             21,351,044

Diversified Financial Services 1.3%
CBRE Realty Finance, Inc. 144A*                                                   200,000     3,000,000
CMET Finance Holdings, Inc.*                                                        7,200       216,000
Hercules Technology Growth Capital, Inc.*                                          83,000     1,058,250
NGP Capital Resources Co.                                                          32,263       485,881
Peoples Choice Financial Corp.*                                                   229,900     1,816,210
Prospect Energy Corp.                                                              79,071     1,055,598
                                                                                            -----------
                                                                                              7,631,939

Insurance 4.3%
Endurance Specialty Holdings Ltd.                                                  93,600     3,192,696
Meadowbrook Insurance Group, Inc.*                                                531,100     2,974,160
Montpelier Re Holdings Ltd.                                                        37,300       926,905
ProCentury Corp.                                                                  282,400     2,891,776
Selective Insurance Group, Inc.                                                   131,200     6,415,680
Specialty Underwriters' Alliance, Inc.*                                           292,437     2,389,210
Tower Group, Inc.                                                                 240,400     3,634,848
Triad Guaranty, Inc.*                                                              51,100     2,004,142
                                                                                            -----------
                                                                                             24,429,417

Real Estate 8.2%
Aames Investment Corp. (REIT)                                                     296,800     1,863,904
Capital Lease Funding, Inc. (REIT)                                                164,000     1,697,400
Feldman Mall Properties, Inc. (REIT)                                              150,500     1,956,500
Fieldstone Investment Corp. (REIT)                                                217,300     2,533,718
Jer Investors Trust, Inc. (REIT)*                                                  74,600     1,347,276
KKR Financial Corp. (REIT)                                                        491,150    10,923,176
Newcastle Investment Corp. (REIT)                                                 221,300     6,174,270
Novastar Financial, Inc. (REIT)                                                   441,200    14,555,188
Thomas Properties Group, Inc. (REIT)                                              229,100     2,980,591
Vintage Wine Trust, Inc. (REIT) 144A                                              280,700     2,807,000
                                                                                            -----------
                                                                                             46,839,023

Health Care 8.2%

Biotechnology 1.6%
Charles River Laboratories International, Inc.*                                   130,800     5,705,496
Serologicals Corp.*                                                               165,300     3,729,168
                                                                                            -----------
                                                                                              9,434,664

Health Care Equipment & Supplies 1.1%
Millipore Corp.*                                                                   60,700     3,817,423
PerkinElmer, Inc.                                                                 108,400     2,208,108
                                                                                            -----------
                                                                                              6,025,531

Health Care Providers & Services 4.6%
Allied Healthcare International, Inc.*                                            439,000     2,480,350
Hanger Orthopedic Group, Inc.*                                                    217,900     1,677,830
Kindred Healthcare, Inc.*                                                          54,200     1,615,160
LabOne, Inc.*                                                                      52,500     2,283,750
LifePoint Hospitals, Inc.*                                                         52,068     2,276,934
Medco Health Solutions, Inc.*                                                      45,718     2,506,718
Odyssey Healthcare, Inc.*                                                         255,200     4,330,744
Option Care, Inc.                                                                 138,500     2,027,640
Pediatrix Medical Group, Inc.*                                                     46,700     3,587,494
Triad Hospitals, Inc.*                                                             84,500     3,825,315
                                                                                            -----------
                                                                                             26,611,935

Pharmaceuticals 0.9%
Par Pharmaceutical Companies, Inc.*                                               150,500     4,006,310
Perrigo Co.                                                                        90,000     1,287,900
                                                                                            -----------
                                                                                              5,294,210

Industrials 23.2%

Aerospace & Defense 4.7%
Applied Signal Technology, Inc.                                                   147,000     2,804,760
ARGON ST, Inc.*                                                                    37,700     1,106,118
CAE, Inc.                                                                         707,800     4,791,806
DRS Technologies, Inc.                                                             81,200     4,008,032
EDO Corp.                                                                          90,700     2,723,721
GenCorp, Inc.*                                                                    207,000     3,860,550
Herley Industries, Inc.*                                                          141,800     2,641,734
K&F Industries Holdings, Inc.*                                                    112,700     1,885,471
Precision Castparts Corp.                                                           8,800       467,280
Triumph Group, Inc.*                                                               68,500     2,546,145
                                                                                            -----------
                                                                                             26,835,617

Building Products 0.8%
Levitt Corp. "A"                                                                   99,000     2,271,060
NCI Building Systems, Inc.*                                                        52,600     2,145,554
                                                                                            -----------
                                                                                              4,416,614

Commercial Services & Supplies 2.6%
Clean Harbors, Inc.*                                                               49,500     1,680,525
Covanta Holding Corp*                                                             269,400     3,618,042
Duratek, Inc.*                                                                    242,200     4,427,416
Nobel Learning Communities, Inc.*                                                 121,300     1,135,368
WCA Waste Corp.*                                                                  469,700     3,964,268
                                                                                            -----------
                                                                                             14,825,619

Construction & Engineering 4.8%
EMCOR Group, Inc.*                                                                 83,600     4,957,480
Foster Wheeler Ltd.*                                                              192,350     5,941,691
Granite Construction, Inc.                                                         67,000     2,562,080
Infrasource Services, Inc.*                                                        99,600     1,449,180
URS Corp.*                                                                        187,800     7,585,242
Washington Group International, Inc.*                                              98,300     5,297,387
                                                                                            -----------
                                                                                             27,793,060

Electrical Equipment 2.3%
General Cable Corp.*                                                              534,600     8,981,280
Genlyte Group, Inc.*                                                               52,000     2,500,160
Thomas & Betts Corp.*                                                              45,900     1,579,419
                                                                                            -----------
                                                                                             13,060,859

Machinery 4.0%
AGCO Corp.*                                                                       229,800     4,182,360
Harsco Corp.                                                                       75,400     4,943,978
Oshkosh Truck Corp.                                                                82,200     3,547,752
Terex Corp.*                                                                       81,100     4,008,773
Valmont Industries                                                                112,400     3,300,064
Watts Water Technologies, Inc. "A"                                                 96,200     2,775,370
                                                                                            -----------
                                                                                             22,758,297

Marine 1.0%
GulfMark Offshore, Inc.*                                                           81,000     2,613,870
Hornbeck Offshore Services, Inc.*                                                  84,500     3,095,235
                                                                                            -----------
                                                                                              5,709,105

Road & Rail 2.1%
Genesee & Wyoming, Inc.*                                                          112,850     3,577,345
Laidlaw International, Inc.                                                       186,400     4,505,288
RailAmerica, Inc.*                                                                139,900     1,664,810
Swift Transportation Co., Inc.*                                                   134,000     2,371,800
                                                                                            -----------
                                                                                             12,119,243

Trading Companies & Distributors 0.9%
Aviall, Inc.*                                                                      42,000     1,418,760
WESCO International, Inc.*                                                        121,100     4,101,657
                                                                                            -----------
                                                                                              5,520,417

Information Technology 7.6%

Computers & Peripherals 0.9%
Komag, Inc.*                                                                      154,500     4,937,820

Electronic Equipment & Instruments 3.1%
Aeroflex, Inc.*                                                                   400,900     3,752,424
Anixter International, Inc.*                                                      104,500     4,214,485
Plexus Corp.*                                                                     238,700     4,079,383
Scansource, Inc.*                                                                  73,300     3,572,642
Vishay Intertechnology, Inc.*                                                     176,800     2,112,760
                                                                                            -----------
                                                                                             17,731,694

IT Consulting & Services 1.1%
CACI International, Inc. "A"*                                                      47,600     2,884,560
Covansys Corp.*                                                                   221,300     3,531,948
                                                                                            -----------
                                                                                              6,416,508

Semiconductors & Semiconductor Equipment 0.7%
MKS Instruments, Inc.*                                                            105,500     1,817,765
OmniVision Technologies, Inc.*                                                     73,400       926,308
Ultratech, Inc.*                                                                   88,100     1,373,479
                                                                                            -----------
                                                                                              4,117,552

Software 1.8%
InPhonic, Inc.*                                                                   222,800     3,063,500
Motive, Inc.*                                                                      79,100       501,494
Sonic Solutions*                                                                  220,500     4,740,750
TIBCO Software, Inc.*                                                             255,400     2,135,144
                                                                                            -----------
                                                                                             10,440,888

Materials 9.0%

Chemicals 0.9%
Agrium, Inc.                                                                       99,100     2,177,227
Georgia Gulf Corp.                                                                 62,000     1,492,960
NOVA Chemicals Corp.                                                               46,400     1,707,520
                                                                                            -----------
                                                                                              5,377,707

Construction Materials 1.6%
Florida Rock Industries, Inc.                                                     110,542     7,084,637
Headwaters, Inc.*                                                                  55,000     2,057,000
                                                                                            -----------
                                                                                              9,141,637

Metals & Mining 6.5%
Aleris International, Inc.*                                                       188,200     5,166,090
Century Aluminum Co.*                                                              70,000     1,573,600
Goldcorp, Inc.                                                                    234,250     4,694,370
Metal Management, Inc.                                                             76,300     1,934,205
Northwest Pipe Co.*                                                               115,400     2,987,706
NS Group, Inc.*                                                                    88,600     3,477,550
Oregon Steel Mills, Inc.*                                                         190,800     5,323,320
Pan American Silver Corp.*                                                        202,500     3,576,150
RTI International Metals, Inc.*                                                   121,100     4,765,285
Uranium Resources, Inc.*                                                        1,921,700     1,479,709
Worthington Industries, Inc.                                                      118,700     2,496,261
                                                                                            -----------
                                                                                             37,474,246

Telecommunication Services 0.3%

Diversified Telecommunication Services
Alaska Communications Systems Group, Inc.                                         133,400     1,526,096

Utilities 7.4%

Electric Utilities 1.6%
Allegheny Energy, Inc.*                                                           181,700     5,581,824
Sierra Pacific Resources*                                                         250,500     3,719,925
                                                                                            -----------
                                                                                              9,301,749

Gas Utilities 2.7%
ONEOK, Inc.                                                                       128,200     4,361,364
Southern Union Co.*                                                               417,375    10,755,754
                                                                                            -----------
                                                                                             15,117,118

Independent Power Producers & Energy Traders 0.9%
Dynegy, Inc. "A"*                                                               1,125,700     5,302,047

Multi-Utilities 2.2%
CMS Energy Corp.*                                                                 106,200     1,746,990
Ormat Technologies, Inc.                                                          213,800     4,731,394
TECO Energy, Inc.                                                                 172,000     3,099,440
WPS Resources Corp.                                                                54,700     3,161,660
                                                                                            -----------
                                                                                             12,739,484
                                                                                            -----------
Total Common Stocks (Cost $424,455,495)                                                     549,269,164

                                                                               Principal
                                                                              Amount ($)      Value ($)
                                                                          ---------------------------------

    Corporate Bonds 1.3%

Utilities
Mirant Corp., 144A, 7.9%, 7/15/2009 * (Cost $3,522,500)                         6,000,000     7,305,000

                                                                                 Shares        Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Closed End Investment Company 0.7%
----------------------------------------------------------------------------------------------------------
Tortoise Energy Infrastructure Corp.  (Cost $3,297,205)                           132,100      4,174,360

----------------------------------------------------------------------------------------------------------
   Cash Equivalents 2.5%
----------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)                                   14,106,171    14,106,171
  (Cost $14,106,171)
                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 445,381,371)                                     100.2   574,854,695
Other Assets and Liabilities, Net                                                    (0.2)   (1,186,320)
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0   573,668,375

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                                                         Principal  Acquisition
Security                                    Coupon     Maturity Date     Amount($)   Cost ($)    Value ($)
-------------------------------------------------------------------------------------------------------------
Mirant Corp.                                 7.9%        7/15/2009         6,000,000  3,522,500  7,305,000
-------------------------------------------------------------------------------------------------------------

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

IDS: Income Deposit Security

REIT: Real Estate Investment Trust

Investment Portfolio                                as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------


Scudder Variable Series II SVS Janus Growth And Income Portfolio
                                                               Shares      Value ($)
                                                        ---------------------------------

-----------------------------------------------------------------------------------------
    Common Stocks 91.6%
-----------------------------------------------------------------------------------------

Consumer Discretionary 10.0%

Hotels Restaurants & Leisure 0.8%
Four Seasons Hotels Ltd. (a)                                   32,680     1,875,832

Household Durables 1.4%
Harman International Industries, Inc.                          14,615     1,494,676
NVR, Inc.*                                                      1,785     1,579,636
                                                                        -----------
                                                                          3,074,312

Leisure Equipment & Products 1.1%
Marvel Entertainment, Inc.* (a)                               135,902     2,428,569

Media 4.7%
British Sky Broadcasting Group PLC                            444,341     4,392,797
Clear Channel Communications, Inc.                            109,170     3,590,601
Comcast Corp. Special "A"*                                     75,625     2,176,488
Lamar Advertising Co.*                                          5,090       230,882
                                                                        -----------
                                                                         10,390,768

Specialty Retail 2.0%
Best Buy Co., Inc.                                             55,370     2,410,256
PETsMART, Inc.                                                 89,260     1,944,083
                                                                        -----------
                                                                          4,354,339

Consumer Staples 7.7%

Beverages 2.2%
PepsiCo, Inc.                                                  84,067     4,767,439

Food Products 1.9%
Dean Foods Co.*                                                80,550     3,130,173
TreeHouse Foods, Inc.* (a)                                     43,260     1,162,829
                                                                        -----------
                                                                          4,293,002

Household Products 2.4%
Procter & Gamble Co.                                           90,710     5,393,617

Tobacco 1.2%
Altria Group, Inc.                                             35,300     2,601,963

Energy 18.2%

Energy Equipment & Services 1.2%
Halliburton Co.                                                38,330     2,626,372

Oil, Gas & Consumable Fuels 17.0%
Amerada Hess Corp.                                             23,055     3,170,062
Apache Corp.                                                   20,495     1,541,634
EnCana Corp. (a)                                              120,273     7,013,119
EOG Resources, Inc.                                            22,200     1,662,780
ExxonMobil Corp.                                              157,250     9,991,665
Kinder Morgan, Inc.                                            27,420     2,636,707
Petro-Canada                                                   82,744     3,463,504
Suncor Energy, Inc.                                           135,203     8,190,103
                                                                        -----------
                                                                         37,669,574

Financials 6.8%

Banks 1.8%
Fifth Third Bancorp                                            26,290       965,632
US Bancorp                                                    103,887     2,917,147
                                                                        -----------
                                                                          3,882,779

Diversified Financial Services 5.0%
Citigroup, Inc.                                               159,708     7,269,908
JPMorgan Chase & Co.                                          112,325     3,811,187
                                                                        -----------
                                                                         11,081,095

Health Care 14.4%

Biotechnology 0.7%
Neurocrine Biosciences, Inc.* (a)                              32,180     1,582,934

Health Care Equipment & Supplies 0.4%
Align Technology, Inc.* (a)                                   120,340       808,685

Health Care Providers & Services 7.5%
Aetna, Inc.                                                    57,570     4,959,080
Caremark Rx, Inc.*                                             75,950     3,792,183
UnitedHealth Group, Inc.                                      138,580     7,788,196
                                                                        -----------
                                                                         16,539,459

Pharmaceuticals 5.8%
Eli Lilly & Co.                                                34,890     1,867,313
Pfizer, Inc.                                                   85,375     2,131,814
Roche Holding AG (Genusschein)                                 40,806     5,667,544
Sanofi-Aventis                                                 40,103     3,313,596
                                                                        -----------
                                                                         12,980,267

Industrials 8.2%

Aerospace & Defense 0.9%
Honeywell International, Inc.                                  55,540     2,082,750

Electrical Equipment 1.3%
Rockwell Automation, Inc.                                      52,660     2,785,714

Industrial Conglomerates 4.9%
General Electric Co.                                          135,415     4,559,423
Smiths Group PLC                                              127,661     2,159,365
Tyco International Ltd.                                       151,100     4,208,135
                                                                        -----------
                                                                         10,926,923

Road & Rail 1.1%
Canadian National Railway Co.                                  33,677     2,390,730

Information Technology 26.0%

Communications Equipment 2.6%
Cisco Systems, Inc.*                                          207,215     3,715,365
Nokia Oyj (ADR)                                               119,320     2,017,701
                                                                        -----------
                                                                          5,733,066

Computers & Peripherals 2.8%
Dell, Inc.*                                                    48,430     1,656,306
EMC Corp.*                                                     70,710       914,987
Hewlett-Packard Co.                                           122,180     3,567,656
                                                                        -----------
                                                                          6,138,949

Electronic Equipment & Instruments 3.2%
Samsung Electronics Co., Ltd. (GDR), 144A                      25,065     7,130,993

Internet Software & Services 2.0%
Yahoo!, Inc.*                                                 132,345     4,478,555

Semiconductors & Semiconductor Equipment 8.7%
Advanced Micro Devices, Inc.* (a)                             421,735    10,627,722
Linear Technology Corp.                                        69,840     2,625,285
Maxim Integrated Products, Inc.                                70,275     2,997,229
Texas Instruments, Inc.                                        92,570     3,138,123
                                                                        -----------
                                                                         19,388,359

Software 6.7%
Adobe Systems, Inc.                                            25,830       771,026
Electronic Arts, Inc.*                                         70,480     4,009,607
Microsoft Corp.                                               219,170     5,639,243
Oracle Corp.*                                                 350,490     4,342,571
                                                                        -----------
                                                                         14,762,447

Utilities 0.3%

Independent Power Producers & Energy Traders
AES Corp.*                                                     34,195       561,824
                                                                        -----------
Total Common Stocks (Cost $151,060,501)                                 202,731,316

-----------------------------------------------------------------------------------------
    Preferred Stocks 1.7%
-----------------------------------------------------------------------------------------

Consumer Discretionary 0.9%

Automobiles
Porsche AG                                                      2,476     1,903,755

Information Technology 0.8%

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.                                   4,350     1,892,573
                                                                        -----------
Total Preferred Stocks (Cost $2,256,132)                                  3,796,328

-----------------------------------------------------------------------------------------
    Convertible Preferred Stocks 4.9%
-----------------------------------------------------------------------------------------

Energy 1.1%
Amerada Hess Corp. 7.00%                                       20,700     2,423,970

Financials 3.8%
Lehman Brothers Holdings, Inc. 24.25%                          94,161     1,702,318
Morgan Stanley 14.0%, 144A                                    124,620       793,829
Morgan Stanley 7.25%                                           17,785       828,959
Morgan Stanley 14.3%, 144A                                     40,655     1,099,718
The Goldman Sachs Group, Inc. Series B, 9.65%                   6,865       731,946
The Goldman Sachs Group, Inc. 9.0%                             13,770     1,500,421
The Goldman Sachs Group, Inc. Series B, 10.6%                  20,465       907,725
XL Capital Ltd. 6.50%                                          43,500       993,105
                                                                        -----------
                                                                          8,558,021
-----------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $9,566,547)                     10,981,991

-----------------------------------------------------------------------------------------
    Securities Lending Collateral 8.9%
-----------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)    19,646,752    19,646,752
  (Cost $19,646,752)

    Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 3.74%  (d)                3,807,413     3,807,413
  (Cost $3,807,413)
                                                                % of
                                                          Net Assets      Value ($)
                                                         ---------------------------
Total Investment Portfolio (Cost $ 186,337,345)                108.8     240,963,800
Other Assets and Liabilities, Net                               (8.8)    (19,569,462)
-----------------------------------------------------------------------------------------
Net Assets                                                     100.0     221,394,338

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $19,377,547 which is 8.8% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt



As of September 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                           Unrealized
                                                                                          Appreciation
      Contracts to Deliver                  In Exchange For                Date              (US $)
-------------------------------------------------------------------------------------------------------------
CHF       955,000                 USD           758,237                 1/27/2006                12,479
-------------------------------------------------------------------------------------------------------------
CHF       400,000                 USD           316,331                 1/27/2006                 3,971
-------------------------------------------------------------------------------------------------------------
CHF       925,000                 USD           748,988                 2/23/2006                24,794
-------------------------------------------------------------------------------------------------------------
EUR       200,000                 USD           242,924                 12/2/2005                 1,779
-------------------------------------------------------------------------------------------------------------
EUR       1,400,000               USD           1,827,783               1/27/2006                25,555
-------------------------------------------------------------------------------------------------------------
EUR       325,000                 USD           398,824                 1/27/2006                 5,721
-------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                    74,299
-------------------------------------------------------------------------------------------------------------

Currency Abbreviations
------------------------------- ----- ------ ---------------------
CHF     Swiss Franc                   USD    United States Dollar
------- ----------------------- ----- ------ ---------------------
EUR     Euro
------- ----------------------- ----- ------ ---------------------

Investment Portfolio                             as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------


Scudder Variable Series II SVS Janus Growth Opportunities Portfolio

                                                              Shares      Value ($)
                                                        ---------------------------------

-----------------------------------------------------------------------------------------
    Common Stocks 97.0%
-----------------------------------------------------------------------------------------

Consumer Discretionary 21.6%

Automobiles 1.5%
Harley-Davidson, Inc.                                          47,445     2,298,236

Diversified Consumer Services 1.9%
Apollo Group, Inc. "A"*                                        43,825     2,909,542

Hotels Restaurants & Leisure 4.4%
Hilton Hotels Corp.                                            64,820     1,446,782
Royal Caribbean Cruises Ltd.                                   50,215     2,169,288
Starbucks Corp.*                                               60,275     3,019,778
                                                                        -----------
                                                                          6,635,848

Internet & Catalog Retail 2.1%
Expedia, Inc.* (a)                                             91,090     1,804,493
IAC/InterActiveCorp.* (a)                                      54,480     1,381,068
                                                                        -----------
                                                                          3,185,561

Media 1.7%
Time Warner, Inc.                                             141,885     2,569,537

Specialty Retail 7.8%
Best Buy Co., Inc.                                             46,070     2,005,427
Home Depot, Inc.                                              188,065     7,172,799
Staples, Inc.                                                 123,395     2,630,782
                                                                        -----------
                                                                         11,809,008

Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc. "B"                                                 39,755     3,247,188

Consumer Staples 4.8%

Beverages 1.9%
PepsiCo, Inc.                                                  49,250     2,792,967

Household Products 2.9%
Procter & Gamble Co.                                           74,960     4,457,122

Energy 5.1%

Energy Equipment & Services 1.5%
Halliburton Co.                                                32,540     2,229,641

Oil, Gas & Consumable Fuels 3.6%
ExxonMobil Corp.                                               55,445     3,522,975
Occidental Petroleum Corp.                                     23,470     2,005,042
                                                                        -----------
                                                                          5,528,017

Financials 7.5%

Capital Markets 1.2%
Morgan Stanley                                                 34,425     1,856,885

Consumer Finance 3.2%
American Express Co.                                           85,005     4,882,687

Diversified Financial Services 3.1%
Countrywide Financial Corp.                                    51,160     1,687,257
Fannie Mae                                                     67,275     3,015,265
                                                                        -----------
                                                                          4,702,522

Health Care 21.2%

Biotechnology 3.4%
Amgen, Inc.*                                                   35,245     2,807,969
Genentech, Inc.*                                               27,300     2,298,933
                                                                        -----------
                                                                          5,106,902

Health Care Equipment & Supplies 6.5%
Biomet, Inc.                                                   61,450     2,132,930
Medtronic, Inc.                                               119,760     6,421,531
Varian Medical Systems, Inc.*                                  32,155     1,270,444
                                                                        -----------
                                                                          9,824,905

Health Care Providers & Services 7.6%
Caremark Rx, Inc.*                                             61,140     3,052,720
UnitedHealth Group, Inc.                                      150,330     8,448,546
                                                                        -----------
                                                                         11,501,266

Pharmaceuticals 3.7%
Eli Lilly & Co.                                                31,855     1,704,880
Sanofi-Aventis (ADR)                                           94,720     3,935,616
                                                                        -----------
                                                                          5,640,496

Industrials 10.4%

Aerospace & Defense 1.0%
Raytheon Co.                                                   41,840     1,590,757

Air Freight & Logistics 1.6%
FedEx Corp.                                                    27,700     2,413,501

Industrial Conglomerates 7.8%
General Electric Co.                                          268,165     9,029,115
Tyco International Ltd.                                       100,045     2,786,253
                                                                        -----------
                                                                         11,815,368

Information Technology 22.4%

Communications Equipment 4.5%
Cisco Systems, Inc.*                                          140,145     2,512,800
Motorola, Inc.                                                197,715     4,367,524
                                                                        -----------
                                                                          6,880,324

Computers & Peripherals 4.1%
Dell, Inc.*                                                    35,450     1,212,390
Lexmark International, Inc. "A"* (a)                           28,270     1,725,884
Research In Motion Ltd.*                                       48,205     3,297,222
                                                                        -----------
                                                                          6,235,496

Electronic Equipment & Instruments 1.6%
Samsung Electronics Co., Ltd. (GDR), 144A (a)                   8,255     2,348,548

Internet Software & Services 3.4%
Yahoo!, Inc.*                                                 151,200     5,116,608

Semiconductors & Semiconductor Equipment 3.7%
Intel Corp.                                                    88,615     2,184,360
Texas Instruments, Inc.                                       101,795     3,450,850
                                                                        -----------
                                                                          5,635,210

Software 5.1%
Microsoft Corp.                                               223,160     5,741,907
SAP AG (ADR)                                                   46,280     2,005,312
                                                                        -----------
                                                                          7,747,219

Materials 2.3%

Metals & Mining
Rio Tinto PLC (ADR)                                            21,085     3,464,265

Telecommunication Services 1.7%

Wireless Telecommunication Services
China Mobile (Hong Kong) Ltd. (ADR) (a)                       102,815     2,533,362
-----------------------------------------------------------------------------------------
Total Common Stocks (Cost $122,681,405)                                 146,958,988

-----------------------------------------------------------------------------------------
    Securities Lending Collateral 2.9%
-----------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)     4,365,450     4,365,450
  (Cost $4,365,450)

-----------------------------------------------------------------------------------------
    Cash Equivalents 4.2%
-----------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                6,292,054     6,292,054
  (Cost $6,292,054)
                                                                 % of
                                                           Net Assets      Value ($)
                                                         ----------------------------
Total Investment Portfolio (Cost $ 133,338,909)                 104.1    157,616,492
Other Assets and Liabilities, Net                                (4.1)    (6,174,673)
 ------------------------------------------------------------------------------------
Net Assets                                                      100.0    151,441,821

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $4,264,811 which is 2.8% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Investment Portfolio                          as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------


Scudder Variable Series II SVS MFS Strategic Value Portfolio

                                                            Shares      Value ($)
                                                         -------------------------

-----------------------------------------------------------------------------------
    Common Stocks 98.0%
-----------------------------------------------------------------------------------

Consumer Discretionary 16.6%

Hotels Restaurants & Leisure 0.5%
International Game Technology                                  9,260      250,020

Leisure Equipment & Products 1.1%
Mattel, Inc.                                                  33,530      559,280

Media 8.9%
Interpublic Group of Companies, Inc.*                         77,400      900,936
Knight Ridder, Inc.                                            9,670      567,436
Viacom, Inc. "B"                                              51,215    1,690,607
Walt Disney Co.                                               59,230    1,429,220
                                                                       ----------
                                                                        4,588,199

Multiline Retail 1.4%
Family Dollar Stores, Inc.                                    38,100      757,047

Specialty Retail 4.7%
Circuit City Stores, Inc.                                     30,600      525,096
OfficeMax, Inc.                                               26,670      844,639
The Gap, Inc.                                                 60,380    1,052,423
                                                                       ----------
                                                                        2,422,158

Consumer Staples 3.8%

Beverages 0.5%
Molson Coors Brewing Co. "B"                                   4,070      260,521

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.                                         16,700      731,794

Personal Products 1.9%
Estee Lauder Companies, Inc. "A"                              10,600      369,198
Gillette Co.                                                  10,500      611,100
                                                                       ----------
                                                                          980,298

Energy 9.0%

Energy Equipment & Services 6.4%
BJ Services Co.                                               16,430      591,316
Cooper Cameron Corp.*                                          7,180      530,817
GlobalSantaFe Corp.                                           25,030    1,141,868
Noble Corp.                                                   14,710    1,007,047
                                                                       ----------
                                                                        3,271,048

Oil, Gas & Consumable Fuels 2.6%
Devon Energy Corp.                                            19,770    1,357,013

Financials 20.9%

Banks 7.3%
Bank of America Corp.                                         43,328    1,824,109
PNC Financial Services Group                                  33,810    1,961,656
                                                                       ----------
                                                                        3,785,765

Capital Markets 5.3%
Mellon Financial Corp.                                        52,550    1,680,023
Merrill Lynch & Co., Inc.                                     16,910    1,037,429
                                                                       ----------
                                                                        2,717,452

Diversified Financial Services 4.0%
JPMorgan Chase & Co.                                          60,720    2,060,230

Insurance 4.3%
Allstate Corp.                                                21,620    1,195,370
Conseco, Inc.*                                                49,930    1,054,022
                                                                       ----------
                                                                        2,249,392

Health Care 12.3%

Biotechnology 1.0%
MedImmune, Inc.*                                              15,320      515,518

Health Care Equipment & Supplies 0.8%
Boston Scientific Corp.*                                      17,480      408,508

Health Care Providers & Services 2.1%
Tenet Healthcare Corp.*                                       96,720    1,086,166

Pharmaceuticals 8.4%
Abbott Laboratories                                           11,630      493,112
Merck & Co., Inc.                                             63,080    1,716,407
Wyeth                                                         46,750    2,163,122
                                                                       ----------
                                                                        4,372,641

Industrials 6.9%

Building Products 2.7%
Masco Corp.                                                   46,120    1,414,962

Industrial Conglomerates 3.0%
Tyco International Ltd.                                       56,110    1,562,663

Machinery 1.2%
SPX Corp.                                                     13,000      597,350

Information Technology 11.8%

Communications Equipment 4.3%
Nortel Networks Corp.*                                       688,230    2,243,630

Computers & Peripherals 2.1%
Sun Microsystems, Inc.*                                      272,120    1,066,710

Software 5.4%
Compuware Corp.*                                              82,150      780,425
Symantec Corp.*                                               88,750    2,011,075
                                                                       ----------
                                                                        2,791,500

Materials 4.5%

Containers & Packaging 3.3%
Owens-Illinois, Inc.*                                         82,550    1,702,181

Paper & Forest Products 1.2%
Bowater, Inc.                                                 22,430      634,096

Telecommunication Services 10.9%

Communications Equipment 2.5%
Nokia Oyj (ADR)                                               77,520    1,310,863

Diversified Telecommunication Services 4.5%
Verizon Communications, Inc.                                  70,370    2,300,395

Wireless Telecommunication Services 3.9%
Sprint Nextel Corp.                                           84,660    2,013,215

Utilities 1.3%

Independent Power Producers & Energy Traders
Calpine Corp.* (a)                                           255,690      662,237
-----------------------------------------------------------------------------------
Total Common Stocks (Cost $47,090,246)                                 50,672,852

-----------------------------------------------------------------------------------
    Securities Lending Collateral 1.2%
-----------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)      624,800      624,800
  (Cost $624,800)

-----------------------------------------------------------------------------------
    Cash Equivalents 2.6%
-----------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)               1,330,198    1,330,198
  (Cost $1,330,198)
                                                            % of
                                                         Net Assets      Value ($)
                                                     -----------------------------
Total Investment Portfolio (Cost $ 49,045,244)                101.8    52,627,850
Other Assets and Liabilities, Net                             (1.8)      (938,323)
-----------------------------------------------------------------------------------
Net Assets                                                   100.0     51,689,527

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $590,720 which is 1.1 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

Investment Portfolio                           as of September 30, 2005  (Unaudited)
------------------------------------------------------------------------------------


Scudder Variable Series II SVS Oak Strategic Equity Portfolio

                                                              Shares     Value ($)
                                                          --------------------------

------------------------------------------------------------------------------------
    Common Stocks 99.5%
------------------------------------------------------------------------------------

Consumer Discretionary 7.7%

Household Durables 1.9%
Harman International Industries, Inc.                         15,000    1,534,050

Internet & Catalog Retail 5.8%
eBay, Inc.*                                                  112,200    4,622,640

Financials 11.9%

Capital Markets 8.2%
Charles Schwab Corp.                                         451,400    6,513,702

Diversified Financial Services 3.7%
Citigroup, Inc.                                               65,800    2,995,216

Health Care 16.5%

Biotechnology 9.2%
Affymetrix, Inc.* (a)                                         57,000    2,635,110
Amgen, Inc.*                                                  59,000    4,700,530
                                                                       ----------
                                                                        7,335,640

Health Care Equipment & Supplies 4.3%
Medtronic, Inc.                                               63,000    3,378,060

Pharmaceuticals 3.0%
Pfizer, Inc.                                                  96,200    2,402,114

Industrials 10.8%

Air Freight & Logistics 4.2%
United Parcel Service, Inc. "B"                               48,300    3,338,979

Electrical Equipment 2.2%
Rockwell Automation, Inc.                                     34,000    1,798,600

Machinery 4.4%
Caterpillar, Inc.                                             59,800    3,513,250

Information Technology 52.6%

Communications Equipment 14.3%
Cisco Systems, Inc.*                                         204,600    3,668,478
Juniper Networks, Inc.*                                      134,900    3,209,271
QUALCOMM, Inc.                                               101,500    4,542,125
                                                                       ----------
                                                                       11,419,874

Computers & Peripherals 10.5%
Avid Technology, Inc.* (a)                                    35,000    1,449,000
Dell, Inc.*                                                  105,900    3,621,780
EMC Corp.*                                                   252,600    3,268,644
                                                                       ----------
                                                                        8,339,424

Electronic Equipment & Instruments 1.4%
Symbol Technologies, Inc.                                    113,600    1,099,648

IT Consulting & Services 3.9%
Cognizant Technology Solutions Corp. "A"*                     67,500    3,144,825

Semiconductors & Semiconductor Equipment 13.5%
Applied Materials, Inc.                                      193,400    3,280,064
Linear Technology Corp.                                       93,100    3,499,629
Maxim Integrated Products, Inc.                               93,050    3,968,582
                                                                       ----------
                                                                       10,748,275

Software 9.0%
Electronic Arts, Inc.*                                        70,000    3,982,300
Symantec Corp.*                                              141,000    3,195,060
                                                                       ----------
                                                                        7,177,360
------------------------------------------------------------------------------------
Total Common Stocks (Cost $71,251,393)                                 79,361,657

------------------------------------------------------------------------------------
    Securities Lending Collateral 3.0%
------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)    2,372,710    2,372,710
  (Cost $2,372,710)

------------------------------------------------------------------------------------
    Cash Equivalents 0.0%
------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (d)                   1,922        1,922
  (Cost $1,922)
                                                                % of
                                                          Net Assets      Value ($)
                                                        ----------------------------
Total Investment Portfolio (Cost $ 73,626,025)                 102.5      81,736,289
Other Assets and Liabilities, Net                               (2.5)     (2,032,270)
 -----------------------------------------------------------------------------------
Net Assets                                                     100.0      79,704,019

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $2,371,682 which is 3.0 % of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio                       as of September 30, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder Variable Series II SVS Salomon Aggresive Growth Portfolio

                                                      Shares      Value ($)
                                                    ----------------------------

--------------------------------------------------------------------------------
    Common Stocks 91.3%
--------------------------------------------------------------------------------

Consumer Discretionary 15.4%

Media 15.1%
Cablevision Systems Corp. (New York Group) "A"*        38,000    1,165,460
Comcast Corp. "A"*                                      6,000      176,280
Comcast Corp. (Special) "A"*                           60,000    1,726,800
Discovery Holding Co. "A"*                              8,000      115,520
Liberty Global, Inc. "A"*                               4,000      108,320
Liberty Global, Inc. "C"*                               4,000      103,000
Liberty Media Corp. "A"*                               99,000      796,950
Time Warner, Inc.                                      77,000    1,394,470
Viacom, Inc. "B"                                       13,000      429,130
Walt Disney Co.                                        28,500      687,705
                                                                ----------
                                                                 6,703,635

Specialty Retail 0.3%
Charming Shoppes, Inc.*                                13,800      147,246

Energy 12.1%

Energy Equipment & Services 6.8%
Grant Prideco, Inc.*                                   23,400      951,210
Weatherford International Ltd.*                        30,500    2,094,130
                                                                ----------
                                                                 3,045,340

Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.                               24,500    2,345,875

Financials 8.4%

Capital Markets 8.0%
Lehman Brothers Holdings, Inc.                         20,000    2,329,600
Merrill Lynch & Co., Inc.                              20,000    1,227,000
                                                                ----------
                                                                 3,556,600

Diversified Financial Services 0.4%
CIT Group, Inc.                                         4,300      194,274

Health Care 33.9%

Biotechnology 18.9%
Amgen, Inc.*                                           26,000    2,071,420
Biogen Idec, Inc.*                                     39,500    1,559,460
Chiron Corp.*                                          44,500    1,941,090
Genentech, Inc.*                                        2,500      210,525
Genzyme Corp.*                                         30,300    2,170,692
Millennium Pharmaceuticals, Inc.*                      30,000      279,900
Vertex Pharmaceuticals, Inc.*                           9,000      201,150
                                                                ----------
                                                                 8,434,237

Health Care Equipment & Supplies 0.8%
Alkermes, Inc.*                                         7,500      126,000
Biosite, Inc.*                                          4,000      247,440
                                                                ----------
                                                                   373,440

Health Care Providers & Services 5.1%
UnitedHealth Group, Inc.                               40,000    2,248,000

Pharmaceuticals 9.1%
Forest Laboratories, Inc.*                             49,500    1,929,015
ImClone Systems, Inc.*                                 20,000      629,000
Johnson & Johnson                                      10,000      632,800
King Pharmaceuticals, Inc.*                            25,000      384,500
Teva Pharmaceutical Industries Ltd. (ADR)               4,000      133,680
Valeant Pharmaceuticals International                  17,000      341,360
                                                                ----------
                                                                 4,050,355

Industrials 7.8%

Aerospace & Defense 2.9%
L-3 Communications Holdings, Inc.                      16,200    1,280,934

Industrial Conglomerates 3.7%
Tyco International Ltd.                                60,000    1,671,000

Machinery 1.2%
Pall Corp.                                             19,000      522,500

Information Technology 13.7%

Communications Equipment 2.7%
C-COR, Inc.*                                           15,000      101,250
Motorola, Inc.                                         39,000      861,510
Nokia Oyj (ADR)                                        14,000      236,740
                                                                ----------
                                                                 1,199,500

Computers & Peripherals 2.5%
Maxtor Corp.*                                          60,000      264,000
SanDisk Corp.*                                         17,500      844,375
                                                                ----------
                                                                 1,108,375

Electronic Equipment & Instruments 0.0%
Cogent, Inc.*                                             126        2,992

Semiconductors & Semiconductor Equipment 7.4%
Broadcom Corp. "A"*                                    15,000      703,650
Cabot Microelectronics Corp.*                           5,000      146,900
Cirrus Logic, Inc.*                                    15,000      113,850
Cree, Inc.*                                             5,000      125,100
DSP Group, Inc.*                                        6,000      153,960
Freescale Semiconductor, Inc. "B"*                      4,000       94,320
Intel Corp.                                            18,000      443,700
Micron Technology, Inc.*                               85,000    1,130,500
RF Micro Devices, Inc.*                                19,000      107,350
Teradyne, Inc.*                                        15,000      247,500
                                                                ----------
                                                                 3,266,830

Software 1.1%
Advent Software, Inc.*                                  5,000      134,700
Autodesk, Inc.                                          7,900      366,876
                                                                ----------
                                                                   501,576
--------------------------------------------------------------------------------
Total Common Stocks (Cost $39,038,850)             40,652,709

--------------------------------------------------------------------------------
    Exchange Traded Funds 1.9%
--------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock  (Cost $852,088)       21,500      848,390

--------------------------------------------------------------------------------
    Cash Equivalents 7.2%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (a)        3,223,129    3,223,129
  (Cost $3,223,129)
                                                           % of
                                                     Net Assets      Value ($)
                                                   ----------------------------
Total Investment Portfolio (Cost $ 43,114,067)            100.4      44,724,228
Other Assets and Liabilities, Net                          (0.4)       (182,725)
 ------------------------------------------------------------------------------
Net Assets                                                100.0      44,541,503

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Variable Series II SVS Turner Mid Cap Growth Portfolio

                                                                                  Shares       Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 97.6%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 16.5%

Hotels Restaurants & Leisure 5.9%
Gaylord Entertainment Co.* (a)                                                     14,350       683,778
Harrah's Entertainment, Inc.                                                       17,070     1,112,793
MGM MIRAGE*                                                                        39,240     1,717,535
Scientific Games Corp. "A"* (a)                                                    45,170     1,400,270
Starwood Hotels & Resorts Worldwide, Inc.                                          24,160     1,381,227
Station Casinos, Inc.                                                              16,590     1,100,912
WMS Industries, Inc.* (a)                                                          31,560       887,783
                                                                                            -----------
                                                                                              8,284,298

Household Durables 1.4%
Fortune Brands, Inc.                                                               24,350     1,980,385

Media 2.4%
Getty Images, Inc.*                                                                15,480     1,331,899
Sirius Satellite Radio, Inc.* (a)                                                 298,850     1,957,468
                                                                                            -----------
                                                                                              3,289,367

Multiline Retail 0.7%
Nordstrom, Inc.                                                                    26,300       902,616

Specialty Retail 3.8%
Chico's FAS, Inc.*                                                                 47,040     1,731,072
GameStop Corp. "A"* (a)                                                            24,910       783,918
Urban Outfitters, Inc.* (a)                                                        54,980     1,616,412
Williams-Sonoma, Inc.*                                                             31,900     1,223,365
                                                                                            -----------
                                                                                              5,354,767

Textiles, Apparel & Luxury Goods 2.3%
Coach, Inc.*                                                                       66,190     2,075,718
Polo Ralph Lauren Corp.                                                            23,450     1,179,535
                                                                                            -----------
                                                                                              3,255,253

Consumer Staples 2.0%

Beverages 0.4%
Hansen Natural Corp.* (a)                                                          11,670       549,424

Food & Staples Retailing 1.0%
Whole Foods Market, Inc.                                                            9,960     1,339,122

Food Products 0.6%
Dean Foods Co.*                                                                    22,070       857,640

Energy 11.2%

Energy Equipment & Services 3.8%
Grant Prideco, Inc.*                                                               35,180     1,430,067
National-Oilwell Varco, Inc.*                                                      27,720     1,823,976
Patterson-UTI Energy, Inc.                                                         29,320     1,057,865
Tidewater, Inc.                                                                    22,070     1,074,147
                                                                                            -----------
                                                                                              5,386,055

Oil, Gas & Consumable Fuels 7.4%
Chesapeake Energy Corp. (a)                                                        18,930       724,073
Peabody Energy Corp.                                                               16,470     1,389,244
Range Resources Corp. (a)                                                          55,470     2,141,697
Southwestern Energy Co.*                                                           13,580       996,772
Sunoco, Inc.                                                                       21,530     1,683,646
Ultra Petroleum Corp.* (a)                                                         26,140     1,486,843
XTO Energy, Inc.                                                                   42,556     1,928,638
                                                                                            -----------
                                                                                             10,350,913

Financials 8.5%

Capital Markets 4.7%
Jefferies Group, Inc. (a)                                                          18,870       821,789
Mellon Financial Corp.                                                             33,440     1,069,077
Northern Trust Corp.                                                               23,510     1,188,430
SEI Investments Co.                                                                30,280     1,137,922
T. Rowe Price Group, Inc.                                                          36,210     2,364,513
                                                                                            -----------
                                                                                              6,581,731

Diversified Financial Services 2.9%
Affiliated Managers Group, Inc.* (a)                                               21,954     1,589,909
Ameritrade Holding Corp.* (a)                                                      65,670     1,410,591
Chicago Mercantile Exchange Holdings, Inc.                                          3,190     1,075,987
                                                                                            -----------
                                                                                              4,076,487

Insurance 0.9%
Fidelity National Financial, Inc.                                                  29,740     1,324,025

Health Care 16.7%

Biotechnology 2.8%
Celgene Corp.* (a)                                                                 28,510     1,548,663
MedImmune, Inc.*                                                                   37,880     1,274,662
Protein Design Labs, Inc.* (a)                                                     41,260     1,155,280
                                                                                            -----------
                                                                                              3,978,605

Health Care Equipment & Supplies 3.5%
Bausch & Lomb, Inc.                                                                16,770     1,353,004
C.R. Bard, Inc.                                                                    14,000       924,420
Dade Behring Holdings, Inc.                                                        36,600     1,341,756
Fisher Scientific International, Inc.*                                             20,550     1,275,127
                                                                                            -----------
                                                                                              4,894,307

Health Care Providers & Services 5.8%
Community Health Systems, Inc.*                                                    17,090       663,263
Coventry Health Care, Inc.*                                                        13,670     1,175,893
DaVita, Inc.*                                                                      20,670       952,267
Express Scripts, Inc.*                                                             15,260       949,172
Henry Schein, Inc.*                                                                29,020     1,236,833
Omnicare, Inc.                                                                     11,280       634,274
PacifiCare Health Systems, Inc.*                                                   21,830     1,741,598
WellChoice, Inc.*                                                                  10,090       765,831
                                                                                            -----------
                                                                                              8,119,131

Pharmaceuticals 4.6%
Allergan, Inc.                                                                     14,050     1,287,261
Forest Laboratories, Inc.*                                                         33,790     1,316,796
Kos Pharmaceuticals, Inc.* (a)                                                     14,020       938,359
MGI Pharma, Inc.* (a)                                                              27,490       640,792
Sepracor, Inc.*                                                                    20,090     1,185,109
Shire Pharmaceuticals Group PLC (ADR) (a)                                          30,270     1,119,687
                                                                                            -----------
                                                                                              6,488,004

Industrials 10.6%

Aerospace & Defense 1.8%
Ceradyne, Inc.* (a)                                                                14,750       541,030
Empresa Brasiliera de Aeronautica SA (ADR)                                         13,320       514,152
Precision Castparts Corp.                                                          28,280     1,501,668
                                                                                            -----------
                                                                                              2,556,850

Air Freight & Logistics 1.5%
C.H. Robinson Worldwide, Inc.                                                      17,560     1,125,947
UTI Worldwide, Inc. (a)                                                            12,260       952,602
                                                                                            -----------
                                                                                              2,078,549

Commercial Services & Supplies 2.3%
aQuantive, Inc.* (a)                                                               30,630       616,582
Manpower, Inc.                                                                     21,490       953,941
Monster Worldwide, Inc.*                                                           55,660     1,709,319
                                                                                            -----------
                                                                                              3,279,842

Electrical Equipment 1.9%
AMETEK, Inc.                                                                       23,140       994,326
Roper Industries, Inc.                                                             42,620     1,674,540
                                                                                            -----------
                                                                                              2,668,866

Machinery 2.3%
Joy Global, Inc.                                                                   28,300     1,428,018
Oshkosh Truck Corp.                                                                24,550     1,059,578
Terex Corp.*                                                                       14,310       707,343
                                                                                            -----------
                                                                                              3,194,939

Trading Companies & Distributors 0.8%
WESCO International, Inc.* (a)                                                     31,390     1,063,179

Information Technology 26.7%

Communications Equipment 4.5%
ADTRAN, Inc.                                                                       30,250       952,875
Comverse Technologies, Inc.*                                                       73,400     1,928,218
F5 Networks, Inc.*                                                                 13,360       580,759
Foundry Networks, Inc.*                                                            81,480     1,034,796
Ixia* (a)                                                                           4,554        66,989
JDS Uniphase Corp.*                                                               377,990       839,138
NETGEAR, Inc.* (a)                                                                 33,750       812,025
                                                                                            -----------
                                                                                              6,214,800

Computers & Peripherals 1.6%
SanDisk Corp.*                                                                     47,310     2,282,708

Electronic Equipment & Instruments 3.2%
Agilent Technologies, Inc.*                                                        52,580     1,721,995
CDW Corp.                                                                          18,290     1,077,647
Cogent, Inc.* (a)                                                                  47,190     1,120,762
Itron, Inc.* (a)                                                                   12,280       560,705
                                                                                            -----------
                                                                                              4,481,109

Internet Software & Services 3.3%
Akamai Technologies, Inc.* (a)                                                     50,600       807,070
CNET Networks, Inc.* (a)                                                          110,270     1,496,364
NetEase.com, Inc. (ADR)*                                                            6,930       623,769
Openwave Systems, Inc.* (a)                                                        68,210     1,226,416
ValueClick, Inc.* (a)                                                              28,580       488,432
                                                                                            -----------
                                                                                              4,642,051

IT Consulting & Services 1.6%
Alliance Data Systems Corp.*                                                       27,200     1,064,880
Global Payments, Inc.                                                              15,270     1,186,784
                                                                                            -----------
                                                                                              2,251,664

Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc.*                                                      88,570     2,231,964
Analog Devices, Inc.                                                               45,080     1,674,271
ASML Holding NV (New York Registered Shares)* (a)                                  65,200     1,076,452
Broadcom Corp. "A"*                                                                68,630     3,219,434
Cypress Semiconductor Corp.* (a)                                                   74,670     1,123,784
Genesis Microchip, Inc.* (a)                                                       41,440       909,608
KLA-Tencor Corp.                                                                   49,270     2,402,405
Micron Technology, Inc.* (a)                                                       49,590       659,547
Silicon Laboratories, Inc.* (a)                                                    23,980       728,752
SiRF Technology Holdings, Inc.* (a)                                                15,800       476,054
Teradyne, Inc.*                                                                    81,210     1,339,965
Varian Semiconductor Equipment Associates, Inc.* (a)                               40,490     1,715,561
                                                                                            -----------
                                                                                             17,557,797

Materials 3.3%

Chemicals 0.7%
The Mosaic Co.* (a)                                                                61,410       983,788

Construction Materials 0.8%
Florida Rock Industries, Inc.                                                      17,360     1,112,603

Metals & Mining 1.8%
Allegheny Technologies, Inc.                                                       26,130       809,507
CONSOL Energy, Inc.                                                                16,850     1,285,150
Freeport-McMoRan Copper & Gold, Inc. "B"                                            8,890       431,965
                                                                                            -----------
                                                                                              2,526,622

Telecommunication Services 1.6%

Wireless Telecommunication Services
NII Holdings, Inc.* (a)                                                            26,170     2,210,057

Utilities 0.5%

Gas Utilities
Questar Corp.                                                                       8,060       710,247
----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $107,787,853)                                       136,827,801

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 21.0%
----------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (b) (c)                        29,455,046    29,455,046
  (Cost $29,455,046)

----------------------------------------------------------------------------------------------------------
    Cash Equivalents 1.2%
----------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (d)                                    1,639,783     1,639,783
  (Cost $1,639,783)
                                                                                   % of
                                                                              Net Assets       Value ($)
                                                                             ---------------------------
Total Investment Portfolio (Cost $ 138,882,682)                                     119.8   167,922,630
Other Assets and Liabilities, Net                                                   (19.8)  (27,713,267)
----------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0   140,209,363

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $29,024,084 which is 20.7% of net assets.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)  Represents collateral held in connection with securities lending.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series II


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series II


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005